As filed with the Securities and Exchange Commission on January 27, 2003

                                                Securities Act File No. ______
                                     Investment Company Act File No. 811-09637

==============================================================================

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                               -----------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                               -----------------

                        Pre-Effective Amendment No. |_|
                       Post-Effective Amendment No. |_|
                       (Check appropriate box or boxes)

                               -----------------

                  Merrill Lynch Large Cap Series Funds, Inc.
            (Exact Name of Registrant as Specified in its Charter)

                               -----------------

                                (609) 282-2800
                       (Area Code and Telephone Number)

                               -----------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                               -----------------

                                Terry K. Glenn
                 Merrill Lynch Investment Managers Funds, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                               -----------------

                                  Copies to:


        Counsel for the Fund:
         Frank P. Bruno, Esq.                       Philip L. Kirstein
    Sidley Austin Brown & Wood LLP              Fund Asset Management, L.P.
          787 Seventh Avenue                           P.O. Box 9011
       New York, New York 10019             Princeton, New Jersey 08543 - 9011

                               -----------------

     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

     It is proposed that this filing will become effective on February 26, 2003, pursuant to Rule 488.

     Title of Securities Being Registered: Common Stock, Par Value $.10 per share.

     No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

 Master Large Cap Series Trust has also executed this Registration Statement.


==============================================================================

                          MERCURY LARGE CAP CORE FUND
                        MERCURY LARGE GROWTH CORE FUND
                         MERCURY LARGE VALUE CORE FUND
                                 P.O. BOX 9011
                       PRINCETON, NEW JERSEY 08543-9011

                              ------------------

                  NOTICE OF SPECIAL MEETINGS OF STOCKHOLDERS

                              ------------------

                          To Be Held On April 4, 2003


TO THE STOCKHOLDERS OF
     MERCURY LARGE CAP CORE FUND
     MERCURY LARGE CAP GROWTH FUND
     MERCURY LARGE CAP VALUE FUND:

     NOTICE IS HEREBY GIVEN that a special meeting of stockholders (the "Core Meeting") of Mercury Large Cap Core Fund ("Mercury Core"), a series of Mercury Large Cap Series Funds, Inc. ("Mercury Large Cap"), will be held at the offices of Fund Asset Management, L.P. ("FAM"), 800 Scudders Mill Road,
Plainsboro, New Jersey, on April 4, 2003, at [   ] [a.m.] Eastern time, for
the following purposes:

          (1) To approve or disapprove an Agreement and Plan of Reorganization (the "Core Agreement and Plan") providing for the acquisition of the assets, and the assumption of the liabilities of Mercury Core by Merrill Lynch Large Cap Core Fund ("ML Core"), a series of Merrill Lynch Large Cap Series Funds, Inc. ("ML Large Cap"), and the simultaneous distribution to Mercury Core of newly-issued shares of common stock of ML Core having an aggregate net asset value equal to the value of the net assets of Mercury Core acquired by ML Core. The Core Agreement and Plan also provides for the distribution, on a proportionate basis, of the shares of common stock of ML Core received by Mercury Core to the stockholders of Mercury Core. A vote in favor of this proposal by the stockholders of Mercury Core will constitute a vote in favor of the termination of Mercury Core as a series of Mercury Large Cap (collectively, the "Core Acquisition").

          (2) To transact such other business as properly may come before the Core Meeting or any adjournments thereof.

     NOTICE IS HEREBY GIVEN that a special meeting of stockholders (the "Growth Meeting") of Mercury Large Cap Growth Fund ("Mercury Growth"), a series of Mercury Large Cap, will be held at the offices of FAM, 800 Scudders
Mill Road, Plainsboro, New Jersey, on April 4, 2003, at [   ] [a.m.] Eastern
time, for the following purposes:

          (1) To approve or disapprove an Agreement and Plan of Reorganization (the "Growth Agreement and Plan") providing for the acquisition of the assets, and the assumption of the liabilities of Mercury Core by Merrill Lynch Large Cap Growth Fund ("ML Growth"), a series of ML Large Cap, and the simultaneous distribution to Mercury Growth of newly-issued shares of common stock of ML Growth having an aggregate net asset value equal to the value of the net assets of Mercury Growth acquired by ML Growth. The Growth Agreement and Plan also provides for the distribution, on a proportionate basis, of the shares of common stock of ML Growth received by Mercury Growth to the stockholders of Mercury Growth. A vote in favor of this proposal by the stockholders of Mercury Growth will constitute a vote in favor of the termination of Mercury Growth as a series of Mercury Large Cap (collectively, the "Growth Acquisition").

          (2) To transact such other business as properly may come before the Growth Meeting or any adjournments thereof.

     NOTICE IS HEREBY GIVEN that a special meeting of stockholders (the "Value Meeting") of Mercury Large Cap Value Fund ("Mercury Value"), a series of Mercury Large Cap, will be held at the offices of FAM, 800 Scudders Mill Road,
Plainsboro, New Jersey, on April 4, 2003, at [   ] [a.m.] Eastern time, for
the following purposes:

          (1) To approve or disapprove an Agreement and Plan (the "Value Agreement and Plan") providing for the acquisition of the assets, and the assumption of the liabilities of Mercury Value by Merrill Lynch Large Cap Value Fund ("ML Value"), a series of ML Large Cap, and the simultaneous distribution to Mercury Value of newly-issued shares of common stock of ML Value having an aggregate net asset value equal to the value of the net assets of Mercury Value acquired by ML Value. The Value Agreement and Plan also provides for the distribution, on a proportionate basis, of the shares of common stock of ML Value received by Mercury Value to the stockholders of Mercury Value. A vote in favor of this proposal by the stockholders of Mercury Value will constitute a vote in favor of the termination of Mercury Value as a series of Mercury Large Cap (collectively, the "Value Acquisition").

          (2) To transact such other business as properly may come before the Value Meeting or any adjournments thereof.

     In the event the Core Acquisition, the Growth Acquisition and the Value Acquisition are completed, Mercury Large Cap will be (i) deregistered as an investment company under the Investment Company Act of 1940 and (ii) dissolved under state law.

     Stockholders of Mercury Core, Mercury Growth or Mercury Value are not entitled to appraisal rights in connection with these reorganization transactions. The completion of any reorganization transaction is not contingent upon the completion of any other reorganization transaction.

     The Board of Directors of Mercury Large Cap has fixed the close of business on January 31, 2003 as the record date for the determination of stockholders of Mercury Core, Mercury Growth and Mercury Value entitled to notice of, and to vote at, the Core Meeting, the Growth Meeting, or the Value Meeting, respectively, or any adjournment thereof.

     You are cordially invited to attend the Meeting of your Fund. Stockholders of Mercury Core, Mercury Growth and Mercury Value who do not expect to attend the Core Meeting, the Growth Meeting, or the Value Meeting, respectively, in person are requested to complete, date and sign the enclosed form of proxy and return it promptly in the envelope provided for that purpose. If you have been provided with the opportunity on your proxy card or voting instruction form to provide voting instructions via telephone or the internet, please take advantage of these prompt and efficient voting options. The enclosed proxy is being solicited on behalf of the Board of Directors of Mercury Large Cap.

     [If you have any questions regarding the enclosed proxy material or need assistance in voting your shares, please contact our proxy solicitor, ___________________ at 1-__-__-__].


                                By Order of the Board of Directors,

                                SUSAN B. BAKER
                                Secretary
                                Mercury Large Cap Series Funds, Inc.


Plainsboro, New Jersey
Dated:  February __, 2003

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                             SUBJECT TO COMPLETION
                  PRELIMINARY PROXY STATEMENT AND PROSPECTUS
                            DATED JANUARY 27, 2003

                              PROXY STATEMENT OF
                     MERCURY LARGE CAP SERIES FUNDS, INC.
                  FOR USE AT SPECIAL MEETINGS OF STOCKHOLDERS

                          TO BE HELD ON APRIL 4, 2003

                             --------------------

                                 PROSPECTUS OF
                  MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.
                 PO BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                                (609) 282-2800

                             --------------------

     This Proxy Statement and Prospectus is furnished to you because you are a stockholder of any of Mercury Large Cap Core Fund ("Mercury Core"), Mercury Large Cap Growth Fund ("Mercury Growth"), and Mercury Large Cap Value Fund ("Mercury Value"), each a series of Mercury Large Cap Series Funds, Inc. ("Mercury Large Cap").

     Mercury Core and Merrill Lynch Large Cap Core Fund ("ML Core"), a series of Merrill Lynch Large Cap Series Funds, Inc. ("ML Large Cap"), are organized as "feeder" funds that invest all of their respective assets in the Large Cap Core Portfolio (the "Core Portfolio") of Master Large Cap Series Trust ("Large Cap Trust"). Mercury Core, ML Core and the Core Portfolio of Large Cap Trust have the same investment objective and policies. Mercury Growth and Merrill Lynch Large Cap Growth Fund ("ML Growth"), a series of ML Large Cap, are organized as "feeder" funds that invest all of their respective assets in the Large Cap Growth Portfolio (the "Growth Portfolio") of Large Cap Trust. Mercury Growth, ML Growth and the Growth Portfolio of Large Cap Trust have the same investment objective and policies. Mercury Value and Merrill Lynch Large Cap Value Fund ("ML Value"), a series of ML Large Cap, are organized as "feeder" funds that invest all of their respective assets in the Large Cap Value Portfolio (the "Value Portfolio") of Large Cap Trust. Mercury Value, ML Value and the Value Portfolio of Large Cap Trust have the same investment objective and policies. The above-described structure is commonly referred to as the "master/feeder" structure.

     Stockholders of Mercury Core are being asked to consider and approve a proposed reorganization of Mercury Core into ML Core (the "Core Acquisition") whereby:

     FIRST, ML Core will acquire substantially all of the assets of Mercury Core and assume substantially all of the liabilities of Mercury Core in exchange solely for newly-issued shares of common stock of ML Core.

     SECOND, Mercury Core will distribute the shares of ML Core received in the reorganization to its stockholders.


                                                      (continued on next page)


                             --------------------


 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement and Prospectus. Any representation to the contrary is a criminal offense.

                             --------------------

      The date of this Proxy Statement and Prospectus is February , 2003

                              -------------------

     Stockholders of Mercury Growth are being asked to consider and approve a proposed reorganization of Mercury Growth into ML Growth (the "Growth Acquisition") whereby:

     FIRST, ML Growth will acquire substantially all of the assets of Mercury Growth and assume substantially all of the liabilities of Mercury Growth in exchange solely for newly-issued shares of common stock of ML Growth.

     SECOND, Mercury Growth will distribute the shares of ML Growth received in the reorganization to its stockholders.

     Stockholders of Mercury Value are being asked to consider and approve a proposed reorganization of Mercury Value into ML Value (the "Value Acquisition") whereby:

     FIRST, ML Value will acquire substantially all of the assets of Mercury Value and assume substantially all of the liabilities of Mercury Value in exchange solely for newly-issued shares of common stock of ML Value.

     SECOND, Mercury Value will distribute the shares of ML Value received in the reorganization to its stockholders.

     In the event the Core Acquisition, the Growth Acquisition and the Value Acquisition are completed, Mercury Large Cap will be (i) deregistered as an investment company under the Investment Company Act of 1940 (the "1940 Act") and (ii) dissolved under state law.

     This Proxy Statement and Prospectus sets forth concisely the information about ML Core, ML Growth, and ML Value that you should know as you consider the Core Acquisition, the Growth Acquisition, and the Value Acquisition, respectively, and should be retained for future reference. Mercury Large Cap authorized the solicitation of proxies in connection with the Core Acquisition, the Growth Acquisition, and the Value Acquisition solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

     A Special Meeting of Stockholders of each of Mercury Core, Mercury Growth, and Mercury Value will be held on April 4, 2003 for the purpose of obtaining stockholder approval of the Core Acquisition, the Growth Acquisition, and the Value Acquisition, respectively (each, a "Meeting," and collectively, the "Meetings").

     The Board of Directors of Mercury Large Cap has fixed the close of business on January 31, 2003 as the record date (the "Record Date") for the determination of stockholders of Mercury Core, Mercury Growth, and Mercury Value entitled to notice of, and to vote at, the applicable Meeting and at any adjournments thereof. Each stockholder of Mercury Core, Mercury Growth, and Mercury Value on the Record Date will be entitled to one vote for each share of common stock of such Fund held, with no share having cumulative voting rights. As of the Record Date, Mercury Core had ____________ shares outstanding, Mercury Growth had ____________ shares outstanding, and Mercury Value had ____________ shares outstanding.

     Stockholders of Mercury Core will be receiving the following documents with this Proxy Statement and Prospectus:

     o Prospectus of ML Large Cap, dated January 14, 2002, as supplemented (the "ML Large Cap Prospectus");

     o Annual Report to Stockholders of ML Core for the fiscal year ended October 31, 2002 (the "ML Core Annual Report").

     Stockholders of Mercury Growth will be receiving the following documents with this Proxy Statement and Prospectus:

     o    ML Large Cap Prospectus; and

     o Annual Report to Stockholders of ML Growth for the fiscal year ended October 31, 2002 (the "ML Growth Annual Report").

     Stockholders of Mercury Value will be receiving the following documents with this Proxy Statement and Prospectus:

     o    ML Large Cap Prospectus; and

     o Annual Report to Stockholders of ML Value for the fiscal year ended October 31, 2002 (the "ML Value Annual Report").

     The ML Large Cap Prospectus, the ML Core Annual Report, the ML Growth Annual Report and the ML Value Annual Report are incorporated by reference into this Proxy Statement and Prospectus, which means that they are legally considered to be part of this Proxy Statement and Prospectus.

     Certain other documents containing information about Mercury Core, Mercury Growth, Mercury Value, ML Core, ML Growth, ML Value, and Large Cap Trust have been filed with the Securities and Exchange Commission (the "Commission") and may be obtained, without charge, by writing to the applicable Fund or Large Cap Trust at the address above, or by calling 1-800-995-6526. These documents are:

     o Statement of Additional Information of ML Large Cap, dated January 14, 2002, as supplemented (the "ML Large Cap Statement");

     o Prospectus of Mercury Large Cap, dated January 30, 2002 (the "Mercury Large Cap Prospectus");

     o Statement of Additional Information of Mercury Large Cap, dated January 30, 2002 (the "Mercury Large Cap Statement");

     o Annual Report to Stockholders of Mercury Core for the fiscal year ended October 31, 2002 (the "Mercury Core Annual Report");

     o Annual Report to Stockholders of Mercury Growth for the fiscal year ended October 31, 2002 (the "Mercury Growth Annual Report");

     o Annual Report to Stockholders of Mercury Value for the fiscal year ended October 31, 2002 (the "Mercury Value Annual Report").

     The ML Large Cap Statement, the Mercury Large Cap Prospectus, the Mercury Large Cap Statement, the Mercury Core Annual Report, the Mercury Growth Annual Report and the Mercury Value Annual Report also are incorporated by reference into this Proxy Statement and Prospectus.

     It is intended that the Core Acquisition, the Growth Acquisition, and the Value Acquisition will be tax-free reorganizations for Federal income tax purposes. You should consult your tax adviser for details concerning your decision to participate in the applicable transaction.

     Mercury Core, Mercury Growth, Mercury Value, ML Core, ML Growth and ML Value are sometimes individually referred to herein as a "Fund" and collectively as the "Funds," as the context requires. Mercury Core, Mercury Growth and Mercury Value are sometimes individually referred to herein as a "Target Fund" and collectively as the "Target Funds," as the context requires. ML Core, ML Growth and ML Value are sometimes individually referred to herein as an "Acquiring Fund" and collectively as the "Acquiring Funds," as the context requires. The acquisition of a Target Fund's assets by an Acquiring Fund and the assumption of a Target Fund's liabilities by an Acquiring Fund is sometimes individually referred to herein as a "Target Fund Acquisition" and collectively as the "Target Fund Acquisitions," as the context requires.


                                                TABLE OF CONTENTS

                                                                                                           Page
                                                                                                           ----

INTRODUCTION..................................................................................................1
SUMMARY.......................................................................................................2
     The Target Fund Acquisitions.............................................................................2
     What Shareholders of the Target Funds Will Receive in the Target Fund Acquisitions.......................2
     Target Fund Board Considerations for the Target Fund Acquisitions........................................3
     Fee Tables...............................................................................................5
RISK FACTORS AND SPECIAL CONSIDERATIONS......................................................................25
COMPARISON OF THE FUNDS......................................................................................26
     Financial Highlights....................................................................................26
     Investment Objectives...................................................................................44
     Investment Policies.....................................................................................44
     Investment Restrictions.................................................................................44
     Investment Advisory Arrangements and Administration Arrangements........................................44
     Purchase of Shares......................................................................................44
     Redemption of Shares....................................................................................44
     Performance.............................................................................................45
     Code of Ethics..........................................................................................51
     Shareholder Rights......................................................................................51
     Dividends...............................................................................................51
     Automatic Dividend Reinvestment Plan....................................................................51
     Automatic Investment Plan...............................................................................51
     Systematic Withdrawal Program...........................................................................52
     Tax Information.........................................................................................52
     Portfolio Transactions..................................................................................52
     Portfolio Turnover......................................................................................52
     Additional Information..................................................................................52
THE TARGET FUND ACQUISITIONS.................................................................................56
     General  ...............................................................................................56
     Procedure...............................................................................................57
     Terms of the Agreement and Plan.........................................................................57
     Potential Benefits to Shareholders as a Result of the Target Fund Acquisitions..........................59
     Tax Consequences of the Target Fund Acquisitions........................................................60
     Appraisal Rights........................................................................................61
     Capitalization..........................................................................................62
INFORMATION CONCERNING THE MEETING...........................................................................65
     Date, Time and Place of Meeting.........................................................................65
     Solicitation, Revocation and Use of Proxies.............................................................65
     Record Date and Outstanding Shares......................................................................65
     Security Ownership of Certain Beneficial and Registered Owners and Management of the Target
              Funds and the Acquiring Funds..................................................................65
     Voting Rights and Required Vote.........................................................................66
ADDITIONAL INFORMATION.......................................................................................67
LEGAL PROCEEDINGS............................................................................................67
LEGAL OPINIONS...............................................................................................67
EXPERTS......................................................................................................67
SHAREHOLDER PROPOSALS........................................................................................68

EXHIBIT I - FORM OF AGREEMENT AND PLAN OF REORGANIZATION....................................................I-1
EXHIBIT II - SECURITY OWNERSHIP............................................................................II-1


                                 INTRODUCTION

     This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Directors of Mercury Large Cap for use at each of the Meetings. The Meetings for Mercury Core, Mercury Growth and Mercury Value will be held at the offices of Fund Asset Management, L.P. ("FAM"), 800 Scudders Mill Road, Plainsboro, New Jersey on April 4, 2003,
at [   ] [a.m.], [   ] [a.m.], and [   ] [a.m.], respectively, Eastern time.
The mailing address for Mercury Large Cap is P.O. Box 9011, Princeton, New Jersey 08543-9011. The approximate mailing date of this Proxy Statement and Prospectus is February 28, 2003.

     Any person giving a proxy may revoke it at any time prior to its exercise by executing a superseding proxy (unless the proxy states that it is irrevocable and it is coupled with an interest) by giving written notice of the revocation of such proxy to the Secretary of Mercury Large Cap at the address indicated above or by voting in person at the applicable Meeting. All properly executed proxies received prior to a Meeting will be voted at such Meeting in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, properly executed proxies with respect to Mercury Core will be voted "FOR" the proposal to approve the Agreement and Plan of Reorganization by and among ML Large Cap, on behalf of ML Core, Mercury Large Cap, on behalf of Mercury Core, and Large Cap Trust, on behalf of the Core Portfolio (the "Core Agreement and Plan"). Unless instructions to the contrary are marked, properly executed proxies with respect to Mercury Growth will be voted "FOR" the proposal to approve the Agreement and Plan of Reorganization by and among ML Large Cap, on behalf of ML Growth, Mercury Large Cap, on behalf of the Mercury Growth, and Large Cap Trust, on behalf of the Growth Portfolio (the "Growth Agreement and Plan"). Unless instructions to the contrary are marked, properly executed proxies with respect to Mercury Value will be voted "FOR" the proposal to approve the Agreement and Plan of Reorganization by and among ML Large Cap, on behalf of ML Value, Mercury Large Cap, on behalf of the Mercury Value, and Large Cap Trust, on behalf of the Value Portfolio (the "Value Agreement and Plan"). The Core Agreement and Plan, the Growth Agreement and Plan, and the Value Agreement and Plan are sometimes referred to herein individually as an "Agreement and Plan" or collectively as the "Agreement and Plans," as the context requires.

     Assuming a quorum is present at a Meeting, stockholder approval of the applicable Agreement and Plan requires the affirmative vote of Target Fund stockholders representing a majority of all of the shares of such Target Fund represented in person or by proxy and entitled to be voted thereon at such Meeting. Stockholders of a Target Fund will vote as a single class on the proposal to approve the applicable Agreement and Plan. See "Information Concerning the Meeting."

     The Board of Directors of Mercury Large Cap knows of no business other than the Agreement and Plans that will be presented for consideration at the Meetings. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

     This Proxy Statement and Prospectus serves as a prospectus of ML Large Cap under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of the shares of common stock of each Acquiring Fund to the applicable Target Fund pursuant to the terms of the applicable Agreement and Plan.

     ML Large Cap and Mercury Large Cap are organized as Maryland corporations. Large Cap Trust is organized as a Delaware statutory trust. In each jurisdiction, nomenclature varies. For ease of reference and clarity of presentation, shares of common stock of the Target Funds and Acquiring Funds and beneficial interests in the Core Portfolio of Large Cap Trust, the Growth Portfolio of Large Cap Trust and the Value Portfolio of Large Cap Trust are referred to herein as "shares;" holders of shares are referred to herein as "shareholders;" the Directors of ML Large Cap and Mercury Large Cap and the Trustees of Large Cap Trust are referred to herein as "Board Members;" and the Board of Directors of ML Large Cap and Mercury Large Cap and the Boards of Trustees of Large Cap Trust are referred to herein individually as a "Board" and collectively as the "Boards," as the context requires. ML Core, as the surviving entity in the Core Acquisition, is sometimes referred to herein as the Combined Core Fund. ML Growth, as the surviving entity in the Growth Acquisition, is sometimes referred to herein as the Combined Growth Fund. ML Value, as the surviving entity in the Value Acquisition, is sometimes referred to herein as the Combined Value Fund. The Combined Core Fund, the Combined Growth Fund and the Combined Value Fund are sometimes collectively referred to herein as the "Combined Funds."

                                    SUMMARY

     The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained elsewhere in this Proxy Statement and Prospectus and in the form of Agreement and Plan of Reorganization, a copy of which is attached hereto as Exhibit I.

1.   The Target Fund Acquisitions

     At meetings of the Boards of ML Large Cap, Mercury Large Cap and Large Cap Trust held on December 18, 2002, the Boards approved the proposed Target Fund Acquisitions pursuant to which:

     o (i) ML Core will acquire substantially all of the assets of Mercury Core, consisting primarily of all of Mercury Core's shares of the Core Portfolio of Large Cap Trust, and assume substantially all of the liabilities of Mercury Core in exchange for newly-issued shares of ML Core, (ii) Mercury Core will distribute such shares to its shareholders, and (iii) Mercury Core will be terminated as a series of Mercury Large Cap;

     o (i) ML Growth will acquire substantially all of the assets of Mercury Growth, consisting primarily of all of Mercury Growth's shares of the Growth Portfolio of Large Cap Trust, and assume substantially all of the liabilities of Mercury Growth in exchange for newly-issued shares of ML Growth, (ii) Mercury Growth will distribute such shares to its shareholders, and (iii) Mercury Growth will be terminated as a series of Mercury Large Cap;

     o (i) ML Value will acquire substantially all of the assets of Mercury Value, consisting primarily of all of Mercury Value's shares of the Value Portfolio of Large Cap Trust, and assume substantially all of the liabilities of Mercury Value in exchange for newly-issued shares of ML Value, (ii) Mercury Value will distribute such shares to its shareholders, and (iii) Mercury Value will be terminated as a series of Mercury Large Cap.

     In the event the Core Acquisition, the Growth Acquisition and the Value Acquisition are completed, Mercury Large Cap will be (i) deregistered as an investment company under the 1940 Act and (ii) dissolved under state law.

2.   What Shareholders of a Target Fund Will Receive in a Target Fund
     Acquisition

     If an Agreement and Plan is approved and the applicable Target Fund Acquisition is consummated:

     o    You will become a shareholder of the applicable Acquiring Fund;

     o You will receive the following class of shares of the applicable Acquiring Fund in exchange for your Target Fund shares:

                     If You                  You Will
                      Hold                    Receive
                Target Fund Class       Acquiring Fund Class
                -------------------     ----------------------
                       I*                        A
                       B                         B
                       C                         C
                       A                         D

     o The Acquiring Fund shares that you receive in a Target Fund Acquisition will have the same aggregate net asset value as the Target Fund shares that you hold immediately prior to such Target Fund Acquisition.


__________________
* All outstanding Class I shares of Mercury Core and Mercury Value were redeemed on January 10, 2002.

3.   Mercury Large Cap Board Considerations for the Target Fund Acquisitions

     The Board of Mercury Large Cap has approved the Core Agreement and Plan, the Growth Agreement and Plan, and the Value Agreement and Plan and recommends that you vote to approve the applicable Agreement and Plan as well. The Board of Mercury Large Cap determined that the interests of the existing shareholders of each Target Fund would not be diluted on a net asset value basis as a result of the applicable Target Fund Acquisition and that each Target Fund Acquisition is in the best interests of the applicable Target Fund.

     With respect to Mercury Core, the Board of Mercury Large Cap considered a number of factors in reaching their decision, including the following:

     o After the Core Acquisition, shareholders of Mercury Core will remain invested in a mutual fund having the exact same investment objectives and policies;

     o After the Core Acquisition, it is expected that Mercury Core shareholders will be invested in a substantially larger fund (for example, as of October 31, 2002, the net assets of Mercury Core were $13.9 million, while the net assets of the Combined Core Fund on such date would have been approximately $873 million on a pro forma basis);

     o After the Core Acquisition, it is expected that Mercury Core shareholders will benefit from a lower operating expense ratio as shareholders of the Combined Core Fund; and

     o    The Core Acquisition is expected to be tax free to shareholders.

     With respect to Mercury Growth, the Board of Mercury Large Cap considered a number of factors in reaching their decision, including the following:

     o After the Growth Acquisition, shareholders of Mercury Growth will remain invested in a mutual fund having the exact same investment objectives and policies;

     o After the Growth Acquisition, it is expected that Mercury Growth shareholders will be invested in a substantially larger fund (for example, as of October 31, 2002, the net assets of Mercury Growth were $1.1 million, while the net assets of the Combined Growth Fund on such date would have been approximately $185.5 million on a pro forma basis);

     o After the Growth Acquisition, it is expected that Mercury Growth shareholders will benefit from a lower operating expense ratio as shareholders of the Combined Growth Fund; and

     o    The Growth Acquisition is expected to be tax free to shareholders.

     With respect to Mercury Value, the Board of Mercury Large Cap considered a number of factors in reaching their decision, including the following:

     o After the Value Acquisition, shareholders of Mercury Value will remain invested in a mutual fund having the exact same investment objectives and policies;

     o After the Value Acquisition, it is expected that Mercury Value shareholders will be invested in a substantially larger fund (for example, as of October 31, 2002, the net assets of Mercury Value were $3.2 million, while the net assets of the Combined Value Fund on such date would have been approximately $386.5 million on a pro forma basis);

     o After the Value Acquisition, it is expected that all classes of Mercury Value shareholders will benefit from a lower operating expense ratio as shareholders of the Combined Fund (assuming the contractual fee cap for Mercury Value described below was not in effect) and that all classes of Mercury Value shareholders other than Class B shareholders will benefit from a lower operating expense ratio as shareholders of the Combined Fund (assuming the contractual fee cap for Mercury Value described below was in effect); and

     o    The Value Acquisition is expected to be tax free to shareholders.

     See "The Target Fund Acquisitions--Potential Benefits to Shareholders as a Result of a Target Fund Acquisition."

     If all of the required approvals are obtained, it is anticipated that the Target Fund Acquisitions will occur as soon as practicable thereafter, provided that prior to that time an opinion of counsel concerning the tax consequences of the Target Fund Acquisitions, as set forth in each Agreement and Plan, has been delivered. See "The Target Fund Acquisitions--Tax Consequences of a Target Fund Acquisition." It should be noted, however, that, under each Agreement and Plan, a Target Fund Acquisition may be abandoned at any time (whether before or after approval by the shareholders of the applicable Target Fund) prior to the Closing Date (as defined herein), or the Closing Date may be postponed, (i) by mutual consent of the Boards of ML Large Cap, Mercury Large Cap and Large Cap Trust, (ii) by the Board of Mercury Large Cap if any condition to the obligations of Mercury Large Cap or the applicable Target Fund has not been fulfilled or waived by such Board, or (iii) by the Board of ML Large Cap if any condition to the obligations of ML Large Cap or the applicable Acquiring Fund has not been fulfilled or waived by such Board.

Fee Tables

     The fee tables set forth below provide information about the fees and expenses attributable to shares of each class of Mercury Core and ML Core as of October 31, 2002 and, assuming the Core Acquisition had taken place on October 31, 2002, the estimated pro forma annualized fees and expenses attributable to shares of each class of the Combined Core Fund. Future fees and expenses may be greater or less than those indicated below.



                        Fee Table for Class A and Class B Shareholders of ML Core,
                            Class I and Class B Shareholders of Mercury Core,
                 and the Pro Forma Combined Core Fund as of October 31, 2002 (unaudited)



                                                              Class A                      Class B
                                                              Shares+                     Shares (b)
                                                       -----------------------  -----------------------------
                                                        Actual     Pro Forma         Actual         Pro Forma
                                                       ----------  -----------  -----------------  ----------
                                                                    Combined              Mercury   Combined
                                                       ML Core     Core Fund*   ML Core     Core   Core Fund*
                                                       ----------  -----------  -----------------  ----------

 Shareholder Fees (fees paid directly from shareholder's investment) (a)

  Maximum Sales Charge (Load) Imposed on Purchases       5.25%(c)    5.25%(c)    None       None       None
    (as a percentage of offering price)........

  Maximum Deferred Sales Charge (Load) (as a             None(d)     None(d)    4.00(c)    4.00(c)     4.00(c)
    percentage of original purchase price or
    redemption  proceeds, whichever is lower)..

  Maximum Sales Charge (Load) Imposed on Dividend         None        None       None       None       None
    Reinvestments..............................

  Redemption Fee...............................           None        None       None       None       None

  Exchange Fee.................................           None        None       None       None       None

 Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (e):

  Investment Advisory Fees (f).................           0.50%        0.50%      0.50%    0.50%        0.50%

  Distribution and/or Service (12b-1) Fees (g).           None        None        1.00%    0.82%(i)     1.00%

  Other Expenses (including administration and
    transfer agency fees) (h)..................           0.54%        0.53%      0.57%    1.23%        0.56%

  Total Annual Fund Operating Expenses.........           1.04%        1.03%      2.07%    2.55%        2.06%
                                                          -----        -----      -----    --------     -----


  Contractual Fee Waiver and/or Expense
    Reimbursement..............................            N/A          N/A        N/A     0.27%(j)     N/A
                                                          -----        -----      -----    --------     -----

  Net Total Annual Fund Operating Expenses.....           1.04%        1.03%      2.07%    2.28%(k)     2.06%
                                                          =====        =====      =====    ========     =====



     ---------------------
     See footnotes on the following two pages.

                        Fee Table for Class C and Class D Shareholders of ML Core,
                            Class C and Class A Shareholders of Mercury Core,
                 and the Pro Forma Combined Core Fund as of October 31, 2002 (unaudited)


                                                               Class C              Class D    Class A
                                                               Shares               Shares++   Shares++
                                                   ------------------------------- ---------- --------- ----------
                                                         Actual         Pro Forma         Actual         Pro Forma
                                                   ------------------- ----------- -------------------- ----------
                                                              Mercury    Combined              Mercury    Combined
                                                   ML Core     Core     Core Fund*  ML Core     Core     Core Fund*
                                                   --------- ---------- ---------- ---------- ---------- ----------

 Shareholder Fees (fees paid directly from shareholder's investment) (a)

  Maximum Sales Charge (Load) Imposed on             None       None       None     5.25%(c)   5.25%(c)    5.25%(c)
    Purchases (as a percentage of offering
    price).....................................

  Maximum Deferred Sales Charge (Load) (as a        1.00(c)    1.00(c)    1.00(c)    None(d)     None(d)    None(d)
    percentage of original purchase price or
    redemption  proceeds, whichever is lower)..

  Maximum Sales Charge (Load) Imposed on             None       None       None       None       None        None
    Dividend  Reinvestments....................

  Redemption Fee...............................      None       None       None       None       None        None

  Exchange Fee.................................      None       None       None       None       None        None

 Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(e):

  Investment Advisory Fees (f).................      0.50%      0.50%      0.50%      0.50%      0.50%       0.50%

  Distribution and/or Service (12b-1) Fees (g).      1.00%      1.00%      1.00%      0.25%      0.25%       0.25%

  Other Expenses (including administration and
    transfer agency fees) (h)..................      0.57%      1.26%      0.56%      0.53%      1.19%       0.52%

  Total Annual Fund Operating Expenses ........      2.07%      2.76%      2.06%      1.28%      1.94%       1.27%
                                                     -----      --------   -----      -----      --------    -----

  Contractual Fee Waiver and/or Expense
    Reimbursement..............................       N/A       0.29%(j)    N/A        N/A       0.25%(j)     N/A
                                                     -----      --------   -----      -----      --------    -----

  Net Total Annual Fund Operating Expenses.....      2.07%      2.47%(l)   2.06%      1.28%      1.69%(l)    1.27%
                                                     =====      ========   =====      =====      ========    =====



     --------------------
     + All outstanding Class I shares of Mercury Core were redeemed on January 10, 2002.
     ++ Class D shares of ML Core and Class A shares of Mercury Core are subject to the same distribution fees, account maintenance fees and sales charges, including any CDSCs.
     *    Assumes the Core Acquisition had taken place on October 31, 2002.
     (a) In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated may charge clients a processing fee (currently $5.35) when a client buys or sells shares.
     (b) For ML Core, Class B shares automatically convert to Class D shares approximately eight years after initial purchase. For Mercury Core, Class B shares automatically convert to Class A shares approximately eight years after initial purchase. After such conversion, such shares will no longer be subject to distribution fees.
     (c)  Some investors may qualify for reductions in the sales charge
          (load).
     (d) Shareholders may pay a deferred sales charge upon purchases of $1 million or more that are redeemed within one year.
     (e) The fees and expenses of ML Core and Mercury Core include the expenses of such Funds and the Funds' share of the expenses of the Core Portfolio of Large Cap Trust.
     (f) FAM provides investment advisory services to the Core Portfolio of Large Cap Trust at the annual rate of 0.50% of the Large Cap Core Portfolio's average daily net assets not exceeding $1 billion and 0.45% of the

          Core Portfolio's average daily net assets in excess of $1 billion.
     (g) The Funds call the "Service Fee" an "Account Maintenance Fee." For shareholders who hold Class B or Class C shares over time, it may cost such shareholders more in distribution (12b-1) fees than the maximum sales charge that shareholders would have paid if such shareholders held one of the other classes of shares.
     (h) Financial Data Services, Inc., an affiliate of FAM, provides transfer agency services to ML Core and Mercury Core. Both ML Core and Mercury Core pay a fee for these services. FAM or its affiliates also provide certain accounting services to ML Core, Mercury Core and Large Cap Trust and ML Core, Mercury Core and Large Cap Trust reimburse FAM or its affiliates for such services. FAM also provides administration services to ML Core and Mercury Core at the annual rate of 0.25% of the average daily net assets of the applicable Fund.
     (i) Class B shares of Mercury Core are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25% of the average daily net assets attributable to such shares. For the fiscal year ended October 31, 2002, Mercury Core did not accrue a portion of the Class B distribution fee. As a result, the Class B distribution fee equaled 0.57% of the average daily net assets attributable to Class B shares during such period. There can be no assurance that Mercury Core will not accrue all of the Class B distribution fee in the future.
     (j) FAM has entered into a contractual arrangement with Mercury Large Cap, on behalf of Mercury Core, pursuant to which the expenses incurred by each share class of Mercury Core will not exceed 1.50% of its average daily net assets. This arrangement does not include distribution and/or service (12b-1) fees. This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003.
     (k) Reflects expenses actually incurred by Mercury Core restated to reflect the contractual fee waiver/expense reimbursement agreement currently in effect between FAM and Mercury Large Cap, on behalf of Mercury Core, and the non-accrual of a portion of the Class B distribution fee for the fiscal year ended October 31, 2002. If all of the Class B distribution fee had been accrued during such period, the Net Total Annual Fund Operating Expenses for Class B shares of Mercury Core would be higher. This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003. There can be no assurance that Mercury Core will not accrue all of the Class B distribution fee in the future.
     (l) The Net Total Annual Fund Operating Expenses reflect expenses actually incurred by Mercury Core restated to reflect the contractual fee waiver/expense reimbursement agreement currently in effect between FAM and Mercury Large Cap, on behalf of Mercury Core. This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003.

     The fee tables set forth below provide information about the fees and expenses attributable to shares of each class of Mercury Growth and ML Growth as of October 31, 2002 and, assuming the Growth Acquisition had taken place on October 31, 2002, the estimated pro forma annualized fees and expenses attributable to shares of each class of the Combined Growth Fund. Future fees and expenses may be greater or less than those indicated below.


                               Fee Table for Class A and Class B Shareholders of ML Growth,
                                   Class I and Class B Shareholders of Mercury Growth,
                       and the Pro Forma Combined Growth Fund as of October 31, 2002 (unaudited)


                                                    Class A    Class I                        Class B
                                                    Shares+    Shares+                       Shares (b)
                                                   ---------- -------- --------- ---------------------------------
                                                         Actual        Pro Forma          Actual         Pro Forma
                                                   ------------------- --------- ----------------------- ---------
                                                                        Combined                          Combined
                                                              Mercury    Growth                Mercury     Growth
                                                   ML Growth   Growth     Fund*    ML Growth    Growth      Fund*
                                                   --------- --------- ---------- ----------- ---------- ---------
 Shareholder Fees (fees paid directly from
 shareholder's investment) (a)

  Maximum Sales Charge (Load) Imposed on            5.25%(c)   5.25%(c)   5.25%(c)    None       None        None
    Purchases (as a percentage of
    offering price)............................

  Maximum Deferred Sales Charge (Load) (as a        None(d)    None(d)    None(d)    4.00%(c)   4.00%(c)    4.00%(c)
    percentage of original purchase price or
    redemption  proceeds, whichever is lower)..

  Maximum Sales Charge (Load) Imposed on             None       None       None       None       None        None
    Dividend  Reinvestments....................

  Redemption Fee...............................      None       None       None       None       None        None

  Exchange Fee.................................      None       None       None       None       None        None

 Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (e):

  Investment Advisory Fees (f).................      0.50%      0.50%      0.50%      0.50%      0.50%       0.50%

  Distribution and/or Service (12b-1) Fees (g).      None       None       None       1.00%      1.00%       1.00%

  Other Expenses (including administration and
    transfer agency fees) (h)..................      0.81%      6.73%      0.79%      0.84%      7.16%       0.82%

  Total Annual Fund Operating Expenses.........      1.31%      7.23%      1.29%      2.34%      8.66%       2.32%
                                                     -----      --------   -----      -----      --------     -----

  Contractual Fee Waiver and/or Expenses
    Reimbursement..............................       N/A       5.79%(i)     N/A        N/A      6.16%(i)      N/A
                                                     -----      --------   -----      -----      --------     -----

  Net Total Annual Fund Operating Expenses.....      1.31%      1.44%(j)   1.29%      2.34%      2.50%(j)     2.32%
                                                     =====      ========   =====      =====      ========     =====

     ----------------------
     See footnotes on the following two pages.




                                Fee Table for Class C and Class D Shareholders of ML Growth,
                                    Class C and Class A Shareholders of Mercury Growth,
                        and the Pro Forma Combined Growth Fund as of October 31, 2002 (unaudited)

                                                                Class C              Class D    Class A
                                                                Shares               Shares++   Shares++
                                                   ------------------------------- ----------- ---------- ---------
                                                          Actual        Pro Forma          Actual         Pro Forma
                                                   -------------------- ---------- --------------------- ---------
                                                                         Combined                          Combined
                                                               Mercury    Growth                Mercury     Growth
                                                   ML Growth    Growth     Fund*    ML Growth    Growth      Fund*
                                                   ---------- --------- ---------- ----------- ---------- ---------

 Shareholder Fees (fees paid directly from shareholder's investment) (a)

  Maximum Sales Charge (Load) Imposed on              None       None       None      5.25%(c)   5.25%(c)    5.25%(c)
    Purchases (as a percentage of
    offering price)............................

  Maximum Deferred Sales Charge (Load) (as a          1.00(c)    1.00(c)    1.00(c)   None(d)     None(d)    None(d)
    percentage of original purchase price or
    redemption  proceeds, whichever is lower)..

  Maximum Sales Charge (Load) Imposed on              None       None       None       None       None        None
    Dividend  Reinvestments....................

  Redemption Fee...............................       None       None       None       None       None        None

  Exchange Fee.................................       None       None       None       None       None        None

 Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (e):

  Investment Advisory Fees (f).................       0.50%      0.50%      0.50%      0.50%      0.50%       0.50%

  Distribution and/or Service (12b-1) Fees (g).       1.00%      1.00%      1.00%      0.25%      0.25%       0.25%

  Other Expenses (including administration and        0.85%      7.14%      0.83%      0.81%      7.02%       0.79%
    transfer agency fees) (h)..................

  Total Annual Fund Operating Expenses.........       2.35%      8.64%      2.33%      1.56%      7.77%       1.54%
                                                      -----      --------   -----      -----      --------    -----

  Contractual Fee Waiver and/or Expenses
    Reimbursement..............................        N/A       6.16%(i)    N/A        N/A       6.06%(i)     N/A
                                                      -----      --------   -----      -----      --------    -----

  Net Total Annual Fund Operating Expenses.....       2.35%      2.48%(j)   2.33%      1.56%      1.71%(j)    1.54%
                                                      =====      ========   =====      =====      ========    =====


     _______________________

     + Class A shares of ML Growth and Class I shares of Mercury Growth are subject to the same distribution fees, account maintenance fees and sales charges, including any CDSCs.
     ++ Class D shares of ML Growth and Class A shares of Mercury Growth are subject to the same distribution fees, account maintenance fees and sales charges, including any CDSCs.
     *    Assumes the Growth Acquisition had taken place on October 31, 2002.
     (a) In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated may charge clients a processing fee (currently $5.35) when a client buys or sells shares.
     (b) For ML Growth, Class B shares automatically convert to Class D shares approximately eight years after initial purchase. For Mercury Growth, Class B shares automatically convert to Class A shares approximately eight years after initial purchase. After such conversion, such shares will no longer be subject to distribution fees.
     (c)  Some investors may qualify for reductions in the sales charge
          (load).
     (d) Shareholders may pay a deferred sales charge upon purchases of $1 million or more that are redeemed within one year.
     (e) The fees and expenses of ML Growth and Mercury Growth include the expenses of such Funds and the Funds' share of the expenses of the Growth Portfolio of Large Cap Trust.

     (f) FAM provides investment advisory services to the Growth Portfolio of Large Cap Trust at the annual rate of 0.50% of the Large Cap Growth Portfolio's average daily net assets.
     (g) The Funds call the "Service Fee" an "Account Maintenance Fee." For shareholders who hold Class B or Class C shares over time, it may cost such shareholders more in distribution (12b-1) fees than the maximum sales charge that shareholders would have paid if such shareholders held one of the other classes of shares.
     (h) Financial Data Services, Inc., an affiliate of FAM, provides transfer agency services to ML Growth and Mercury Growth. Both ML Growth and Mercury Growth pay a fee for these services. FAM or its affiliates also provide certain accounting services to ML Growth, Mercury Growth and Large Cap Trust and ML Growth, Mercury Growth and Large Cap Trust reimburse FAM or its affiliates for such services. FAM also provides administration services to ML Growth and Mercury Growth at the annual rate of 0.25% of the average daily net assets of the applicable Fund.
     (i) FAM has entered into a contractual arrangement with Mercury Large Cap, on behalf of Mercury Growth, pursuant to which the expenses incurred by each share class of Mercury Growth will not exceed 1.50% of its average daily net assets. This does not include distribution and/or service (12b-1) fees. This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003.
     (j) The Net Total Annual Fund Operating Expenses reflect expenses actually incurred by Mercury Growth restated to reflect the contractual fee waiver/expense reimbursement agreement currently in effect between FAM and Mercury Large Cap, on behalf of Mercury Growth. This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003.

     The fee tables set forth below provide information about the fees and expenses attributable to shares of each class of Mercury Value and ML Value as of October 31, 2002 and, assuming the Value Acquisition had taken place on October 31, 2002, the estimated pro forma annualized fees and expenses attributable to shares of each class of the Combined Value Fund. Future fees and expenses may be greater or less than those indicated below.



                                  Fee Table for Class A and Class B Shareholders of ML Value,
                                      Class I and Class B Shareholders of Mercury Value,
                          and the Pro Forma Combined Value Fund as of October 31, 2002+ (unaudited)


                                                                      Class A                           Class B
                                                                       Shares                          Shares (b)
                                                               ----------------------- ----------------------------------------
                                                                Actual     Pro Forma             Actual             Pro Forma
                                                               ---------- ------------ -------------------------- -------------
                                                                            Combined                   Mercury       Combined
                                                               ML Value    Value Fund*    ML Value       Value      Value Fund*
                                                               ---------- ------------ ------------- ------------ -------------

 Shareholder Fees (fees paid directly from shareholder's investment) (a)

  Maximum Sales Charge (Load) Imposed on Purchases (as a        5.25%(c)      5.25%(c)     None          None          None
     percentage of offering price)........................

  Maximum Deferred Sales Charge (Load) (as a percentage of      None(d)      None(d)       4.00%(c)     4.00%(c)      4.00%(c)
     original purchase price or redemption  proceeds,
     whichever is lower)..................................

  Maximum Sales Charge (Load) Imposed on Dividend               None          None         None          None          None
     Reinvestments........................................

  Redemption Fee..........................................      None          None         None          None          None

  Exchange Fee............................................      None          None         None          None          None

 Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (e):

  Investment Advisory Fees (f)............................      0.50%         0.50%        0.50%        0.50%         0.50%

  Distribution and/or Service (12b-1) Fees (g)............      None          None         1.00%        0.28%(i)      1.00%

  Other Expenses (including administration and transfer         0.53%         0.52%        0.55%        2.46%         0.54%
     agency fees) (h).....................................

  Total Annual Fund Operating Expenses....................      1.03%         1.02%        2.05%        3.24%         2.04%
                                                                -----         -----        -----        --------      -----

  Contractual Fee Waiver and/or Expenses Reimbursement....       N/A          N/A           N/A         1.52%(j)       N/A
                                                                -----         -----        -----        --------      -----

  Net Total Annual Fund Operating Expenses................      1.03%         1.02%        2.05%        1.72%(k)      2.04%
                                                                =====         =====        =====        ========      =====

     --------------------
     See footnotes on the following two pages.



                                  Fee Table for Class C and Class D Shareholders of ML Value,
                                      Class C and Class A Shareholders of Mercury Value,
                          and the Pro Forma Combined Value Fund as of October 31, 2002 (unaudited)


                                                               Class C              Class D    Class A
                                                               Shares               Shares++   Shares++
                                                   ------------------------------ ----------- ---------- ----------
                                                         Actual         Pro Forma          Actual         Pro Forma
                                                   ------------------- ---------- --------------------- -----------
                                                                        Combined                          Combined
                                                              Mercury     Value                 Mercury      Value
                                                   ML Value    Value      Fund*     ML Value     Value       Fund*
                                                   --------- --------- ---------- ----------- ----------- ---------

 Shareholder Fees (fees paid directly from shareholder's investment) (a)

  Maximum Sales Charge (Load) Imposed on             None       None       None      5.25%(c)   5.25%(c)    5.25%(c)
    Purchases (as a percentage of offering
    price).....................................

  Maximum Deferred Sales Charge (Load) (as a        1.00(c)    1.00(c)    1.00(c)    None(d)     None(d)    None(d)
    percentage of original purchase price or
    redemption  proceeds, whichever is lower)..

  Maximum Sales Charge (Load) Imposed on             None       None       None       None       None        None
    Dividend  Reinvestments....................

  Redemption Fee...............................      None       None       None       None       None        None

  Exchange Fee.................................      None       None       None       None       None        None

 Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (e):

  Investment Advisory Fees (f).................      0.50%      0.50%      0.50%      0.50%      0.50%       0.50%

  Distribution and/or Service (12b-1) Fees (g).      1.00%      1.00%      1.00%      0.25%      0.25%       0.25%

  Other Expenses (including administration and       0.55%      2.50%      0.54%      0.53%      2.49%       0.52%
    transfer agency fees) (h)..................

  Total Annual Fund Operating Expenses.........      2.05%      4.00%      2.04%      1.28%      3.24%       1.27%
                                                     -----      --------   -----      -----      --------    -----

  Contractual Fee Waiver and/or Expenses
    Reimbursement..............................       N/A       1.56%(j)    N/A        N/A       1.57%(j)     N/A
                                                     -----      --------   -----      -----      --------    -----

  Net Total Annual Fund Operating Expenses.....      2.05%      2.44%(l)   2.04%      1.28%      1.67%(l)    1.27%
                                                     =====      ========   =====      =====      ========    =====


     ---------------------

     + All outstanding Class I shares of Mercury Value were redeemed on January 10, 2002.
     ++ Class D shares of ML Value and Class A shares of Mercury Value are subject to the same distribution fees, account maintenance fees and sales charges, including any CDSCs.
     *    Assumes the Value Acquisition had taken place on October 31, 2002.
     (a) In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated may charge clients a processing fee (currently $5.35) when a client buys or sells shares.
     (b) For ML Value, Class B shares automatically convert to Class D shares approximately eight years after initial purchase. For Mercury Value, Class B shares automatically convert to Class A shares approximately eight years after initial purchase. After such conversion, such shares will no longer be subject to distribution fees.
     (c)  Some investors may qualify for reductions in the sales charge
          (load).
     (d) Shareholders may pay a deferred sales charge upon purchases of $1 million or more that are redeemed within one year.
     (e) The fees and expenses of ML Value and Mercury Value include the expenses of such Funds and the Funds' share of the expenses of the Value Portfolio of Large Cap Trust.

     (f) FAM provides investment advisory services to the Value Portfolio of Large Cap Trust at the annual rate of 0.50% of the Large Cap Value Portfolio's average daily net assets.
     (g) The Funds call the "Service Fee" an "Account Maintenance Fee." For shareholders who hold Class B or Class C shares over time, it may cost such shareholders more in distribution (12b-1) fees than the maximum sales charge that shareholders would have paid if such shareholders held one of the other classes of shares.
     (h) Financial Data Services, Inc., an affiliate of FAM, provides transfer agency services to ML Value and Mercury Value. Both ML Value and Mercury Value pay a fee for these services. FAM or its affiliates also provide certain accounting services to ML Value, Mercury Value and Large Cap Trust and ML Value, Mercury Value and Large Cap Trust reimburse FAM or its affiliates for such services. FAM also provides administration services to ML Value and Mercury Value at the annual rate of 0.25% of the average daily net assets of the applicable Fund.
     (i) Class B shares of Mercury Value are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25% of the average daily net assets attributable to such shares. For the fiscal year ended October 31, 2002, Mercury Value did not accrue a portion of the Class B distribution fee. As a result, the Class B distribution fee equaled 0.03% of the average daily net assets attributable to Class B shares during such period. There can be no assurance that Mercury Value will not accrue all of the Class B distribution fee in the future.
     (j) FAM has entered into a contractual arrangement with Mercury Large Cap, on behalf of Mercury Value, pursuant to which the expenses incurred by each share class of Mercury Value will not exceed 1.50% of its average daily net assets. This does not include distribution and/or service (12b-1) fees. This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003.
     (k) Reflects expenses actually incurred by Mercury Value restated to reflect the contractual fee waiver/expense reimbursement agreement currently in effect between FAM and Mercury Large Cap, on behalf of Mercury Value, and the non-accrual of a portion of the Class B distribution fee for the fiscal year ended October 31, 2002. As a result, the Net Total Annual Fund Operating Expenses for Class B shares of Mercury Value are lower than the Net Total Annual Fund Operating Expenses for Class B shares of the Combined Fund (on a pro forma basis). This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003. There can be no assurance that Mercury Value will not accrue all of the Class B distribution fee in the future.
     (l) The Net Total Annual Fund Operating Expenses reflect expenses actually incurred by Mercury Value restated to reflect the contractual fee waiver/expense reimbursement agreement currently in effect between FAM and Mercury Large Cap, on behalf of Mercury Value. This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003.

EXAMPLES:
     These examples assume that you invest $10,000 in the relevant Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES IF THE INVESTOR REDEEMS SHARES*:

                                                       1 Year           3 Years         5 Years         10 Years
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class A/Class I**
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Core..........................                 $625              $839          $1,069           $1,729
      Combined Core Fund +.............                 $625              $836          $1,064           $1,718
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class B***
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Core..........................                 $610              $949          $1,314           $2,208
      Mercury Core.....................                 $631            $1,068++        $1,531++         $2,726++
      Combined Core Fund +.............                 $609              $946          $1,308           $2,197
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class C
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Core..........................                 $310              $649          $1,114           $2,400
      Mercury Core.....................                 $350              $829++        $1,434++         $3,069++
      Combined Core Fund +.............                 $309              $646          $1,108           $2,390
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class D/Class A
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Core..........................                 $649              $910          $1,190           $1,989
      Mercury Core.....................                 $688            $1,079++        $1,495++         $2,651++
      Combined Core Fund +.............                 $648              $907          $1,185           $1,978

EXPENSES IF THE INVESTOR DOES NOT REDEEM SHARES*:
                         --------

                                                       1 Year           3 Years         5 Years         10 Years
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class A/Class I**
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Core..........................                 $625              $839          $1,069           $1,729
      Combined Core Fund +.............                 $625              $836          $1,064           $1,718
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class B***
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Core..........................                 $210              $649          $1,114           $2,208
      Mercury Core.....................                 $231              $768++        $1,331++         $2,726++
      Combined Core Fund +.............                 $209              $646          $1,108           $2,197
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class C
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Core..........................                 $210              $649          $1,114           $2,400
      Mercury Core.....................                 $250              $829++        $1,434++         $3,069++
      Combined Core Fund +.............                 $209              $646          $1,108           $2,390
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
 Class D/Class A
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Core..........................                 $649              $910          $1,190           $1,989
      Mercury Core.....................                 $688            $1,079++        $1,495++         $2,651++
      Combined Core Fund +.............                 $648              $907          $1,185           $1,978


---------------------
*    Includes the expenses of ML Core and the Large Cap Core Portfolio of
     Large Cap Trust, Mercury Core and the Large Cap Core Portfolio of Large Cap Trust, and the Combined Core Fund and the Large Cap Core Portfolio of Large Cap Trust.
** All outstanding Class I shares of Mercury Core were redeemed on January 10, 2002.
*** For ML Core, assumes conversion of Class B shares to Class D shares approximately eight years after purchase. For Mercury Core, assumes conversion of Class B shares to Class A shares approximately eight years after purchase. See note (b) to the Pro Forma Fee Tables above. Also reflects the non-accrual of a portion of the Class B distribution fee for Mercury Core for the fiscal year ended October 31, 2002. If all of the Class B distribution fee had been accrued during such period, the expenses for Class B shares of Mercury Core would be higher.
+    Assumes the Core Acquisition had taken place on October 31, 2002.

++ These expenses do not reflect the continuation beyond the current year of the contractual arrangement between FAM and Mercury Large Cap, on behalf of Mercury Core, that limits expenses incurred by each share class of Mercury Core to 1.50% of its average daily net assets, exclusive of distribution and/or service (12b-1) fees. This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003.


EXPENSES IF THE INVESTOR REDEEMS SHARES*:

-------------------------------------------------- ---------------- --------------- ---------------- ----------------
                                                       1 Year          3 Years         5 Years         10 Years
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class A/Class I
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Growth........................                 $651             $918          $1,205           $2,021
      Mercury Growth...................                 $664           $2,051++        $3,377++         $6,443++
      Combined Growth Fund +...........                 $649             $913          $1,195           $2,000
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class B**
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Growth........................                 $637           $1,030          $1,450           $2,489
      Mercury Growth...................                 $653           $2,264++        $3,752++         $6,936++
      Combined Growth Fund +...........                 $635           $1,024          $1,440           $2,468
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class C
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Growth........................                 $338             $733          $1,255           $2,686
      Mercury Growth...................                 $351           $1,959++        $3,544++         $7,030++
      Combined Growth Fund +...........                 $336             $727          $1,245           $2,666
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class D/Class A
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Growth........................                 $675             $992          $1,330           $2,284
      Mercury Growth...................                 $690           $2,169++        $3,567++         $6,737++
      Combined Growth Fund +...........                 $673             $986          $1,320           $2,263

EXPENSES IF THE INVESTOR DOES NOT REDEEM SHARES*:
                         --------

                                                       1 Year          3 Years         5 Years         10 Years
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class A/Class I
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Growth........................                 $651             $918          $1,205           $2,021
      Mercury Growth...................                 $664           $2,051++        $3,377++         $6,443++
      Combined Growth Fund +...........                 $649             $913          $1,195           $2,000
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class B**
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Growth........................                 $237             $730          $1,250           $2,489
      Mercury Growth...................                 $253           $1,964++        $3,552++         $6,936++
      Combined Growth Fund +...........                 $235             $724          $1,240           $2,468
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class C
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Growth........................                 $238             $733          $1,255           $2,686
      Mercury Growth...................                 $251           $1,959++        $3,544++         $7,030++
      Combined Growth Fund +...........                 $236             $727          $1,245           $2,666
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
 Class D/Class A
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Growth........................                 $675             $992          $1,330           $2,284
      Mercury Growth...................                 $690           $2,169++        $3,567++         $6,737++
      Combined Growth Fund +...........                 $673             $986          $1,320           $2,263


---------------------
* Includes the expenses of ML Growth and the Large Cap Growth Portfolio of Large Cap Trust, Mercury Growth and the Large Cap Growth Portfolio of Large Cap Trust, and the Combined Growth Fund and the Large Cap Growth Portfolio of Large Cap Trust.
** For ML Growth, assumes conversion of Class B shares to Class D shares approximately eight years after purchase. For Mercury Growth, assumes conversion of Class B shares to Class A shares approximately eight years after purchase. See note (b) to the Pro Forma Fee Tables above.
+    Assumes the Growth Acquisition had taken place on October 31, 2002.
++ These expenses do not reflect the continuation beyond the current year of the contractual arrangement between FAM and Mercury Large Cap, on behalf of Mercury Growth, that limits expenses incurred by each share class of Mercury Growth to 1.50% of its average daily net assets, exclusive of distribution and/or service (12b-1) fees. This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003.


EXPENSES IF THE INVESTOR REDEEMS SHARES*:
                                                       1 Year           3 Years        5 Years          10 Years
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class A/Class I**
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Value.........................                 $625              $836         $1,064            $1,718
      Combined Value Fund +............                 $624              $833         $1,059            $1,707
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class B***
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Value.........................                 $608              $943         $1,303            $2,187
      Mercury Value....................                 $575+++         $1,156++       $1,761++          $3,429++
      Combined Value Fund +............                 $607              $940         $1,298            $2,176
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class C
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Value.........................                 $308              $643         $1,103            $2,379
      Mercury Value....................                 $347            $1,076++       $1,921++          $4,110++
      Combined Value Fund +............                 $307              $640         $1,098            $2,369
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class D/Class A
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Value.........................                 $649              $910         $1,190            $1,989
      Mercury Value....................                 $686            $1,332++       $2,000++          $3,777++
      Combined Value Fund +............                 $648              $907         $1,185            $1,978

EXPENSES IF THE INVESTOR DOES NOT REDEEM SHARES*:
                         --------

                                                       1 Year           3 Years        5 Years          10 Years
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
 Class A/Class I**
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Value.........................                 $625              $836         $1,064            $1,718
      Combined Value Fund +............                 $624              $833         $1,059            $1,707
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class B***
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Value.........................                 $208              $643         $1,103            $2,187
      Mercury Value....................                 $175+++           $856++       $1,561++          $3,429++
      Combined Value Fund +............                 $207              $640         $1,098            $2,176
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class C
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Value.........................                 $208              $643         $1,103            $2,379
      Mercury Value....................                 $247            $1,076++       $1,921++          $4,110++
      Combined Value Fund +............                 $207              $640         $1,098            $2,369
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
 Class D/Class A
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML Value.........................                 $649              $910         $1,190            $1,989
      Mercury Value....................                 $686            $1,332++       $2,000++          $3,777++
      Combined Value Fund +............                 $648              $907         $1,185            $1,978


---------------------
* Includes the expenses of ML Value and the Large Cap Value Portfolio of Large Cap Trust, Mercury Value and the Large Cap Value Portfolio of Large Cap Trust, and the Combined Value Fund and the Large Cap Value Portfolio of Large Cap Trust.
** All outstanding Class I shares of Mercury Value were redeemed on January 10, 2002.
*** For ML Value, assumes conversion of Class B shares to Class D shares approximately eight years after purchase. For Mercury Value, assumes conversion of Class B shares to Class A shares approximately eight years after purchase. See note (b) to the Pro Forma Fee Tables above. Also reflects the non-accrual of the Class B distribution fee for Mercury Value for the fiscal year ended October 31, 2002. If all of the Class B distribution fee had been accrued during such period, the expenses for Class B shares of Mercury Value would be higher.
+    Assumes the Value Acquisition had taken place on October 31, 2002.
++ These expenses do not reflect the continuation beyond the current year of the contractual arrangement between FAM and Mercury Large Cap, on behalf of Mercury Value, that limits expenses incurred by each share class of Mercury Value to 1.50% of its average daily net assets, exclusive of distribution and/or service (12b-1) fees. This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003.
+++ Reflects expenses actually incurred by Mercury Value restated to reflect the contractual fee waiver/expense reimbursement agreement currently in effect between FAM and Mercury Large Cap, on behalf of Mercury Value, and the non-accrual of a portion of the Class B distribution fee for the fiscal year ended October 31, 2002. As a result, the expenses for Class B shares of Mercury Value are lower than the expenses for Class B shares of the Combined Fund (on a pro forma basis). This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003. There can be no assurance that Mercury Value will not accrue all of the Class B distribution fee in the future.


     The foregoing Fee Tables and Examples are intended to assist investors in understanding the costs and expenses that a Target Fund shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors taking into account the applicable Target Fund Acquisition. The Examples set forth above assume reinvestment of all dividends and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Summary," "The Target Fund Acquisitions--Potential Benefits to Shareholders as a Result of a Target Fund Acquisition" and "Comparison of the Funds--Management," "--Purchase of Shares" and "--Redemption of Shares."


The Target Funds                    Each Target Fund is a series of Mercury Large Cap.  Mercury Large
                                    Cap was organized under the laws of the State of Maryland on
                                    October 29, 1999.  Mercury Core commenced operations on December
                                    22, 1999 as a feeder fund of the Core Portfolio of Large Cap
                                    Trust.  Mercury Growth commenced operations on December 22, 1999 as a feeder fund of the Growth Portfolio of Large Cap Trust.  Mercury
                                    Value commenced operations on December 22, 1999 as a feeder fund of the Value Portfolio of Large Cap Trust.

                                    As of October 31, 2002, Mercury Core, Mercury Growth and Mercury
                                    Value had aggregate net assets of approximately $13.9 million, $1.1 million and $3.2 million, respectively.

The Acquiring Funds                 Each Acquiring Fund is a series of ML Large Cap.  ML Large Cap was organized under the laws of the State of Maryland on October 20,
                                    1999.  ML Core commenced operations on December 22, 1999 as a feeder fund of the Core Portfolio of Large Cap Trust.  ML Growth commenced operations on December 22, 1999 as a feeder fund of the
                                    Growth Portfolio of Large Cap Trust.  ML Value commenced operations on December 22, 1999 as a feeder fund of the Value Portfolio of
                                    Large Cap Trust.

                                    As of October 31, 2002, ML Core, ML Growth and ML Value had aggregate net assets of approximately $859.1 million, $184.5 million and $383.3 million, respectively.

Large Cap Trust                     Large Cap Trust was organized as a statutory trust under the laws of the State of Delaware on October 19, 1999.  Large Cap Trust is a
                                    diversified, open-end investment company.  As of October 31, 2002, the Core Portfolio, the Growth Portfolio and the Value Portfolio of
                                    Large Cap Trust had aggregate net assets of approximately
                                    $873.7 million, $185.7 million and $386.9 million, respectively
                                    (the amount of the net assets of each of Mercury Core and ML Core,
                                    Mercury Growth and ML Growth, and Mercury Value and ML Value,
                                    respectively).


                                                    18


Master Feeder Structure             Mercury Core and ML Core, Mercury Growth and ML Growth, and Mercury
                                    Value and ML Value are feeder funds that invest all of their respective assets in the corresponding Portfolio of Large Cap
                                    Trust.  All investments are made at the Portfolio/Trust level.
                                    This structure is sometimes called a "master/feeder" structure.
                                    Each Fund's investment results will correspond directly to the investment results of the corresponding Portfolio of Large Cap
                                    Trust.

Comparison of the Funds             Investment Objectives and Policies.  ML Core and Mercury Core, ML
                                    Growth and Mercury Growth, and ML Value and Mercury Value,
                                    respectively, have identical investment objectives and policies.
                                    The investment objective of each Fund is to seek long term capital growth.  Each Fund seeks to achieve this objective by investing in a diversified portfolio of equity securities of large cap companies located in the United States.  For a discussion of the investment objectives and policies of the Acquiring Funds, see "How the Funds
                                    Invest" in the ML Large Cap Prospectus.

                                    Investment Advisory Arrangements and Fees.  FAM serves as the investment adviser for Large Cap Trust.  Robert C. Doll, Jr. has served as the portfolio manager for Large Cap Trust since 1999.
                                    After the Target Fund Acquisitions, the investment advisory arrangements for Large Cap Trust will remain the same.  FAM will continue to provide investment advisory services to the Growth
                                    Portfolio of Large Cap Trust and the Value Portfolio of Large Cap
                                    Trust at the annual rate of 0.50% of each Portfolio's average daily net assets.  FAM provides investment advisory services to the Core
                                    Portfolio of Large Cap Trust at the annual rate of 0.50% of the
                                    Large Cap Core Portfolio's average daily net assets not exceeding
                                    $1 billion and 0.45% of the Core Portfolio's average daily net assets in excess of $1 billion.  For the period from inception of
                                    Large Cap Trust (December 22, 1999) to January 16, 2001, FAM
                                    received compensation at the annual rate of 0.75% of the average daily net assets of each Portfolio of the Trust.

                                    Administration Services and Fees.  FAM serves as the Administrator for each Fund.  FAM provides administration services to each Fund at the annual rate of 0.25% of the average daily net assets of the applicable Fund.

                                    Portfolio Composition. Each Fund invests all of its assets in the corresponding Portfolio of Large Cap Trust. As a result, the portfolio composition of each Acquiring Fund and its corresponding Target Fund are identical.


                                                    19


                                    Class Structure. Each Acquiring Fund offers five classes of shares.
                                    Each Acquiring Fund issues Class A, Class B, Class C, Class D and
                                    Class R shares under the Merrill Lynch Select Pricing(SM) System. Each
                                    Target Fund offers four classes of shares. Each Target Fund issues
                                    Class I, Class B, Class C and Class A shares. The Class I, Class B,
                                    Class C and Class A shares issued by Mercury Core, Mercury Growth and
                                    Mercury Value are identical in all respects to the Class A, Class B,
                                    Class C and Class D shares, respectively, issued by ML Core, ML Growth and ML Value, respectively. No Acquiring Fund will issue any Class R shares in connection with a Target Fund Acquisition.


                                                    20


                                    Core Acquisition Total Operating Expense Ratio. The table below shows the operating expense ratio for Mercury Core (before and after the contractual fee waiver/expense reimbursement agreement with FAM) and
                                    ML Core as of October 31, 2002, and, assuming the Core Acquisition had taken place on October 31, 2002, the estimated pro forma annualized expense ratio of the Combined Core Fund.

                                                                                        Net Total
                                                                  Total Operating       Operating
                                                                   Expense Ratio      Expense Ratio
                                                                    (before the           (after
                                                                  contractual fee     contractual fee
                                                                   waiver/expense     waiver/expense
                                                                   reimbursement      reimbursement
                                                                     agreement)         agreement)
                                               Fund                 (unaudited)*      (unaudited)**
                                    ---------------------------  ----------------- --------------------
                                    Class A/Class I
                                    -------------------------------------------------------------------
                                       ML Core                          1.04%              N/A
                                       Mercury Core+                     --                --
                                       Combined Core Fund               1.03%              N/A
                                    -------------------------------------------------------------------
                                    Class B
                                    -------------------------------------------------------------------
                                       ML Core                          2.07%              N/A
                                       Mercury Core                     2.55%            2.28%++
                                       Combined Core Fund               2.06%              N/A
                                    -------------------------------------------------------------------
                                    Class C
                                    -------------------------------------------------------------------
                                       ML Core                          2.07%              N/A
                                       Mercury Core+                    2.76%             2.47%
                                       Combined Core Fund               2.06%              N/A
                                    -------------------------------------------------------------------
                                    Class D/Class A
                                    -------------------------------------------------------------------
                                       ML Core                          1.28%              N/A
                                       Mercury Core                     1.94%             1.69%
                                       Combined Core Fund               1.27%              N/A

                                    -----------------
                                    *     Reflects expenses actually incurred by Mercury Core and does not reflect the fee waiver/expense reimbursement agreement currently in effect between FAM and Mercury Large Cap, on behalf of Mercury Core.
                                    **    Reflects expenses actually incurred by Mercury Core restated to reflect the expense reimbursement agreement currently in effect between FAM and Mercury Large Cap, on behalf of Mercury Core. This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003.
                                     +    All outstanding Class I shares of Mercury Core were redeemed on
                                          January 10, 2002.
                                    ++    Reflects the non-accrual of a portion of the Class B distribution fee for Mercury Core for the fiscal year ended October 31, 2002.  If all of the Class B distribution fee had been accrued during such period, the expenses for Class B shares of Mercury Core could be higher.  There can be no assurance that Mercury Core will not accrue all of the Class B distribution fee in the future.



                                                    21


                                    Growth Acquisition Total Operating Expense Ratio. The table below shows the operating expense ratio for Mercury Growth (before and after the contractual fee waiver/expense reimbursement agreement with FAM)
                                    and ML Growth as of October 31, 2002, and, assuming the Growth
                                    Acquisition had taken place on October 31, 2002, the estimated pro forma annualized expense ratio of the Combined Growth Fund.

                                                                                        Net Total
                                                                  Total Operating       Operating
                                                                   Expense Ratio      Expense Ratio
                                                                    (before the           (after
                                                                  contractual fee     contractual fee
                                                                   waiver/expense     waiver/expense
                                                                   reimbursement      reimbursement
                                                                     agreement)         agreement)
                                               Fund                 (unaudited)*      (unaudited)**
                                    ---------------------------  ----------------- --------------------
                                    Class A/Class I
                                    -------------------------------------------------------------------
                                       ML Growth                        1.31%              N/A
                                       Mercury Growth                   7.23%             1.44%
                                       Combined Growth Fund             1.29%              N/A
                                    -------------------------------------------------------------------
                                    Class B
                                    -------------------------------------------------------------------
                                       ML Growth                        2.34%              N/A
                                       Mercury Growth                   8.66%             2.50%
                                       Combined Growth Fund             2.32%              N/A
                                    -------------------------------------------------------------------
                                    Class C
                                    -------------------------------------------------------------------
                                       ML Growth                        2.35%              N/A
                                       Mercury Growth                   8.64%             2.48%
                                       Combined Growth Fund             2.33%              N/A
                                    -------------------------------------------------------------------
                                    Class D/Class A
                                    -------------------------------------------------------------------
                                       ML Growth                        1.56%              N/A
                                       Mercury Growth                   7.77%             1.71%
                                       Combined Growth Fund             1.54%              N/A

                                    -----------------
                                    *     Reflects expenses actually incurred by Mercury Growth and does not reflect the fee waiver/expense reimbursement agreement currently in effect between FAM and Mercury Large Cap, on behalf of Mercury Growth.
                                    **    Reflects expenses actually incurred by Mercury Growth restated to reflect the expense reimbursement agreement currently in effect between FAM and Mercury Large Cap, on behalf of Mercury Growth. This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003.


                                                    22


                                    Value Acquisition Total Operating Expense Ratio. The table below shows the operating expense ratio for Mercury Value (before and after the contractual fee waiver/expense reimbursement agreement with FAM) and
                                    ML Value as of October 31, 2002, and, assuming the Value Acquisition had taken place on October 31, 2002, the estimated pro forma annualized expense ratio of the Combined Value Fund.

                                                                                           Net Total
                                                                     Total Operating       Operating
                                                                      Expense Ratio      Expense Ratio
                                                                       (before the          (after
                                                                     contractual fee    contractual fee
                                                                     waiver/expense     waiver/expense
                                                                      reimbursement      reimbursement
                                                                       agreement)         agreement)
                                                 Fund                 (unaudited)*       (unaudited)**
                                    ------------------------------- ------------------ ------------------
                                    Class A/Class I
                                    ------------------------------- ------------------ ------------------
                                              ML Value                    1.03%               N/A
                                              Mercury Value+               --                 --
                                              Combined Value Fund         1.02%               N/A
                                    ------------------------------- ------------------ ------------------
                                    Class B
                                    ------------------------------- ------------------ ------------------
                                              ML Value                    2.05%               N/A
                                              Mercury Value               3.24%                1.72%++
                                              Combined Value Fund         2.04%               N/A
                                    ------------------------------- ------------------ ------------------
                                    Class C
                                    ------------------------------- ------------------ ------------------
                                              ML Value                    2.05%               N/A
                                              Mercury Value               4.00%              2.44%
                                              Combined Value Fund         2.04%               N/A
                                    ------------------------------- ------------------ ------------------
                                    Class D/Class A
                                    ------------------------------- ------------------ ------------------
                                              ML Value                    1.28%               N/A
                                              Mercury Value               3.24%              1.67%
                                              Combined Value Fund         1.27%               N/A
                                    --------------

                              *     Reflects expenses actually incurred by Mercury Value and does not reflect the fee waiver/expense reimbursement agreement currently in effect between FAM and Mercury Large Cap, on behalf of Mercury Value.
                              **    Reflects expenses actually incurred by Mercury Value restated to reflect the expense reimbursement agreement currently in effect between FAM and Mercury Large Cap, on behalf of Mercury Value. This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003.
                              +     All outstanding Class I shares of Mercury Value were redeemed on
                                    January 10, 2002.
                              ++    Reflects expenses actually incurred by Mercury Value restated to reflect the contractual fee waiver/expense reimbursement agreement currently in effect between FAM and Mercury Large Cap, on behalf of
                                    Mercury Value, and the non-accrual of a portion of the Class B distribution fee for the fiscal year ended October 31, 2002. As a result, the total operating expense ratio for Class B shares of
                                    Mercury Value is lower than the total operating expense ratio for
                                    Class B shares of the Combined Value Fund (on a pro forma basis). This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003. There can be no assurance that
                                    Mercury Value will not accrue all of the Class B distribution fee in the future.


                                                    23


                                    See "Fee Tables" above.

                                    Purchase of Shares. Shares of the Acquiring Funds are offered continuously for sale to the public in substantially the same manner as shares of the Target Funds. See "Comparison of the Funds--Purchase
                                    of Shares."

                                    Exchange Privileges. Shareholders of each class of shares of each
                                    Acquiring Fund have an exchange privilege with certain other funds utilizing the Merrill Lynch Select Pricing(SM) System. This exchange privilege applies to over 55 Merrill Lynch mutual funds. Shareholders of each class of shares of each Target Fund have an exchange privilege with certain other Mercury mutual funds. This exchange privilege applies to approximately 10 Mercury mutual funds.

                                    Redemption of Shares. The redemption procedures for shares of each
                                    Acquiring Fund are the same as the redemption procedures for shares of each Target Fund. For purposes of computing any contingent deferred sales charges ("CDSCs") that may be payable upon disposition of shares of an Acquiring Fund acquired by Target Fund shareholders in a Target
                                    Fund Acquisition, the holding period of Target Fund shares outstanding on the Closing Date will be "tacked" onto the holding period of
                                    Acquiring Fund shares acquired in the applicable Target Fund
                                    Acquisition. See "Comparison of the Funds--Redemption of Shares."

                                    Dividends. The policies of the Target Funds with respect to the payment of dividends are the same as those of the Acquiring Funds. See
                                    "Comparison of the Funds--Dividends."

                                    Net Asset Value. The Funds determine net asset value of each class of their shares once daily as of the close of business on the New York
                                    Stock Exchange (the "NYSE") on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at
                                    4:00 p.m., Eastern time. Both the Target Funds and the Acquiring Funds compute net asset value per share in the same manner. See "Comparison of the Funds--Additional Information--Net Asset Value."

                                    Voting Rights. The corresponding voting rights of the holders of shares of each Fund are substantially similar. See "Comparison of the
                                    Funds--Additional Information--Capital Stock."

                                    Other Significant Considerations. Shareholder services available to
                                    Target Fund shareholders, such as providing the annual and semi-annual reports, are the same as those available to Acquiring Fund shareholders. See "Comparison of the Funds--Additional
                                    Information--Shareholder Services." An automatic dividend reinvestment plan is available to shareholders of each Fund. These plans are identical. See "Comparison of the Funds--Automatic Dividend
                                    Reinvestment Plan" and "--Additional Information--Shareholder
                                    Services."


                                                    24


Tax Considerations                  Each Fund participating in a Target Fund Acquisition will receive an opinion of counsel with respect to such acquisition to the effect that, among other things, neither the Acquiring Fund nor the Target
                                    Fund will recognize gain or loss on the transaction, and shareholders of the Target Fund will recognize no gain or loss upon the exchange of their Target Fund shares for Acquiring Fund shares. Completion of each
                                    Target Fund Acquisition is subject to receipt of such opinion of counsel. The Target Fund Acquisitions will not affect the status of the Acquiring Funds as regulated investment companies.

                                    It is intended that Target Fund shareholders will not be subject to
                                    Federal income tax on the receipt of Acquiring Fund shares pursuant to a Target Fund Acquisition. Under normal circumstances, a redemption or exchange of shares will generally result in a gain or loss depending on the shareholder's basis in the shares redeemed or exchanged. Target
                                    Fund shareholders should consult their tax advisers concerning the consequences of redeeming or exchanging their Target Fund shares for shares of another Mercury Fund prior to a Target Fund Acquisition as compared with exchanging their Fund shares for shares of an Acquiring
                                    Fund in the applicable Target Fund Acquisition.

                                    See "The Target Fund Acquisitions--Tax Consequences of a Target Fund
                                    Acquisition."


                    RISK FACTORS AND SPECIAL CONSIDERATIONS

     The investment risks associated with an investment in Mercury Core, Mercury Growth or Mercury Value are identical to the investment risks associated with an investment in ML Core, ML Growth or ML Value, respectively. These risk factors are described in the ML Large Cap Prospectus under the caption "Details about the Fund--Investment Risks." The ML Large Cap Prospectus accompanies this Proxy Statement and Prospectus. It is expected that a Target Fund Acquisition itself will not adversely affect the rights of shareholders of the applicable Target Fund or the applicable Acquiring Fund or create additional risks.

                            COMPARISON OF THE FUNDS

1.   Financial Highlights

     ML Growth. The Financial Highlights tables are intended to help you understand ML Growth's financial performance for the periods shown. Certain information reflects financial results for a single ML Growth share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of ML Growth (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with ML Growth's financial statements, are included in the ML Growth Annual Report. The ML Growth Annual Report accompanies this Proxy Statement and Prospectus.

     The following per share data and ratios have been derived from information provided in the financial statements.


                                         Class A                           Class B                           Class C
                              ------------------------------- --------------------------------- --------------------------------
                                                   For the                           For the                          For the
                                                   Period                            Period                           Period
                                                   December                          December                         December
                                                   22, 1999+                         22, 1999+                        22, 1999+
                              For the Year Ended   to October  For the Year Ended    to October  For the Year Ended   to October
                                 October 31,          31,          October 31,          31,          October 31,         31,
                              -------------------              ------------------                ------------------
                               2002       2001       2000       2002       2001        2000        2002      2001       2000

Increase (Decrease) in Net
Asset Value:
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Per Share Operating
Performance:
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Net asset value, beginning      $7.50    $11.35      $10.00      $7.37      $11.26      $10.00     $7.36     $11.25     $10.00
of period
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Investment loss -- net         (0.05)++   (.06)++     (.02)      (.12)++     (.14)++     (.01)     (.12)++    (.14)++    (.01)
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Realized and unrealized        (1.01)    (3.78)       1.37      (1.00)      (3.75)       1.27      (.99)     (3.75)      1.26
gain (loss) on investments
from the Growth Portfolio
-- net
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Total from investment          (1.06)    (3.84)       1.35      (1.12)      (3.89)       1.26     (1.11)     (3.89)      1.25
operations
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Less distribution in           --         (.01)       --           --        --##        --         --        --##        --
excess of realized gain on
investments from the
Growth Portfolio -- net
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Net asset value, end of        $6.44     $7.50       $11.35      $6.25       $7.37      $11.26     $6.25      $7.36     $11.25
period
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Total Investment Return: **
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Based on net asset value      (14.13)%  (33.89)%     13.50%#    (15.20)%   (34.54)%     12.60%#   (15.08)%  (34.56)%    12.50%#
per share
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Ratios to Average Net
Assets:
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Expenses, net of                1.29%     1.14%       1.38%*     2.32%       2.17%       2.56%*    2.33%      2.17%      2.56%*
reimbursement+++
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------


                                      27

Expenses+++                     1.31%     1.14%       4.77%*     2.34%       2.17%       4.14%*    2.35%      2.17%      4.16%*
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Investment loss -- net          (.63)%    (.65)%     (1.04)%*   (1.66)%     (1.67)%     (1.82)%*  (1.67)%    (1.68)%    (1.83)%*
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Supplemental Data:
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Net assets, end of period     $31,989    $23,112     $18,859     $83,726    $70,428    $47,370     $52,872   $39,167    $23,736
(in thousands)
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Portfolio turnover from        177.46%   230.34%      94.75%     177.46%    230.34%      94.75%    177.46%   230.34%     94.75%
the Growth Portfolio
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------



(Table Continued)


                                           Class D
                              --------------------------------
                                                     For the
                                                     Period
                                                     December
                                                     22, 1999+
                                For the Year Ended   October
                                    October 31,         31,
                                ------------------
                                  2002       2001      2000

Increase (Decrease) in Net
Asset Value:
----------------------------   ---------- ---------- -----------

Per Share Operating
Performance:
----------------------------   ---------- ---------- -----------

Net asset value, beginning       $7.47      $11.32     $10.00
of period
----------------------------   ---------- ---------- -----------

Investment loss -- net           (.06)++     (.07)++    (.01)
----------------------------   ---------- ---------- -----------

Realized and unrealized         (1.02)      (3.78)      1.33
gain (loss) on investments
from the Growth Portfolio
-- net
----------------------------   ---------- ---------- -----------

Total from investment            (1.08)      (3.85)      1.32
operations
----------------------------   ---------- ---------- -----------

Less distribution in                --        --##        --
excess of realized gain on
investments from the
Growth Portfolio -- net
----------------------------   ---------- ---------- -----------

Net asset value, end of           $6.39       $7.47     $11.32
period
----------------------------   ---------- ---------- -----------

Total Investment Return: **
----------------------------   ---------- ---------- -----------

Based on net asset value        (14.46)%   (33.98)%    13.20%#
per share
----------------------------   ---------- ---------- -----------

Ratios to Average Net
Assets:
----------------------------   ---------- ---------- -----------

Expenses, net of                 1.54%       1.38%      1.74%*
reimbursement+++
----------------------------   ---------- ---------- -----------

Expenses+++                      1.56%       1.38%      3.94%*
----------------------------   ---------- ---------- -----------

Investment loss-- net            (.88)%      (.90)%    (1.14)%*
----------------------------   ---------- ---------- -----------

Supplemental Data:
----------------------------   ---------- ---------- -----------

Net assets, end of period        $15,874    $15,032    $7,540
(in thousands)
----------------------------   ---------- ---------- -----------

Portfolio turnover from          177.46%    230.34%     94.75%
the Growth Portfolio
----------------------------   ---------- ---------- -----------

*    Annualized.

**   Total investment returns exclude the effects of sales charges.

+    Commencement of operations.

++   Based on average shares outstanding.

+++  Includes the Fund's share of the Growth Portfolio's allocated expenses.

#    Aggregate total investment return.

##   Amount is less than $.01 per share.

         ML Value. The Financial Highlights tables are intended to help you understand ML Value's financial performance for the periods shown. Certain information reflects financial results for a single ML Value share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of ML Value (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with ML Value's financial statements, are included in the ML Value Annual Report. The ML Value Annual Report accompanies this Proxy Statement and Prospectus.

         The following per share data and ratios have been derived from information provided in the financial statements.


                                         Class A                           Class B                           Class C
                              ------------------------------- --------------------------------- --------------------------------
                                                   For the                           For the                          For the
                                                   Period                            Period                           Period
                                                   December                          December                         December
                                                   22, 1999+                         22, 1999+                        22, 1999+
                              For the Year Ended   to October  For the Year Ended    to October  For the Year Ended   to October
                                 October 31,          31,          October 31,          31,          October 31,         31,
                              ------------------               ------------------                ------------------
                               2002       2001       2000       2002       2001        2000        2002      2001       2000

Increase (Decrease) in Net
Asset Value:
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Per Share Operating
Performance:
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Net asset value, beginning    $10.67      $11.64     $10.00     $10.48     $11.54     $10.00      $10.48    $11.54      $10.00
of period
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Investment income (loss)--      .05++        .07++    --##      (.03)++    (.04)++      (.01)     (.03)++     (.04)++     (.01)
net
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Realized and unrealized        (.51)       (1.03)      1.64      (.52)     (1.02)       1.55       (.52)     (1.02)       1.55
gain (loss) on investments
from the Value Portfolio --
net
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Total from investment          (.46)        (.96)      1.64      (.55)     (1.06)       1.54       (.55)     (1.06)       1.54
operations
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Less dividends from return       --         (.01)      --          --        --##        --         --        --##        --
of capital -- net
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Net asset value, end of       $10.21      $10.67     $11.64     $9.93      $10.48     $11.54      $9.93     $10.48      $11.54
period
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Total Investment Return: **
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Based on net asset value      (4.31)%      (8.21)%    16.40%#   (5.25)%    (9.18)%     15.40%#    (5.25)%    (9.18)%     15.40%#
per share
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Ratios to Average Net
Assets:
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Expenses, net of               1.03%        1.04%      1.32%*    2.05%     2.07%        2.55%*     2.05%      2.07%       2.54%*
reimbursement+++
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Expenses+++                    1.03%        1.04%      5.32%*    2.05%     2.07%        3.91%*     2.05%      2.07%       4.05%*
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------


                                      30

Investment income (loss)--      .76%         .60%      (.07)%*   (.28)%    (.44)%      (1.05)%*    (.28)%     (.45)%     (1.04)%*
net
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Supplemental Data:
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Net assets, end of period     $66,754    $42,641    $16,211     $174,623   $167,613   $36,037     $95,895   $77,901    $15,885
(in thousands)
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Portfolio turnover from       136.92%    168.54%      81.99%    136.92%    168.54%     81.99%     136.92%   168.54%      81.99%
the Value Portfolio
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------




(Table Continued)

                                          Class D
                             --------------------------------
                                                   For the
                                                   Period
                                                   December
                                                   22, 1999+
                              For the Year Ended   to October
                                  October 31,         31,
                             --------------------
                                2002      2001       2000

Increase (Decrease) in Net
Asset Value:
----------------------------   --------- ---------- -----------

Per Share Operating
Performance:
----------------------------   --------- ---------- -----------

Net asset value, beginning     $10.62      $11.61    $10.00
of period
----------------------------   ---------- ---------- -----------

Investment income (loss)--       .04++        .04++    --##
net
----------------------------   ---------- ---------- -----------

Realized and unrealized         (.52)       (1.02)     1.61
gain (loss) on investments
from the Value Portfolio --
net
----------------------------  ----------- ---------- ----------

Total from investment          (.48)        (.98)     1.61
operations
---------------------------- ----------- ---------- -----------

Less dividends on return         --         (.01)      --
of capital -- net
---------------------------- ----------- ---------- -----------

Net asset value, end of       $10.14      $10.62    $11.61
period
---------------------------- ----------- ---------- -----------

Total Investment Return: **
---------------------------- ----------- ---------- -----------

Based on net asset value      (4.52)%      (8.43)%   16.10%#
per share
---------------------------- ---------- ---------- -----------

Ratios to Average Net
Assets:
---------------------------- ---------- ---------- -----------

Expenses, net of               1.28%        1.29%     1.74%*
reimbursement+++
---------------------------- ---------- ---------- -----------

Expenses+++                    1.28%        1.29%     3.78%*
---------------------------- ---------- ---------- -----------

Investment income (loss)--      .49%         .32%     (.25)%*
net
---------------------------- ---------- ---------- -----------

Supplemental Data:
---------------------------- ---------- ---------- -----------

Net assets, end of period     $46,020    $37,190    $8,377
(in thousands)
---------------------------- ---------- ---------- -----------

Portfolio turnover from       136.92%     168.54%    81.99%
the Value Portfolio
---------------------------- ---------- ---------- -----------
*    Annualized.

**   Total investment returns exclude the effects of sales charges.

+    Commencement of operations.

++   Based on average shares outstanding.

+++  Includes the Fund's share of the Value Portfolio's allocated expenses.

#    Aggregate total investment return.

##   Amount is less than $.01 per share.

         ML Core. The Financial Highlights tables are intended to help you understand ML Core's financial performance for the periods shown. Certain information reflects financial results for a single ML Core share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of ML Core (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with ML Core's financial statements, are included in the ML Core Annual Report. The ML Core Annual Report accompanies this Proxy Statement and Prospectus.

         The following per share data and ratios have been derived from information provided in the financial statements.


                                         Class A                           Class B                           Class C
                              ------------------------------- --------------------------------- --------------------------------
                                                   For the                           For the                          For the
                                                   Period                            Period                           Period
                                                   December                          December                         December
                                                   22, 1999+                         22, 1999+                        22, 1999+
                              For the Year Ended   to October  For the Year Ended    to October  For the Year Ended   to October
                                 October 31,          31,          October 31,          31,          October 31,         31,
                              -------------------              ------------------                -------------------
                               2002       2001       2000       2002       2001        2000        2002      2001       2000

Increase (Decrease) in Net
Asset Value:
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Per Share Operating
Performance:
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Net asset value, beginning    $9.10      $11.77     $10.00      $8.93      $11.67     $10.00      $8.93     $11.67      $10.00
of period
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Investment income (loss)--    .03++        .02++     (.01)      (.06)++     (.08)++     (.01)      (.06)++    (.08)++     (.01)
net
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Realized and unrealized        (.82)     (2.69)      1.78       (.80)      (2.66)       1.68       (.80)     (2.66)       1.68
gain (loss) on investments
from the Core Portfolio --
net
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Total from investment          (.79)     (2.67)      1.77       (.86)      (2.74)       1.67       (.86)     (2.74)       1.67
operations
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Less distribution in             --        --##        --          --        --##        --         --        --##        --
excess of realized gain on
investments from the Core
Portfolio  -- net
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Net asset value, end of       $8.31      $9.10      $11.77      $8.07      $8.93      $11.67      $8.07      $8.93      $11.67
period
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Total Investment Return: **
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Based on net asset value      (8.68)%    (22.65)%   17.70%#     (9.63)%    (23.47)%    16.70%#    (9.63)%   (23.47)%     16.70%#
per share
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Ratios to Average Net
Assets:
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Expenses, net of               1.04%      1.05%      1.21%*     2.07%       2.06%       2.37%*     2.07%      2.07%       2.35%*
reimbursement+++
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Expenses+++                    1.04%      1.05%      3.11%*     2.07%       2.06%       2.70%*     2.07%      2.07%       2.80%*
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

                                      33

Investment income (loss)--      .33%       .21%      (.52)%*    (.64)%      (.80)%     (1.33)%*    (.66)%     (.81)%     (1.34)%*
net
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Supplemental Data:
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Net assets, end of period     $214,953   $76,674    $33,886     $329,121   $159,287   $85,036     $178,459  $86,694    $41,028
(in thousands)
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Portfolio turnover from       150.18%    162.28%    79.18%      150.18%    162.28%     79.18%     150.18%   162.28%      79.18%
the Core Portfolio
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------





(Table Continued)

                                          Class D
                             --------------------------------
                                                   For the
                                                   Period
                                                   December
                                                   22, 1999+
                              For the Year Ended   to October
                                  October 31,         31,
                              -------------------
                                2002      2001       2000

Increase (Decrease) in Net
Asset Value:
----------------------------   --------- ---------- -----------

Per Share Operating
Performance:
----------------------------   --------- ---------- -----------

Net asset value, beginning     $9.06      $11.74     $10.00
of period
----------------------------  ----------- ---------- -----------

Investment income (loss)--       .01++     ___++##     ___##
net
----------------------------- --------- ---------- -----------

Realized and unrealized         (.82)      (2.68)      1.74
gain (loss) on investments
from the Core Portfolio --
net
----------------------------- --------- ---------- -----------

Total from investment           (.81)      (2.68)      1.74
operations
----------------------------- --------- ---------- -----------

Less distribution in             --        --##        --
excess of realized gain on
investments from the Core
Portfolio  -- net
----------------------------- --------- ---------- -----------

Net asset value, end of        $8.25       $9.06     $11.74
period
----------------------------- --------- ---------- -----------

Total Investment Return: **
----------------------------- --------- ---------- -----------

Based on net asset value       (8.94)%    (22.80)%    17.40%#
per share
---------------------------- ---------- ---------- -----------

Ratios to Average Net
Assets:
---------------------------- ---------- ---------- -----------

Expenses, net of                1.28%       1.32%      1.59%*
reimbursement+++
---------------------------- ---------- ---------- -----------

Expenses+++                     1.28%       1.32%      2.10%*
---------------------------- ---------- ---------- -----------

Investment income (loss)--       .10%       (.05)%     (.59)%*
net
---------------------------- ---------- ---------- -----------

Supplemental Data:
---------------------------- ---------- ---------- -----------

Net assets, end of period    $136,552   $84,891    $25,627
(in thousands)
---------------------------- ---------- ---------- -----------

Portfolio turnover from       150.18%    162.28%     79.18%
the Core Portfolio
---------------------------- ---------- ---------- -----------

*    Annualized.

**   Total investment returns exclude the effects of sales charges.

+    Commencement of operations.

++   Based on average shares outstanding.

+++  Includes the Fund's share of the Core Portfolio's allocated expenses.

#    Aggregate total investment return.

##   Amount is less than $.01 per share.

         Mercury Growth. The Financial Highlights tables are intended to help you understand Mercury Growth's financial performance for the periods shown. Certain information reflects financial results for a single Mercury Growth share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of Mercury Growth (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with Mercury Growth's financial statements, are included in the Mercury Growth Annual Report. The Mercury Growth Annual Report is available upon request.

         The following per share data and ratios have been derived from information provided in the financial statements:


                                         Class I                           Class A                           Class B
                              ------------------------------- --------------------------------- --------------------------------
                                                   For the                           For the                          For the
                                                   Period                            Period                           Period
                                                   December                          December                         December
                                                   22, 1999+                         22, 1999+                        22, 1999+
                              For the Year Ended   to October  For the Year Ended    to October  For the Year Ended   to October
                                 October 31,          31,          October 31,          31,          October 31,         31,
                              ------------------               ------------------                ------------------
                               2002       2001       2000       2002       2001        2000        2002      2001       2000

Increase (Decrease) in Net
Asset Value:
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Per Share Operating
Performance:
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------
Net asset value, beginning    $6.73       $11.44     $10.00     $6.71       $11.41     $10.00     $6.64      $11.33    $10.00
of period
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Investment loss -- net         (.05)++      (.07)++    (.11)     (.06)++      (.09)++    (.14)     (.12)++     (.14)++   (.21)
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Realized and unrealized       (1.11)       (3.58)      1.55      (.94)       (3.58)      1.55      (.89)      (3.56)     1.54
gain (loss) on investments
from the Growth Portfolio
-- net
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Total from investment         (1.16)       (3.65)      1.44     (1.00)       (3.67)      1.41     (1.01)      (3.70)     1.33
operations
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Less distribution in             --        (1.06)      --          --        (1.03)      --         --         (.99)       --
excess of realized gain on
investments from the
Growth Portfolio -- net
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Net asset value, end of       $5.57        $6.73     $11.44     $5.71        $6.71     $11.41     $5.63       $6.64    $11.33
period
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Total Investment Return: **
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Based on net asset value      (17.24)%    (34.00)%    14.40%#   (14.90)%    (34.18)%    14.10%#   (15.21)%   (34.70)%   13.30%#
per share
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Ratios to Average Net
Assets:
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Expenses, net of               1.44%        1.38%      1.50%*    1.71%        1.64%      1.75%*    2.50%       2.38%     2.49%*
reimbursement+++
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Expenses+++                    7.23%        9.80%     37.46%*    7.77%        8.77%     37.74%*    8.66%       8.88%    38.49%*
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------


                                      36

Investment loss -- net         (.82)%       (.90)%    (1.12)%*  (1.10)%      (1.15)%    (1.37)%*  (1.84)%     (1.88)%   (2.12)%*
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Supplemental Data:
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Net assets, end of period       --##      $96       $143       $174        $193       $142        $813      $370       $142
(in thousands)
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Portfolio turnover from       177.46%     230.34%     94.75%    177.46%     230.34%     94.75%    177.46%    230.34%    94.75%
the Growth Portfolio
---------------------------- ---------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------




(Table Continued)

                                          Class C
                             --------------------------------
                                                   For the
                                                   Period
                                                   December
                                                   22, 1999+
                              For the Year Ended   to October
                                  October 31,         31,
                             --------------------
                                2002      2001       2000

Increase (Decrease) in Net
Asset Value:
----------------------------   --------- ---------- -----------

Per Share Operating
Performance:
----------------------------   --------- ---------- -----------

Net asset value, beginning       $6.67     $11.33     $10.00
of period
----------------------------   ---------- ---------- ----------

Investment loss -- net            (.12)++    (.15)++    (.21)
----------------------------   ---------- ---------- ----------

Realized and unrealized           (.89)     (3.55)      1.54
gain (loss) on investments
from the Growth Portfolio
-- net
----------------------------   ---------- ---------- ----------

Total from investment            (1.01)     (3.70)      1.33
operations
----------------------------   ---------- ---------- ----------

Less distribution in              --         (.96)      --
excess of realized gain on
investments from the
Growth Portfolio -- net
----------------------------   ---------- ---------- ----------

Net asset value, end of          $5.66      $6.67     $11.33
period
----------------------------   ---------- ---------- ----------

Total Investment Return: **
----------------------------   ---------- ---------- ----------

Based on net asset value        (15.14)%   (34.63)%    13.30%#
per share
----------------------------   ---------- ---------- ----------

Ratios to Average Net
Assets:
----------------------------   ---------- ---------- ----------

Expenses, net of                  2.48%      2.37%      2.49%*
reimbursement+++
----------------------------   ---------- ---------- ----------

Expenses+++                       8.64%      8.97%     38.49%*
----------------------------   ---------- ---------- ----------

Investment loss -- net           (1.86)%    (1.87)%    (2.12)%*
----------------------------   ---------- ---------- ----------

Supplemental Data:
----------------------------   ---------- ---------- ----------

Net assets, end of period        $64       $160       $142
(in thousands)
----------------------------   ---------- ---------- ----------

Portfolio turnover from         177.46%    230.34%     94.75%
the Growth Portfolio
----------------------------   ---------- ---------- ----------

-------------------------------------
*    Annualized.

**   Total investment returns exclude the effects of sales charges.

+    Commencement of operations.

++   Based on average shares outstanding.

+++  Includes the Fund's share of the Growth Portfolio's allocated expenses.

#    Aggregate total investment return.

##   Amount is less than $1,000.

         Mercury Value. The Financial Highlights tables are intended to help you understand Mercury Value's financial performance for the periods shown. Certain information reflects financial results for a single Mercury Value share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of Mercury Value (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with Mercury Value's financial statements, are included in the Mercury Value Annual Report. The Mercury Value Annual Report is available upon request.

         The following per share data and ratios have been derived from information provided in the financial statements:


                                         Class I                           Class A                           Class B
                            ------------------------------- --------------------------------- --------------------------------
                            For the                For the                           For the                          For the
                            Period                 Period                            Period                           Period
                            November    For the    December                          December                         December
                            1, 2001     Year       22, 1999+                         22,                              22,
                            to          Ended      to              For the Year      1999+  to      For the Year      1999+  to
                            January     October    October            Ended          October            Ended         October
                               10,         31,        31,          October 31,          31,          October 31,         31,
                                                                   --------------                   -------------
                             2002***      2001        2000       2002       2001        2000       2002      2001        2000

Increase (Decrease) in
Net Asset Value:
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Per Share Operating
Performance:
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Net asset value,             $10.35     $11.75     $10.00      $10.32      $11.73    $10.00      $10.27    $11.65     $10.00
beginning of period
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Investment income (loss)        .01++    (.04)++    (.01)        .01++        .01++    (.03)    --++##       (.06)++    (.10)
-- net
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Realized and unrealized         .91     (1.02)      1.76        (.51)       (1.02)     1.76       (.49)      (.95)      1.75
gain (loss) on
investments from the
Value Portfolio -- net
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Total from investment           .92      (.98)      1.75        (.50)       (1.01)     1.73       (.49)     (1.01)      1.65
operations
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Less distribution in           --        (.42)        --          --         (.40)      --         --        (.37)       --
excess of realized gain
on investments from the
Value Portfolio  -- net
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Net asset value, end of      $11.27     $10.35     $11.75      $9.82       $10.32    $11.73      $9.78     $10.27     $11.65
period
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Total Investment Return:
**
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Based on net asset value       8.89%#   (8.45)%    17.50%#     (4.84)%      (8.75)%   17.30%#    (4.77)%    (8.81)%    16.50%#
per share
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Ratios to Average Net
Assets:
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------



                                      39


Expenses, net of               1.37%*    1.30%      1.53%*      1.67%        1.51%     1.78%*     1.72%      2.18%      2.52%*
reimbursement+++
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Expenses+++                    3.04%*    8.10%     40.33%*      3.24%        6.86%    40.58%*     3.24%      5.26%     41.34%*
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Investment income (loss)        .50%*     .34%      (.07)%*      .10%         .12%     (.32)%*     .03%      (.53)%    (1.07)%*
-- net
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Supplemental Data:
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Net assets, end of period      --       $134       $147       $227        $312       $146        $2,559    $1,594     $146
(in thousands)
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Portfolio turnover from      136.92%    168.54%    81.99%      136.92%     168.54%    81.99%     136.92%   168.54%     81.99%
the Value Portfolio
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

(Table Continued)

                                         Class C
                             ---------------------------------
                                                   For the
                                                   Period
                                                   December
                                                   22,
                                 For the Year      1999+  to
                                    Ended          October
                               October 31, 2001       31,
                             -------------------
                               2002       2001        2000

Increase (Decrease) in
Net Asset Value:
---------------------------  ---------- ---------- -----------

Per Share Operating
Performance:
---------------------------  ---------- ---------- -----------

Net asset value,              $10.24     $11.65     $10.00
beginning of period
---------------------------  ---------- ---------- -----------

Investment income (loss)        (.07)++     (.05)++    (.10)
-- net
---------------------------  ---------- ---------- -----------

Realized and unrealized         (.51)      (1.03)      1.75
gain (loss) on
investments from the
Value Portfolio -- net
---------------------------   ---------- ---------- -----------

Total from investment            (.58)      (1.08)      1.65
operations
---------------------------   ---------- ---------- -----------

Less distribution in              --        (.33)       --
excess of realized gain
on investments from the
Value Portfolio -- net
---------------------------   ---------- ---------- -----------

Net asset value, end of        $9.66      $10.24     $11.65
period
---------------------------   ---------- ---------- -----------

Total Investment Return:
**
---------------------------   ---------- ---------- -----------

Based on net asset value       (5.66)%     (9.39)%    16.50%#
per share
---------------------------   ---------- ---------- -----------

Ratios to Average Net
Assets:
---------------------------   ---------- ---------- -----------

Expenses, net of                2.44%       2.23%      2.52%*
reimbursement+++
---------------------------  ---------- ---------- -----------

Expenses+++                     4.00%       5.30%     41.34%*
---------------------------  ---------- ---------- -----------

Investment income (loss)        (.67)%      (.44)%    (1.07)%*
-- net
---------------------------  ---------- ---------- -----------

Supplemental Data:
---------------------------  ---------- ---------- -----------

Net assets, end of period      $443       $494       $146
(in thousands)
---------------------------  ---------- ---------- -----------

Portfolio turnover from       136.92%    168.54%     81.99%
the Value Portfolio
---------------------------  ---------- ---------- -----------

-----------------------------
*    Annualized.

**   Total investment returns exclude the effects of sales charges.

***  As of January 10, 2002, all Class I shares were redeemed.

+    Commencement of operations.

++   Based on average shares outstanding.

+++  Includes the Fund's share of the Value Portfolio's allocated expenses.

#    Aggregate total investment return.

##   Amount is less than $.01 per share.

         Mercury Core. The Financial Highlights tables are intended to help you understand Mercury Core's financial performance for the periods shown. Certain information reflects financial results for a single Mercury Core share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of Mercury Core (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with Mercury Core's financial statements, are included in the Mercury Core Annual Report. The Mercury Core Annual Report is available upon request.

         The following per share data and ratios have been derived from information provided in the financial statements:


                                         Class I                           Class A                           Class B
                            ------------------------------- --------------------------------- --------------------------------
                            For the                For the                           For the                          For the
                            Period                 Period                            Period                           Period
                            November    For the    December                          December                         December
                            1, 2001     Year       22, 1999+                         22,                              22,
                            to          Ended      to              For the Year      1999+ to       For the Year      1999+ to
                            January     October    October            Ended          October            Ended         October
                               10,         31,        31,          October 31,          31,          October 31,         31,
                                                                   -------------                    -------------
                             2002***      2001        2000       2002       2001        2000       2002      2001        2000

Increase (Decrease) in
Net Asset Value:
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Per Share Operating
Performance:
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- --------- ---------- -----------

Net asset value,              $8.19     $11.85     $10.00      $8.18       $11.83    $10.00      $8.10      $11.75    $10.00
beginning of period
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- ---------- --------- -----------

Investment income (loss)      --++##      (.01)++    (.06)       (.03)++      (.01)++   (.08)     (.08)++      (.08)++  (.16)
-- net
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- ---------- --------- -----------

Realized and unrealized         .79     (2.56)      1.91        (.74)       (2.58)     1.91      (.72)       (2.56)    1.91
gain (loss) on
investments from the Core
Portfolio -- net
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- ---------- --------- -----------

Total from investment           .79     (2.57)      1.85        (.77)       (2.59)     1.83      (.80)       (2.64)    1.75
operations
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- ---------- --------- -----------

Less distribution in           --       (1.09)        --          --        (1.06)      --          --       (1.01)      --
excess of realized gain
on investments from the
Core Portfolio -- net
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- ---------- --------- -----------

Net asset value, end of       $8.98     $8.19      $11.85      $7.41        $8.18    $11.83      $7.30       $8.10    $11.75
period
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- ---------- --------- -----------

Total Investment Return:
**
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- ---------- --------- -----------

Based on net asset value       9.65%#   (22.91)%   18.50%#     (9.41)%     (23.06)%   18.30%#    (9.88)%    (23.67)%  17.50%#
per share
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- ---------- --------- -----------

Ratios to Average Net
Assets:
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- ---------- --------- -----------

Expenses, net of               1.39%*    1.31%      1.50%*      1.69%        1.38%     1.74%*    2.28%        2.22%    2.49%*
reimbursement+++
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- ---------- --------- -----------



                                      42


Expenses+++                    1.94%*    8.42%     37.40%*      1.94%        2.96%    37.65%*    2.55%        5.41%   38.41%*
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- ---------- --------- -----------

Investment income (loss)        .19%*    (.11)%     (.59)%*     (.32)%       (.12)%    (.84)%*   (.92)%       (.93)%  (1.59)%*
-- net
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- ---------- --------- -----------

Supplemental Data:
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- ---------- --------- -----------

Net assets, end of period      --       $114       $148        $10,628    $3,290     $148        $2,647     $1,172    $147
(in thousands)
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- ---------- --------- -----------

Portfolio turnover from      150.18%    162.28%    79.18%      150.18%     162.28%    79.18%     150.18%    162.28%   79.18%
the Core Portfolio
--------------------------- ----------- ---------- ----------- ---------- ---------- ----------- ---------- --------- -----------




                                         Class C
                             ---------------------------------
                                                   For the
                                                   Period
                                                   December
                                                   22,
                                 For the Year      1999+ to
                                    Ended          October
                               October 31, 2001       31,
                             -------------------
                               2002       2001        2000

Increase (Decrease) in
Net Asset Value:
---------------------------  ---------- ---------- -----------

Per Share Operating
Performance:
---------------------------  ---------- ---------- -----------

Net asset value,              $8.06      $11.75     $10.00
beginning of period
---------------------------  ---------- ---------- -----------

Investment income (loss)       (.09)++     (.10)++    (.16)
-- net
---------------------------  ---------- ---------- -----------

Realized and unrealized        (.72)      (2.54)      1.91
gain (loss) on
investments from the Core
Portfolio -- net
---------------------------   ---------- ---------- -----------

Total from investment          (.81)      (2.64)      1.75
operations
---------------------------   ---------- ---------- -----------

Less distribution in             --       (1.05)       --
excess of realized gain
on investments from the
Core Portfolio  -- net
---------------------------   ---------- ---------- -----------

Net asset value, end of       $7.25       $8.06     $11.75
period
---------------------------   ---------- ---------- -----------

Total Investment Return:
**
---------------------------   ---------- ---------- -----------

Based on net asset value     (10.05)%   (23.69)%    17.50%#
per share
---------------------------   ---------- ---------- -----------

Ratios to Average Net
Assets:
---------------------------   ---------- ---------- -----------

Expenses, net of               2.47%       2.30%      2.49%*
reimbursement+++
---------------------------   ---------- ---------- -----------

Expenses+++                    2.76%       8.99%     38.41%*
---------------------------   ---------- ---------- -----------

Investment income (loss)      (1.12)%     (1.14)%    (1.59)%*
-- net
---------------------------   ---------- ---------- -----------

Supplemental Data:
---------------------------   ---------- ---------- -----------

Net assets, end of period     $607       $381       $147
(in thousands)
---------------------------   ---------- ---------- -----------

Portfolio turnover from      150.18%    162.28%     79.18%
the Core Portfolio
--------------------------- ---------- ---------- -----------
*    Annualized.

**   Total investment returns exclude the effects of sales charges.

***  As of January 10, 2002, all Class I Shares were redeemed.

+    Commencement of operations.

++   Based on average shares outstanding.

+++  Includes the Fund's share of the Core Portfolio's allocated expenses.

#    Aggregate total investment return.

##   Amount is less than $.01 per share.

Investment Objectives

         ML Core and Mercury Core, ML Growth and Mercury Growth, and ML Value and Mercury Value, respectively, have identical investment objectives. No assurance can be given that any Combined Fund will achieve its investment objective after the applicable Target Fund Acquisition.

Investment Policies

         ML Core and Mercury Core, ML Growth and Mercury Growth, and ML Value and Mercury Value, respectively, have identical investment policies. For more information, please see the ML Large Cap Prospectus and the ML Large Cap Statement.

Investment Restrictions

         ML Core and Mercury Core, ML Growth and Mercury Growth, and ML Value and Mercury Value, respectively, have identical investment restrictions. For more information, please see the ML Large Cap Prospectus and the ML Large Cap Statement.

Investment Advisory Arrangements and Administration Arrangements

         FAM serves as the investment adviser of Large Cap Trust. FAM provides investment advisory services to the Growth Portfolio and the Value Portfolio of Large Cap Trust at the annual rate of 0.50% of the Portfolio's average daily net assets. FAM provides investment advisory services to the Core Portfolio of Large Cap Trust at the annual rate of 0.50% of the Large Cap Core Portfolio's average daily net assets not exceeding $1 billion and 0.45% of the Core Portfolio's average daily net assets in excess of $1 billion. For the period from inception of Large Cap Trust (December 22, 1999) to January 16, 2001, FAM received compensation at the annual rate of 0.75% of the average daily net assets of each Portfolio of the Trust. In addition, FAM provides administration services to each Fund at the annual rate of 0.25% of the average daily net assets of the applicable Fund.

Purchase of Shares

         The class structure and purchase and distribution procedures for shares of the Target Funds are substantially similar for the Acquiring Funds. Each Acquiring Fund offers five classes of shares. Each Acquiring Fund issues Class A, Class B, Class C, Class D Shares and Class R Shares. Each Target Fund offers four classes of shares. Each Target Fund issues Class I, Class B, Class C and Class A shares. The Class A, Class B, Class C and Class D shares issued by the Acquiring Funds are identical in all respects to the Class I, Class B, Class C and Class A shares, respectively, issued by the Target Funds. The Acquiring Funds will not issue any Class R shares in connection with the Target Fund Acquisitions. Because Mercury Value did not accrue a portion of the Class B distribution fee for the fiscal year ended October 31, 2002, the total operating expense ratio for Class B shares of Mercury Value after the above-referenced contractual fee waiver/expense reimbursement agreement is lower than the total operating expense ratio for Class B shares of the Combined Fund (on a pro forma basis). This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003. There can be no assurance that Mercury Value will not accrue all of the Class B distribution fee in the future. For a complete discussion of the classes of shares and the purchase and distribution procedures related thereto, see "Your Account--Merrill Lynch Select PricingSM System," "--Participation in Fee-Based Programs" and "--How to Buy, Sell, Transfer and Exchange Shares" in the ML Large Cap Prospectus.

Redemption of Shares

         The procedure for redeeming shares of an Acquiring Fund is the same as the procedure for redeeming shares of a Target Fund. For purposes of computing any CDSC that may be payable upon disposition of shares of an Acquiring Fund acquired by Target Fund shareholders in a Target Fund Acquisition, the holding period of Target Fund shares outstanding on the Closing Date will be tacked onto the holding period of the shares of Target Fund acquired in the applicable Target Fund Acquisition. See "Your Account--Merrill Lynch Select PricingSM System,"

"--Participation in Fee-Based Programs" and " --How to Buy, Sell, Transfer and Exchange Shares" in the ML Large Cap Prospectus.

Performance

         General. The following tables provide performance information for each class of shares of ML Core and Mercury Core, including maximum applicable sales charges, for the periods indicated. Past performance is not indicative of future performance. More performance information is available in the ML Large Cap Prospectus, the Mercury Large Cap Prospectus, the ML Core Annual Report and the Mercury Core Annual Report.


                                                      ML Core


-----------------------------------------------------------------------------------------------------------------------------
                               Class A Shares         Class B Shares            Class C Shares           Class D Shares
-----------------------------------------------------------------------------------------------------------------------------
           Period                                              Average Annual Total Return
                                                      (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended October 31,           -13.48%                 -13.25%                 -10.53%                 -13.72%
2002
-----------------------------------------------------------------------------------------------------------------------------
Inception (December 22,
1999) to October 31, 2002             -8.00%                  -8.20%                  -7.22%                  -8.24%
-----------------------------------------------------------------------------------------------------------------------------
                                                               Average Annual Total Return
                                                              After Taxes on Distributions
                                                      (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended October 31,           -13.48%                 -13.25%                 -10.53%                 -13.72%
2002
-----------------------------------------------------------------------------------------------------------------------------
Inception (December 22,
1999) to October 31, 2002             -8.01%                  -8.20%                  -7.22%                  -8.24%
-----------------------------------------------------------------------------------------------------------------------------
                                                               Average Annual Total Return
                                                      After Taxes on Distributions and Redemptions
                                                      (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended October 31,            -8.27%                  -8.13%                  -6.47%                  -8.42%
2002
-----------------------------------------------------------------------------------------------------------------------------
Inception (December 22,               -6.30%                  -6.45%                  -5.69%                  -6.48%
1999) to October 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

                                                      Mercury Core


-----------------------------------------------------------------------------------------------------------------------------
                               Class I Shares         Class B Shares            Class C Shares           Class A Shares
-----------------------------------------------------------------------------------------------------------------------------
           Period                                              Average Annual Total Return
                                                      (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended October 31,           -14.27%                 -13.48%                 -10.95%                 -14.17%
2002
-----------------------------------------------------------------------------------------------------------------------------
Inception (December 22,
1999) to October 31, 2002             -8.19%                  -8.06%                  -7.24%                  -8.27%
-----------------------------------------------------------------------------------------------------------------------------
                                                               Average Annual Total Return
                                                              After Taxes on Distributions
                                                      (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended October 31,           -14.27%                 -13.48%                 -10.95%                 -14.17%
2002
-----------------------------------------------------------------------------------------------------------------------------
Inception (December 22,
1999) to October 31, 2002             -9.53%                  -9.34%                  -8.56%                  -9.57%
-----------------------------------------------------------------------------------------------------------------------------
                                                               Average Annual Total Return
                                                      After Taxes on Distributions and Redemptions
                                                      (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended October 31,            -8.76%                  -8.28%                  -6.72%                  -8.70%
2002
-----------------------------------------------------------------------------------------------------------------------------
Inception (December 22,               -6.97%                  -6.84%                  -6.23%                  -7.02%
1999) to October 31, 2002
-----------------------------------------------------------------------------------------------------------------------------
*        The investment performance figures for Mercury Core have been calculated based on actual sales charge and expense levels for the time periods indicated. FAM has waived fees and reimbursed expenses pursuant to the above-referenced contractual fee waiver/expense reimbursement agreement. Without these fee waivers and expense reimbursements, the investment performance of Mercury Core would have been lower. This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003.

         The following tables provide performance information for each class of shares of the ML Growth and Mercury Growth, including maximum applicable sales charges, for the periods indicated. Past performance is not indicative of future performance. More performance information is available in the ML Large Cap Prospectus, the Mercury Large Cap Prospectus, the ML Growth Annual Report and the Mercury Growth Annual Report.

                                                      ML Growth


-----------------------------------------------------------------------------------------------------------------------------
                               Class A Shares         Class B Shares            Class C Shares           Class D Shares
-----------------------------------------------------------------------------------------------------------------------------
           Period                                              Average Annual Total Return
                                                      (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended October 31,           -18.64%                 -18.59%                 -15.93%                 -18.95%
2002
-----------------------------------------------------------------------------------------------------------------------------
Inception (December 22,
1999) to October 31, 2002            -15.85%                 -16.05%                 -15.15%                 -16.08%
-----------------------------------------------------------------------------------------------------------------------------
                                                               Average Annual Total Return
                                                              After Taxes on Distributions
                                                      (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended October 31,           -18.64%                 -18.59%                 -15.93%                 -18.95%
2002
-----------------------------------------------------------------------------------------------------------------------------
Inception (December 22,
1999) to October 31, 2002            -15.85%                 -16.05%                 -15.15%                 -16.08%
-----------------------------------------------------------------------------------------------------------------------------
                                                               Average Annual Total Return
                                                      After Taxes on Distributions and Redemptions
                                                      (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended October 31,           -11.45%                 -11.41%                  -9.78%                 -11.63%
2002
-----------------------------------------------------------------------------------------------------------------------------
Inception (December 22,              -12.24%                 -12.39%                 -11.72%                 -12.41%
1999) to October 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

                                                      Mercury Growth


-----------------------------------------------------------------------------------------------------------------------------
                               Class I Shares         Class B Shares            Class C Shares           Class A Shares
-----------------------------------------------------------------------------------------------------------------------------
           Period                                              Average Annual Total Return
                                                      (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended October 31,           -21.58%                 -18.60%                 -15.99%                 -19.37%
2002
-----------------------------------------------------------------------------------------------------------------------------
Inception (December 22,
1999) to October 31, 2002            -16.74%                 -15.85%                 -14.99%                 -16.09%
-----------------------------------------------------------------------------------------------------------------------------
                                                               Average Annual Total Return
                                                              After Taxes on Distributions
                                                      (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended October 31,           -21.58%                 -18.60%                 -15.99%                 -19.37%
2002
-----------------------------------------------------------------------------------------------------------------------------
Inception (December 22,
1999) to October 31, 2002            -18.01%                 -17.09%                 -16.17%                 -17.34%
-----------------------------------------------------------------------------------------------------------------------------
                                                               Average Annual Total Return
                                                      After Taxes on Distributions and Redemptions
                                                      (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended October 31,           -13.25%                 -11.42%                  -9.82%                 -11.89%
2002
-----------------------------------------------------------------------------------------------------------------------------
Inception (December 22,              -13.27%                 -12.62%                 -11.96%                 -12.80%
1999) to October 31, 2002
-----------------------------------------------------------------------------------------------------------------------------
*        The investment performance figures for Mercury Growth have been calculated based on actual sales charge and expense levels for the time periods indicated. FAM has waived fees and reimbursed expenses pursuant to the above-referenced contractual fee waiver/expense reimbursement agreement. Without these fee waivers and expense reimbursements, the investment performance of Mercury Growth would have been lower. This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003.

         The following tables provide performance information for each class of shares of the ML Value and Mercury Value, including maximum applicable sales charges, for the periods indicated. Past performance is not indicative of future performance. More performance information is available in the ML Large Cap Prospectus, the Mercury Large Cap Prospectus, the ML Value Annual Report and the Mercury Value Annual Report.

                                                      ML Value


-----------------------------------------------------------------------------------------------------------------------------
                               Class A Shares         Class B Shares            Class C Shares           Class D Shares
-----------------------------------------------------------------------------------------------------------------------------
           Period                                              Average Annual Total Return
                                                      (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended October 31,            -9.33%                  -9.04%                  -6.20%                  -9.53%
2002
-----------------------------------------------------------------------------------------------------------------------------
Inception (December 22,
1999) to October 31, 2002             -1.11%                  -1.30%                  -0.24%                  -1.35%
-----------------------------------------------------------------------------------------------------------------------------
                                                               Average Annual Total Return
                                                              After Taxes on Distributions
                                                      (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended October 31,            -9.34%                  -9.04%                  -6.20%                  -9.53%
2002
-----------------------------------------------------------------------------------------------------------------------------
Inception (December 22,
1999) to October 31, 2002             -1.12%                  -1.30%                  -0.24%                  -1.37%
-----------------------------------------------------------------------------------------------------------------------------
                                                               Average Annual Total Return
                                                      After Taxes on Distributions and Redemptions
                                                      (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended October 31,            -5.73%                  -5.55%                  -3.80%                  -5.85%
2002
-----------------------------------------------------------------------------------------------------------------------------
Inception (December 22,               -0.89%                  -1.04%                  -0.19%                  -1.09%
1999) to October 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

                                                      Mercury Value


-----------------------------------------------------------------------------------------------------------------------------
                               Class I Shares         Class B Shares            Class C Shares           Class A Shares
-----------------------------------------------------------------------------------------------------------------------------
           Period                                              Average Annual Total Return
                                                      (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended October 31,           -10.10%                  -8.58%                  -6.61%                  -9.84%
2002
-----------------------------------------------------------------------------------------------------------------------------
Inception (December 22,
1999) to October 31, 2002             -1.17%                  -0.62%                  -0.15%                  -1.24%
-----------------------------------------------------------------------------------------------------------------------------
                                                               Average Annual Total Return
                                                              After Taxes on Distributions
                                                      (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended October 31,           -10.10%                  -8.58%                  -6.61%                  -9.84%
2002
-----------------------------------------------------------------------------------------------------------------------------
Inception (December 22,
1999) to October 31, 2002             -1.69%                  -1.10%                  -0.56%                  -1.73%
-----------------------------------------------------------------------------------------------------------------------------
                                                               Average Annual Total Return
                                                      After Taxes on Distributions and Redemptions
                                                      (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended October 31,            -6.20%                  -5.27%                  -4.06%                  -6.04%
2002
-----------------------------------------------------------------------------------------------------------------------------
Inception (December 22,               -1.17%                  -0.72%                  -0.31%                  -1.21%
1999) to October 31, 2002
-----------------------------------------------------------------------------------------------------------------------------
*        The investment performance figures for Mercury Value have been calculated based on actual sales charge and expense levels for the time periods indicated. FAM has waived fees and reimbursed expenses pursuant to the above-referenced contractual fee waiver/expense reimbursement agreement. Without these fee waivers and expense reimbursements, the investment performance of Mercury Value would have been lower. This contractual fee waiver/expense reimbursement agreement will be terminated after October 31, 2003.

Code of Ethics

         The Boards of ML Large Cap, Mercury Large Cap and Large Cap Trust have approved the same Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act, which covers the Funds, the Portfolios of Large Cap Trust, FAM and FAM Distributors, Inc. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by Large Cap Trust.

Shareholder Rights

         Shareholders of each Acquiring Fund are entitled to one vote for each full share held in the election of Board Members of ML Large Cap and any other matter submitted to a shareholder vote. ML Large Cap does not intend to hold annual or special meetings of shareholders of any Acquiring Fund in any year in which the 1940 Act does not require shareholders to act upon any of the following matters: (i) election of Board Members; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and
(iv) ratification of selection of independent accountants. Also, the by-laws of ML Large Cap require that a special meeting of shareholders be held on the written request of at least a majority of the outstanding shares of any Acquiring Fund entitled to vote at such meeting, if they comply with applicable Maryland law. Shareholders of each Acquiring Fund do not have cumulative voting rights with respect to the election of Board Members or otherwise. Shares of each Acquiring Fund issued to Target Fund shareholders in the applicable Target Fund Acquisition, when issued and delivered pursuant to the applicable Agreement and Plan, will be fully paid and non-assessable and will have no preemptive rights. Each issued and outstanding share of an Acquiring Fund is entitled to participate equally with other shares of such Acquiring Fund of its class in dividends and distributions declared and in net assets upon liquidation or dissolution after satisfaction of outstanding liabilities. Rights attributable to shares of a Target Fund are substantially similar to those attributable to shares of an Acquiring Fund.

Dividends

         The policy of the Target Funds with respect to the payment of dividends is identical to the policy of the Acquiring Funds. It is each Fund's intention to distribute substantially all of its net investment income, if any. Dividends from such net investment income will be paid monthly. In addition, each Fund distributes all net realized capital gains, if any, to shareholders at least annually.

Automatic Dividend Reinvestment Plan

         Each Fund offers its shareholders an Automatic Dividend Reinvestment Plan (each, a "Plan" and together, the "Plans") with identical terms. Pursuant to the Plans, dividends will be automatically reinvested, without sales charge, in additional full and fractional shares of the relevant Fund unless a shareholder has elected to receive such dividends in cash. For further information about the Plans, see "Shareholder Services--Automatic Dividend Reinvestment Plan" in the ML Large Cap Statement.

         After a Target Fund Acquisition, a Target Fund shareholder who has elected to receive dividends in cash will receive dividends of the applicable Combined Fund in cash; all other Target Fund shareholders will have their dividends automatically reinvested in shares of such Combined Fund. However, if a Target Fund shareholder also owns shares of the corresponding Acquiring Fund, the shareholder's election with respect to the dividends of such Acquiring Fund will control after such Target Fund Acquisition unless the shareholder specifically elects a different option at that time.

Automatic Investment Plan

         Each Fund allows shareholders to purchase shares through an Automatic Investment Plan. After completion of a Target Fund Acquisition, your Automatic Investment Plan instructions with respect to the applicable Target Fund will be discontinued. To establish new instructions for the purchase of shares of an Acquiring Fund or of any other fund advised by MLIM or FAM ("MLIM/FAM-advised mutual fund") through an Acquiring Fund's Automatic Investment Plan, you should contact your Merrill Lynch Financial Advisor or contact ML Large Cap's transfer agent, Financial Data Services, Inc. (the "Transfer Agent"), at (800) 637-3863. If a shareholder has an Automatic Investment Plan in place with an Acquiring Fund, that plan will remain in effect after such Target Fund Acquisition.

Systematic Withdrawal Program

         Each Fund allows shareholders to redeem shares through a Systematic Withdrawal Program. After completion of a Target Fund Acquisition, your Systematic Withdrawal Plan instructions with respect to the applicable Target Fund will be discontinued. To establish new instructions for systematic withdrawals in connection with an Acquiring Fund or any other MLIM/FAM-advised mutual fund through an Acquiring Fund's Systematic Withdrawal Plan, you should contact your Merrill Lynch Financial Advisor or contact the Transfer Agent, at
(800) 637-3863. If a shareholder has a Systematic Withdrawal Plan in place with an Acquiring Fund, that plan will remain in effect after such Target Fund Acquisition.

Tax Information

         The tax consequences associated with an investment in shares of a Target Fund are identical to the tax consequences associated with an investment in shares of an Acquiring Fund. See "Dividends and Taxes" in the ML Large Cap Prospectus.

Portfolio Transactions

         Each Target Fund and each Acquiring Fund invest all of their respective assets in shares of the corresponding Portfolio of Large Cap Trust. As a result, none of the Funds engage in portfolio transactions. For a discussion of each Portfolio's procedures for engaging in portfolio transactions, see "Portfolio Transactions and Brokerage" in the ML Large Cap Statement.

Portfolio Turnover

         FAM will effect portfolio transactions for each Portfolio of Large Cap Trust without regard to holding period, if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in the general market, economic or financial conditions.

Additional Information

         Net Asset Value. The Funds determine net asset value of each class of their shares once daily as of the close of business on the NYSE on each day during which the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Net asset value is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent.

         Shareholder Services. Each Acquiring Fund offers a number of shareholder services and investment plans designed to facilitate investment in shares of the Fund. In addition, U.S. shareholders of each class of shares of an Acquiring Fund have an exchange privilege with certain other funds utilizing the Merrill Lynch Select PricingSM System. This exchange privilege applies to over 55 Merrill Lynch mutual funds. Shareholder services available to shareholders of a Target Fund are generally the same as the shareholder services of an Acquiring Fund except that its shareholders have an exchange privilege with certain other Mercury mutual funds. This exchange privilege applies to approximately 10 Mercury mutual funds. For a description of these services with respect to each Acquiring Fund, see "Shareholder Services" in the ML Large Cap Statement.

         Custodian. Brown Brothers Harriman & Co. ("Brown Brothers") acts as custodian of the cash and securities of each Fund and Large Cap Trust. The principal business address of Brown Brothers in such capacity is 40 Water Street, Boston, Massachusetts 02109-3661. It is expected that Brown Brothers will serve as the custodian of the Combined Funds.

         Accounting Services. ML Large Cap, Mercury Large Cap and Large Cap Trust have entered into an agreement with State Street Bank and Trust Company ("State Street"), 500 College Road East, Princeton, New Jersey 08540, effective January 1, 2001, pursuant to which State Street provides certain accounting services to each Fund and Large Cap Trust. Each Fund and Large Cap Trust pay a fee for these services. Prior to January 1, 2001, FAM provided accounting services to the Funds and Large Cap Trust at its cost in connection with such services. Each Fund and Large Cap Trust reimbursed FAM for the cost of these services. FAM continues to provide certain accounting services to the Funds and Large Cap Trust, and the Funds and Large Cap Trust reimburse FAM for these services.

         The table below shows the amounts paid by Large Cap Trust to State Street and to FAM for the periods indicated:


                                                                                        Large Cap Trust
                                                                                        ---------------
Period                                                                   Paid to State Street*        Paid to FAM
------
Fiscal year ended October 31, 2002                                             $583,097                 $53,700
Fiscal year ended October 31, 2001                                            $449,197**                $178,985
December 22, 1999+ to October 31, 2000                                            N/A                   $81, 829

-----------------
*        For providing services to Large Cap Trust, the Acquiring Funds and the Target Funds.
**       Represents payments pursuant to the Agreement with State Street effective January 1, 2001.
+        Commencement of operations.

         The tables below show the amounts paid by each Acquiring Fund to State Street and to FAM for the periods indicated:


                                                                                           ML Growth
                                                                                        ---------------
Period                                                                   Paid to State Street*        Paid to FAM
------
Fiscal year ended October 31, 2002                                                $0                       $0
Fiscal year ended October 31, 2001                                                $0*                     $566
December 22, 1999+ to October 31, 2000                                            N/A                    $2,120

                                                                                           ML Value
                                                                                        ---------------
                                                                         Paid to State Street         Paid to FAM
Fiscal year ended October 31, 2002                                                $0                       $0
Fiscal year ended October 31, 2001                                                $0*                     $424
December 22, 1999+ to October 31, 2000                                            N/A                    $2,120


                                                                                            ML Core
                                                                                        ---------------
                                                                         Paid to State Street         Paid to FAM
Fiscal year ended October 31, 2002                                                $0                       $0
Fiscal year ended October 31, 2001                                                $0*                     $566
December 22, 1999+ to October 31, 2000                                            N/A                    $2,120

-----------------
* Represents payments pursuant to the Agreement with State Street effective
January 1, 2001. + Commencement of operations.

         The tables below show the amounts paid by each Target Fund to State Street and to FAM for the periods indicated:


                                                                                        Mercury Growth
                                                                                        ---------------
Period                                                                   Paid to State Street*        Paid to FAM
------
Fiscal year ended October 31, 2002                                                $0                       $0
Fiscal year ended October 31, 2001                                                $0*                     $566
December 22, 1999+ to October 31, 2000                                            N/A                    $2,120

                                                                                         Mercury Value
                                                                                        ---------------
                                                                         Paid to State Street         Paid to FAM
Fiscal year ended October 31, 2002                                                $0                       $0
Fiscal year ended October 31, 2001                                                $0*                     $424
December 22, 1999+ to October 31, 2000                                            N/A                    $2,120

                                                                                         Mercury Core
                                                                                        ---------------
                                                                         Paid to State Street         Paid to FAM
Fiscal year ended October 31, 2002                                                $0                       $0
Fiscal year ended October 31, 2001                                                $0*                     $566
December 22, 1999+ to October 31, 2000                                            N/A                    $2,120

-----------------
* Represents payments pursuant to the Agreement with State Street effective
January 1, 2001. + Commencement of operations.

         Transfer Agent, Dividend Disbursing Agent and Shareholder Servicing Agent. Financial Data Services, Inc. ("FDS"), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, an affiliate of FAM, serves as the transfer agent, dividend disbursing agent and shareholder servicing agent with respect to each Fund (in such capacity, the "Transfer Agent"), at the same fee schedule, pursuant to a separate Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement") with each Fund. Each Acquiring Fund currently pays between $16.00 and $20.00 for each Class A or Class D shareholder account, between $19.00 and $23.00 for each Class B or Class C shareholder account, depending on the level of service required, and $16.00 for each Class R shareholder account. Each Target Fund currently pays between $16.00 and $20.00 for each Class A shareholder account and between $19.00 and $23.00 for each Class B or Class C shareholder account, depending on the level of service required. Each Fund also reimburses the Transfer Agent's reasonable out-of-pocket expenses and pays a fee of 0.10% of account assets for certain accounts that participate in certain fee-based programs. The mailing address for FDS is P.O. Box 45289, Jacksonville, Florida 32232-5289. FDS will serve as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Combined Funds.

         The tables below show the amounts paid by the Acquiring Funds and the Target Funds to the Transfer Agent for the periods indicated:


                                                                                  Transfer Agency Fees

                                                   For the Year      For the Year          For the Period December 22,
                                                   Ended October   Ended October 31,               1999+
                                                     31, 2002            2001*              to October 31, 2000*

ML Growth                                            $430,556           $179,047                   $1,241
ML Value                                             $546,700           $243,783                   $1,879
ML Core                                              $950,547           $349,771                   $1,260
------------
*    During the periods shown, each Fund paid fees to the Transfer Agent at lower rates than the ones currently in effect. If the current rates were in effect for the periods shown the fees paid by the Funds to the
     Transfer Agent may have been higher.
+    Commencement of operations.



                                                                                 Transfer Agency Fees*


                                                   For the Year      For the Year          For the Period December 22,
                                                   Ended October   Ended October 31,               1999+
                                                     31, 2002             2001              to October 31, 2000

Mercury Growth                                        $1,840              $324                     $1,340
Mercury Value                                         $5,668             $1,783                    $3,251
Mercury Core                                          $5,427             $1,461                    $1,850

------------
*    During the periods shown, each Fund paid fees to the Transfer Agent at lower rates than the ones currently in effect. If the current rates were in effect for the periods shown the fees paid by the Funds to the
     Transfer Agent may have been higher.
+    Commencement of operations.


         Capital Stock. ML Large Cap is authorized to issue 3,000,000,000 shares of common stock, par value $0.10 per share, of which each Acquiring Fund is authorized to issue 700,000,000 shares divided into five classes, designated Class A, Class B, Class C, Class D and Class R; Class A, Class C and Class D shares of each Acquiring Fund consist of 100,000,000 authorized shares and Class B shares and Class R shares of each Acquiring Fund each consist of 200,000,000 authorized shares. Mercury Large Cap is authorized to issue 3,000,000,000 shares of common stock, par value $0.10 per share, of which each Target Fund is authorized to issue 500,000,000 shares divided into four classes. Class I, Class A and Class C each consist of 100,000,000 authorized shares and Class B shares consist of 200,000,000 authorized shares.

         Shareholder Inquiries. Shareholder inquiries with respect to the Funds may be addressed to the Funds by telephone at (609) 282-2800 or at the address set forth on the cover page of this Proxy Statement and Prospectus.


                         THE TARGET FUND ACQUISITIONS

General

         Under each Agreement and Plan (a copy of a form of Agreement and Plan of Reorganization is attached hereto as Exhibit I), an Acquiring Fund will acquire substantially all of the assets of a Target Fund (consisting primarily of all of the Target Fund's shares of the corresponding Portfolio of Large Cap Trust) and assume substantially all of the liabilities of such Target Fund in exchange solely for shares of such Acquiring Fund. The shares of an Acquiring Fund received by a Target Fund will then be distributed on a proportionate basis to the shareholders of such Target Fund in return for such shareholders' proportional interests in such Target Fund. The shares of an Acquiring Fund received by Target Fund shareholders will be of the same class (except that holders of Class A shares of Mercury Core and Mercury Value will receive Class D shares of ML Core and ML Value, respectively, and holders of Class I shares and Class A shares of Mercury Growth will receive Class A shares and Class D shares of ML Growth, respectively) and have the same aggregate net asset value as such shareholders' interest in such Target Fund as of the Valuation Time (as defined below). See "Your Account--How Shares are Priced" in the ML Large Cap Prospectus for information concerning the calculation of net asset value.

         Shares of an Acquiring Fund that you receive in a Target Fund Acquisition will be subject to the same distribution fees, account maintenance fees and sales charges (including CDSCs applicable to a particular class) as shares of the Target Fund that you hold immediately prior to the Closing Date.

         The distribution of shares of an Acquiring Fund will be accomplished by the opening of new shareholder accounts on the stock ledger records of such Acquiring Fund in the amounts due the shareholders of the applicable Target Fund, based on their respective holdings in such Target Fund as of the Valuation Time, including shareholders holding Target Fund shares in certificated form, and transferring to each shareholder's account shares of such Acquiring Fund representing such shareholder's interest previously credited to the account of such Target Fund. Shareholders holding Target Fund shares in certificated form may receive certificates representing the shares of the applicable Acquiring Fund credited to their account in respect of such Target Fund shares by sending certificates to the Transfer Agent accompanied by a written request for such exchange.

         Since Acquiring Fund shares will be issued at net asset value and Target Fund shares will be valued at net asset value for purposes of a Target Fund Acquisition, the shareholders of each Fund will not be diluted on a net asset value basis as a result of such Target Fund Acquisition. However, a shareholder of Target Fund or an Acquiring Fund will hold a lower percentage of ownership in the applicable Combined Fund than such shareholder held in such Target Fund or such Acquiring Fund, respectively, immediately prior to the applicable Target Fund Acquisition.

         Upon a Target Fund's receipt and distribution of shares of an Acquiring Fund, such Target Fund will be terminated as a series of Mercury Large Cap. In the event the Core Acquisition, the Growth Acquisition and the Value Acquisition are completed, Mercury Large Cap will be (i) deregistered as an investment company under the 1940 Act and (ii) dissolved under state law.

Procedure

         On December 18, 2002, the Boards of ML Large Cap, Mercury Large Cap and Large Cap Trust, including all of the Board Members who are not "interested persons" of ML Large Cap, Mercury Large Cap and Large Cap Trust, respectively, as defined in the 1940 Act, approved each Agreement and Plan. The Board of Mercury Large Cap also approved the submission of the applicable Agreement and Plan to Target Fund shareholders for approval.

         If the shareholders of a Target Fund approve the applicable Target Fund Acquisition at the applicable Meeting, all required regulatory approvals are obtained and certain conditions are either satisfied or waived, it is presently anticipated that such Target Fund Acquisition will take place during the first or second calendar quarter of 2003.

         The Board of Mercury Large Cap recommends that (i) Mercury Core shareholders approve the Core Agreement and Plan, (ii) Mercury Growth shareholders approve the Growth Agreement and Plan, and (iii) Mercury Value shareholders approve the Value Agreement and Plan.

Terms of the Agreement and Plan

         The following is a summary of the significant terms of each Agreement and Plan. This summary is qualified in its entirety by reference to the form of Agreement and Plan of Reorganization, a copy of which is attached hereto as
Exhibit I.

         Valuation of Assets. The assets of each Acquiring Fund will be valued as of the close of business on the NYSE on the business day immediately preceding the Closing Date (each, a "Valuation Time") according to the procedures described in the ML Large Cap Statement. These procedures are identical to those used by each Target Fund to value its assets. Purchase orders for shares of a Target Fund which have not been confirmed as of the Valuation Time will be treated as assets of such Target Fund for purposes of the applicable Target Fund Acquisition.

         Distribution of Shares of the Acquiring Funds. As soon as practicable after the applicable Closing Date, Mercury Core, Mercury Growth and Mercury Value will liquidate and distribute the shares of ML Core, ML Growth and ML Value, respectively, received pro rata to their shareholders in exchange for such shareholders' proportional interests in Mercury Core, Mercury Growth, and Mercury Value, respectively. Acquiring Fund shares received by Target Fund shareholders will be of the same class (except that holders of Class A shares of Mercury Core and Mercury Value will receive Class D shares of ML Core and ML Value, respectively, and holders of Class I shares and Class A shares of Mercury Growth will receive Class A shares and Class D shares of ML Growth, respectively) and have the same aggregate net asset value as such shareholders' interest in such Target Fund as of the Valuation Time. No Acquiring Fund will issue any Class R Shares in connection with any Target Fund Acquisition. Generally, the liquidation and distribution will be accomplished by opening new accounts on the books of an Acquiring Fund in the names of the shareholders of the applicable Target Fund and transferring to those shareholders' accounts the shares of the Acquiring Fund representing such shareholders' interest previously credited to the account of the applicable Target Fund.

         No sales charge or fee of any kind will be charged to Target Fund shareholders in connection with their receipt of Acquiring Fund shares in any Target Fund Acquisition.

         Expenses. The expenses of the Target Fund Acquisitions that are directly attributable to the Target Funds will be borne by FAM. These expenses are expected to include the expenses incurred in preparing, printing and mailing the proxy materials to be utilized in connection with the Meetings and the expenses related to the solicitation of proxies to be voted at such Meetings. The expenses of the Target Fund Acquisitions that are directly attributable to the Acquiring Funds will be borne by FAM. These expenses are expected to include the costs of printing sufficient copies of its prospectus and any supplements thereto, and their most recent Annual Reports to accompany this Proxy Statement and Prospectus. Certain additional expenses of each Target Fund Acquisition, including, but not limited to, expenses incurred in connection with obtaining an opinion of counsel with respect to the tax consequences of the applicable Target Fund Acquisition, the preparation of the applicable Agreement and Plan, legal fees, transfer agent fees and audit fees will be borne by FAM on behalf of each Target Fund and each Acquiring Fund.

         Required Approvals. As previously stated, completion of each Target Fund Acquisition is conditioned upon, among other things, the approval of the applicable Target Fund Acquisition by the Boards of ML Large Cap, Mercury Large Cap and Large Cap Trust and the satisfaction of certain other conditions. In addition, shareholder approval of an Agreement and Plan in connection with a Target Fund Acquisition requires the affirmative vote of Target Fund shareholders representing a majority of all of the shares of such Target Fund represented in person or by proxy and entitled to be voted thereon at the applicable Meeting. All Target Fund shares will vote together as a single class in approving or disapproving the applicable Agreement and Plan. The failure of any Target Fund Acquisition to receive the required Board approvals, shareholder approvals, regulatory approvals or legal opinions will not affect the consummation of any other Target Fund Acquisition.

         Deregistration, Liquidation, Termination and Dissolution. Following an Acquiring Fund's acquisition of substantially all of a Target Fund's assets and assumption of substantially all of a Target Fund's liabilities, the applicable Target Fund will be terminated as series of Mercury Large Cap. In the event the Core Acquisition, the Growth Acquisition and the Value Acquisition are completed, Mercury Large Cap will (i) file Form N-8F with the Commission to terminate its registration as an investment company under the 1940 Act and (ii) file Articles of Dissolution with the Maryland State Department of Assessments and Taxation to terminate its incorporation under Maryland law.

         Amendments and Conditions. Each Agreement and Plan may be amended at any time prior to the applicable Closing Date with respect to any of the terms contained therein only by agreement of all the parties to such Agreement and Plan. The obligations of Mercury Large Cap, ML Large Cap and Large Cap Trust pursuant to the applicable Agreement and Plan are subject to various conditions, including a registration statement on Form N-14 becoming effective, approval of the Target Fund Acquisition by the shareholders of the applicable Target Fund, an opinion of counsel being received with respect to certain tax matters, and the continuing accuracy of various representations and warranties being confirmed by the respective parties.

         Termination, Postponement and Waivers. Each Agreement and Plan may be terminated, and the Target Fund Acquisition abandoned at any time, whether before or after approval thereof by Target Fund shareholders, prior to the applicable Closing Date, or such Closing Date may be postponed by notice in writing prior to such Closing Date: (i) by mutual consent of the Boards of ML Large Cap, Mercury Large Cap and Large Cap Trust, (ii) by the Board of Mercury Large Cap if any condition to the obligations of Mercury Large Cap or the applicable Target Fund has not been fulfilled or waived by such Board, or
(iii) by the Board of ML Large Cap if any condition to the obligations of ML Large Cap or the applicable Acquiring Fund has not been fulfilled or waived by such Board.

Potential Benefits to Shareholders as a Result of the Target Fund Acquisition

         FAM believes that the Target Fund Acquisitions will benefit the shareholders of each Target Fund and each Acquiring Fund. For Target Fund shareholders, following a Target Fund Acquisition, shareholders of the applicable Target Fund will remain invested in a diversified, open-end fund with no changes to its current investment objectives and policies and investment advisory arrangements. In addition, after each Target Fund Acquisition, certain fixed costs, such as printing shareholder reports, legal expenses, audit fees, registration fees, mailing costs and other expenses, would be spread across the substantially larger asset base of the applicable Combined Fund. As a result, even with the above-referenced contractual fee waiver/expense reimbursement agreement, the pro forma total operating expense ratios for the Combined Core Fund and the Combined Growth Fund are expected to be substantially lower than the total operating expense ratios for Mercury Core and Mercury Growth, respectively. The contractual fee waiver/expense reimbursement agreement for Mercury Core and Mercury Growth will be terminated after October 31, 2003. In addition, the operating expense ratio for each Combined Fund (on a pro forma basis) is expected to be slightly lower than the total operating expense ratio for the applicable Acquiring Fund.

         With respect to the Value Acquisition, taking the above-referenced contractual fee waiver/expense reimbursement agreement into effect, the total operating expense ratio for Class A, Class C and Class D shares of the Combined Value Fund is expected to be substantially lower than the total operating expense ratio for Class I, Class C and Class A shares of Mercury Value, respectively. Assuming the Value Acquisition had taken place on October 31, 2002, the pro forma total operating expense ratio for Class B shares of the Combined Value Fund would have been 1.20% lower than the total operating expense ratio for Class B shares of Mercury Value (assuming the contractual fee waiver/expense reimbursement agreement was not in effect). However, the pro forma total operating expense ratio for Class B shares of the Combined Value Fund would have been 0.32% higher than the total operating expense ratio for Class B shares of Mercury Value had the Value Acquisition taken place on October 31, 2002 due to the contractual fee waiver/expense reimbursement agreement for Mercury Value and because Mercury Value did not accrue a portion of the Class B distribution fee during the fiscal year ended October 31, 2002. The contractual fee waiver/expense reimbursement agreement for Mercury Value will be terminated after October 31, 2003. There can be no assurance that Mercury Value will not accrue all of the Class B distribution fee in the future.

         The following tables set forth the net assets for each Fund as of its last two fiscal year ends.


                 Mercury Core                                       ML Core
     -----------------------------------------   ---------------------------------------
            Date                   Net Assets           Date                Net Assets
     ----------------------       ------------   ----------------------  ---------------
     As of October 31, 2002       $13,881,525    As of October 31, 2002   $859,085,433

     As of October 31, 2001        $4,957,288    As of October 31, 2001   $407,545,825



                 Mercury Growth                                  ML Growth
     -----------------------------------------   ---------------------------------------
            Date                   Net Assets           Date                Net Assets
     ----------------------       ------------   ----------------------  ---------------
     As of October 31, 2002        $1,050,948    As of October 31, 2002   $184,460,707

     As of October 31, 2001          $819,289    As of October 31, 2001   $147,739,384




                 Mercury Value                                   ML Value
     -----------------------------------------   ---------------------------------------
            Date                   Net Assets           Date                Net Assets
     ----------------------       ------------   ----------------------  ---------------
     As of October 31, 2002     $3,229,044       As of October 31, 2002   $383,292,212
     As of October 31, 2001     $2,533,905       As of October 31, 2001   $325,344,713


         As shown above, each Target Fund has a relatively small asset base. FAM does not believe that the Target Funds will be able to grow to an economically viable size in the foreseeable future. FAM currently caps the fees of each share class of the Target Funds pursuant to the above-described contractual arrangement between FAM and Mercury Large Cap. It is currently the opinion of FAM that it would not be in the best interests of the Target Funds or their shareholders to continue to operate the Target Funds as stand-alone feeder funds given their current size. Rather than having separate feeder funds for each Portfolio of Large Cap Trust, FAM believes that Target Fund shareholders would benefit from the economies of scale that the applicable Combined Fund could achieve.

         Based on the foregoing, the Boards of ML Large Cap, Mercury Large Cap and Large Cap Trust concluded that each Target Fund Acquisition presents no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In approving the Target Fund Acquisitions, the Boards of ML Large Cap, Mercury Large Cap and Large Cap Trust considered various alternatives, including liquidating the Target Funds or continuing to operate the Target Funds with their current investment objective and policies, and concluded that the Target Fund Acquisitions presented the best option. The Boards of ML Large Cap, Mercury Large Cap and Large Cap Trust determined that the interests of the existing shareholders of each Target Fund and each Acquiring Fund would not be diluted on a net asset value basis as a result of the Target Fund Acquisitions and that the Target Fund Acquisitions were in the best interests of each such fund.

Tax Consequences of the Target Fund Acquisition

         It is intended that Target Fund shareholders will not be subject to Federal income tax on the receipt of Acquiring Fund shares pursuant to the Target Fund Acquisitions. Target Fund shareholders should consult their tax advisers as to the consequences of redeeming or exchanging their Fund shares for shares of another Mercury Fund prior to the Target Fund Acquisition as compared with exchanging their shares in the Target Fund Acquisition. Under normal circumstances, a redemption or exchange of shares will generally result in a gain or loss depending on the shareholder's basis in the shares redeemed or exchanged.

         Shareholders should consult their tax advisers regarding the effect of the Target Fund Acquisitions in light of their individual circumstances. As the following relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state and local tax consequences of the Target Fund Acquisitions.

         General. Each Target Fund Acquisition has been structured with the intention that it will qualify for Federal income tax purposes as a tax-free reorganization. Each Fund has elected and qualified since inception for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"), and ML Core, ML Growth and ML Value intend to continue to so qualify after their respective Target Fund Acquisitions. The Core Portfolio, the Growth Portfolio and the Value Portfolio of Large Cap Trust, likewise, have been managed to meet the requirements for special tax treatment afforded RICs under the Code as if such requirements applied at the Portfolio/Trust level and intend to continue to meet such requirements after any Target Fund Acquisition involving their respective feeder funds. The Funds shall have received an opinion of Sidley Austin Brown & Wood LLP, in connection with their respective Target Fund Acquisitions, to the effect that for Federal income tax purposes: (i) an Acquiring Fund's acquisition of substantially all of a Target Fund's assets (consisting primarily of all of the Target Fund's shares of the corresponding Portfolio of FAM Trust) and such Acquiring Fund's assumption of substantially all of the respective Target Fund's liabilities in exchange solely for shares of such Acquiring Fund as provided in the applicable Agreement and Plan will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and each Target Fund and each Acquiring Fund will each be deemed to be a "party" to the applicable Target Fund Acquisition within the meaning of
Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to a Target Fund as a result of the Acquiring Fund's acquisition of substantially all of such Target Fund's assets solely in exchange for shares of the Acquiring Fund or on the distribution of the Acquiring Fund shares to the respective Target Fund shareholders under
Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to an Acquiring Fund on its receipt of substantially all of a Target Fund's assets in exchange for such Acquiring Fund shares; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of a Target Fund on the receipt of shares of the respective Acquiring Fund in exchange for their shares of the Target Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the assets that were acquired by an Acquiring Fund from the respective Target Fund (consisting primarily of all of the Target Fund's shares of the applicable Portfolio of Large Cap Trust) in the hands of the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the consummation of the Target Fund Acquisition; (vi) in accordance with Section 358 of the Code, immediately after a Target Fund Acquisition, the tax basis of the shares of the respective Acquiring Fund received by the shareholders of the applicable Target Fund (including fractional shares to which they may be entitled) will be equal to the tax basis of the shares of the Target Fund surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the shares of an Acquiring Fund acquired in a Target Fund Acquisition (including fractional shares to which he or she may be entitled) will be determined by including the period for which such shareholder held the shares of the Target Fund exchanged therefor, provided, that such Target Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, an Acquiring Fund's holding period with respect to the assets that were acquired from a Target Fund will include the period for which such assets were held by the Target Fund; and (ix) the taxable year of a Target Fund will end on the Closing Date, and pursuant to Section 381(a) of the Code and regulations thereunder, an Acquiring Fund will succeed to and take into account certain attributes of the respective Target Fund, such as earnings and profits, capital loss carryovers and method of accounting.

         Under Section 381(a) of the Code, an Acquiring Fund will succeed to and take into account certain tax attributes of the respective Target Fund, including but not limited to, earnings and profits, any net operating loss carryovers, any capital loss carryovers and method of accounting. The Code, however, contains special limitations with regard to the use of net operating losses, capital losses and other similar items in the context of certain reorganizations, including a tax-free reorganization pursuant to Section 368(a)(1)(C) of the Code, which would reduce the benefit of these attributes to the Acquiring Fund. As of September 30, 2002, each Target Fund and each Acquiring Fund had significant net realized capital losses and significant net unrealized capital losses. After the Target Fund Acquisitions, the amount of available tax loss carry forwards per share of the Combined Funds will be higher than the current amount per share of the applicable Target Fund. Subject to certain limitations, the Combined Funds may be able to use such capital losses to offset realized capital gains.

         Status as a Regulated Investment Company. Each Fund has qualified for the special tax treatment afforded regulated investment companies ("RICs") under the Code. ML Core, ML Growth and ML Value intend to continue to so qualify after their respective Target Fund Acquisitions. The Core Portfolio, the Growth Portfolio and the Value Portfolio of Large Cap Trust, likewise, have been managed to meet the requirements for the special tax treatment afforded RICs under the Code as if such requirements applied at the Portfolio/Trust level and each such Portfolio intends to continue to meet these requirements after any Target Fund Acquisition involving its feeder funds.

Appraisal Rights

         No Target Fund shareholders are entitled to appraisal rights in connection with the Target Fund Acquisitions.

Capitalization

         The following tables set forth, as of October 31, 2002: (i) the capitalization of Mercury Core, (ii) the capitalization of ML Core and (iii) the pro forma capitalization of the Combined Core Fund as adjusted to give effect to the Core Acquisition.


                                            Capitalization of ML Core and Mercury Core and
                         Pro Forma Capitalization of the Combined Core Fund as of October 31, 2002 (unaudited)

                                                                        ML Core

                                           Class A            Class B             Class C            Class D
                                           -------            -------             -------            -------

Total Net Assets:                     $  214,952,692     $  329,121,447      $  178,459,522      $  136,551,772
Shares Outstanding:                       25,881,345         40,796,410          22,121,738          16,555,036
  Net Asset Value
  Per Share:                          $         8.31     $         8.07      $         8.07      $         8.25


                                                                     Mercury Core

                                          Class I*            Class B             Class C            Class A
                                          --------            -------             -------            -------

Total Net Assets:                            --          $    2,647,280      $     606,285       $   10,627,960
Shares Outstanding:                          --                 362,566             83,572            1,433,477
  Net Asset Value
  Per Share:                                 --          $         7.30      $        7.25       $         7.41


                                                                  Combined Core Fund

             Adjusted**                    Class A            Class B             Class C            Class D
             ----------                    -------            -------             -------            -------

Total Net Assets:                     $   214,952,692    $   331,768,727     $  179,065,807      $  147,179,732
Shares Outstanding:                        25,881,345         41,111,366         22,189,071          17,839,968
  Net Asset Value
  Per Share:                          $          8.31    $          8.07     $         8.07      $         8.25

---------------------
* All outstanding Class I Shares of Mercury Core were redeemed on January 10, 2002.

** Total Net Assets and Net Asset Value Per Share include the aggregate value of the net assets of ML Core as of October 31, 2002 and the aggregate value of the assets of Mercury Core that would have been transferred to the Combined Core Fund had the Core Acquisition taken place on October 31,
    2002. The data does not take into account the actual number of shares that would have been issued. No assurance can be given as to how many shares of ML Core will be distributed to Mercury Core shareholders on the date such transfer of assets takes place, and the foregoing should not be relied upon to reflect the number of shares of ML Core that actually will be received on or after such date.

                  The following tables set forth, as of October 31, 2002: (i) the capitalization of Mercury Growth, (ii) the capitalization of ML Growth and
(iii) the pro forma capitalization of the Combined Growth Fund as adjusted to give effect to the Growth Acquisition.


                                            Capitalization of ML Growth and Mercury Growth and
                        Pro Forma Capitalization of the Combined Growth Fund as of October 31, 2002 (unaudited)

                                                                       ML Growth

                                           Class A            Class B             Class C            Class D
                                           -------            -------             -------            -------

Total Net Assets:                     $  31,988,535      $   83,726,436      $  52,871,475       $  15,874,261
Shares Outstanding:                       4,969,548          13,386,314          8,462,220           2,485,015
  Net Asset Value
  Per Share:                          $        6.44      $         6.25      $        6.25       $        6.39


                                                                    Mercury Growth

                                           Class I            Class B             Class C            Class A
                                           -------            -------             -------            -------

Total Net Assets:                     $         167      $     813,261       $       63,350      $     174,170
Shares Outstanding:                              30            144,426               11,195             30,494
  Net Asset Value
  Per Share:                          $        5.57      $        5.63       $         5.66      $        5.71


                                                                 Combined Growth Fund

             Adjusted*                     Class A            Class B             Class C            Class D
             ---------                     -------            -------             -------            -------

Total Net Assets:                     $   31,988,702     $  84,539,697       $  52,934,825       $  16,048,431
Shares Outstanding:                        4,967,190        13,526,352           8,469,572           2,511,492
  Net Asset Value
  Per Share:                          $         6.44     $        6.25       $        6.25       $        6.39

---------------------

* Total Net Assets and Net Asset Value Per Share include the aggregate value of the net assets of ML Growth as of October 31, 2002 and the aggregate value of the assets of Mercury Growth that would have been transferred to the Combined Growth Fund had the Growth Acquisition taken place on October
    31, 2002. The data does not take into account the actual number of shares that would have been issued. No assurance can be given as to how many shares of ML Growth will be distributed to Mercury Growth shareholders on the date such transfer of assets takes place, and the foregoing should not be relied upon to reflect the number of shares of ML Growth that actually will be received on or after such date.

         The following tables set forth, as of October 31, 2002: (i) the capitalization of Mercury Value, (ii) the capitalization of ML Value and (iii) the pro forma capitalization of the Combined Value Fund as adjusted to give effect to the Value Acquisition.


                                                      Capitalization of ML Value and Mercury Value and
                        Pro Forma Capitalization of the Combined Value Fund as of October 31, 2002 (unaudited)

                                                                       ML Value

                                           Class A            Class B             Class C            Class D
                                           -------            -------             -------            -------

Total Net Assets:                     $   66,753,997     $  174,623,470      $   95,894,506      $  46,020,239
Shares Outstanding:                        6,539,705         17,586,356           9,659,200          4,540,301
  Net Asset Value
  Per Share:                          $        10.21     $         9.93      $         9.93      $       10.14


                                                                     Mercury Value

                                          Class I*            Class B             Class C            Class A
                                          -------             -------             -------            -------

Total Net Assets:                            --          $    2,559,440      $      442,745      $     226,859
Shares Outstanding:                          --                 261,799              45,819             23,109
  Net Asset Value
  Per Share:                                 --          $         9.78      $         9.66      $        9.82


                                                                  Combined Value Fund

             Adjusted**                    Class A            Class B             Class C            Class D
             ----------                    -------            -------             -------            -------

Total Net Assets:                     $   66,753,997     $  177,182,910      $   96,337,251      $  46,247,098
Shares Outstanding:                        6,539,705         17,843,193           9,701,637          4,560,858
  Net Asset Value
  Per Share:                          $        10.21     $         9.93      $         9.93      $       10.14

---------------------
* All outstanding Class I Shares of Mercury Value were redeemed January 10, 2002.

** Total Net Assets and Net Asset Value Per Share include the aggregate value of the net assets of ML Value as of October 31, 2002 and the aggregate value of the assets of Mercury Value that would have been transferred to the Combined Value Fund had the Value Acquisition taken place on October 31, 2002. The data does not take into account the actual number of shares that would have been issued. No assurance can be given as to how many shares of ML Value will be distributed to Mercury Value shareholders on the date such transfer of assets takes place, and the foregoing should not be relied upon to reflect the number of shares of ML
     Value that actually will be received on or after such date.

                      INFORMATION CONCERNING THE MEETINGS

Date, Time and Place of Meetings

         The Meetings for Mercury Core, Mercury Growth and Mercury Value will be held on April 4, 2003, at the offices of FAM, 800 Scudders Mill Road, Plainsboro, New Jersey at [ ] [a.m.], [ ] [a.m.] and [ ] [a.m.], respectively, Eastern time.

Solicitation, Revocation and Use of Proxies

         A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise (unless the proxy states that it is irrevocable and it is coupled with an interest) by executing a superseding proxy or by submitting a notice of revocation to the Secretary of ML Large Cap. Although mere attendance at a Meeting will not revoke a proxy, a shareholder present at such Meeting may withdraw his or her proxy and vote in person.

         All shares represented by properly executed proxies, unless such proxies previously have been revoked, will be voted at the applicable Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" the approval of the (i) the Core Agreement and Plan, (ii) the Growth Agreement and Plan, or
(iii) the Value Agreement and Plan, as applicable.

         It is not anticipated that any matters other than the adoption of the applicable Agreement and Plan will be brought before each Meeting. If, however, any other business properly is brought before a Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

         Only holders of record of shares of a Target Fund at the close of business on January 31, 2003 (the "Record Date") are entitled to vote at the applicable Meeting or any adjournment thereof. At the close of business on the Record Date, there were ________ shares of Mercury Core, ________ shares of Mercury Growth and ________ shares of Mercury Value issued and outstanding and entitled to vote.

Security Ownership of Certain Beneficial and Registered Owners and Management of the Target Funds and the Acquiring Funds

         [To the knowledge of Mercury Large Cap, except as set forth in
Exhibit II to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of any class of Mercury Core's outstanding shares as of the Record Date.]

         [To the knowledge of Mercury Large Cap, except as set forth in
Exhibit II to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of any class of Mercury Growth's outstanding shares as of the Record Date.]

         [To the knowledge of Mercury Large Cap, except as set forth in
Exhibit II to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of any class of Mercury Value's outstanding shares as of the Record Date.]

         [At the Record Date, the Board Members and officers of Mercury Large Cap as a group (11 persons) owned an aggregate of less than 1% of the outstanding shares of Mercury Core and owned less than 1% of the outstanding shares of common stock of ML & Co.]

         [At the Record Date, the Board Members and officers of Mercury Large Cap as a group (11 persons) owned an aggregate of less than 1% of the outstanding shares of Mercury Growth and owned less than 1% of the outstanding shares of common stock of ML & Co.]

         [At the Record Date, the Board Members and officers of Mercury Large Cap as a group (11 persons) owned an aggregate of less than 1% of the outstanding shares of Mercury Value and owned less than 1% of the outstanding shares of common stock of ML & Co.]

         [To the knowledge of ML Large Cap, except as set forth in Exhibit II to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of any class of ML Core's outstanding shares as of the Record Date.]

         [To the knowledge of ML Large Cap, except as set forth in Exhibit II to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of any class of ML Growth's outstanding shares as of the Record Date.]

         [To the knowledge of ML Large Cap, except as set forth in Exhibit II to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of any class of ML Value's outstanding shares as of the Record Date.]

         [At the Record Date, the Board Members and officers of ML Large Cap as a group (11 persons) owned an aggregate of less than 1% of the outstanding shares of ML Core and owned less than 1% of the outstanding shares of common stock of ML & Co.]

         [At the Record Date, the Board Members and officers of ML Large Cap as a group (11 persons) owned an aggregate of less than 1% of the outstanding shares of ML Growth and owned less than 1% of the outstanding shares of common stock of ML & Co.]

         [At the Record Date, the Board Members and officers of ML Large Cap as a group (11 persons) owned an aggregate of less than 1% of the outstanding shares of ML Value and owned less than 1% of the outstanding shares of common stock of ML & Co.]

Voting Rights and Required Vote

         For purposes of this Proxy Statement and Prospectus, each share of each class of a Target Fund is entitled to one vote. Assuming a quorum is present at a Meeting, shareholder approval of an Agreement and Plan requires the affirmative vote of Target Fund shareholders representing a majority of all of the shares of such Target Fund represented in person or by proxy and entitled to be voted thereon at such Meeting. Shareholders of a Target Fund will vote as a single class on the proposal to approve an Agreement and Plan.

         Shareholders of each Target Fund are not entitled to demand the fair value of their shares upon a transfer of assets and will be bound by the terms of the applicable Target Fund Acquisition if the applicable Agreement and Plan is approved at a Meeting. However, any shareholder of such Target Fund may redeem his or her Target Fund shares prior to the Closing Date.

         A quorum for purposes of each Meeting consists of the holders of outstanding shares of each Target Fund, present in person or by proxy, entitled to cast one-third of the votes entitled to be cast. If, by the time scheduled for a Meeting, a quorum of such Target Fund's shareholders is not present or if a quorum is present but sufficient votes in favor of an Agreement and Plan are not received from the shareholders of such Target Fund, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of a majority of the shares of such Target Fund present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such Target Fund.

                            ADDITIONAL INFORMATION

         The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice, and this Proxy Statement and Prospectus and the expenses related to solicitation of proxies to be voted at the Meetings will be borne by FAM. FAM will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to the beneficial owners of shares of such Target Fund and will reimburse certain persons that such Target Fund may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners of shares of such Target Fund. See "The Target Fund Acquisitions--Terms of the Agreement and Plan--Expenses."

         In order to obtain the necessary quorum at each Meeting, a supplementary solicitation of proxies may be made by mail, telephone, telegraph or personal interview by officers of the applicable Target Fund. [FAM has retained __________, __________, __________, __________ __________,
__________, to aid in the solicitation of proxies, at a cost to be borne by FAM.]

         Broker-dealer firms, including Merrill Lynch, holding shares of each Target Fund in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before each Meeting. Broker-dealer firms, including Merrill Lynch, will not be permitted to vote without instructions with respect to the approval of each Agreement and Plan. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has received no instructions and therefore has declined to vote on the non-routine proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. However, abstentions and broker non-votes will have the same effect as a vote against approval of each Agreement and Plan.

         This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which ML Large Cap, Mercury Large Cap and Large Cap Trust have filed with the Commission under the Securities Act and the 1940 Act, to which reference is hereby made.

         ML Large Cap, Mercury Large Cap and Large Cap Trust file reports and other information with the Commission. Reports, proxy statements, registration statements and other information filed by ML Large Cap, Mercury Large Cap and Large Cap Trust can be inspected and copied at the public reference facilities of the Commission at 450 Fifth Street, N.W. in Washington, D.C. 20549. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the ML Large Cap Prospectus, the ML Large Cap Statement, the Mercury Large Cap Prospectus, the Mercury Large Cap Statement, other material incorporated herein by reference, and other information regarding ML Large Cap, Mercury Large Cap and Large Cap Trust.


                               LEGAL PROCEEDINGS

         There are no material legal proceedings to which either the Acquiring Funds, the Target Funds or Large Cap Trust is a party.



                                LEGAL OPINIONS

         Certain tax matters in connection with the Target Fund Acquisitions will be passed upon by Sidley Austin Brown & Wood LLP, 787 Seventh Avenue, New York, New York 10019.


                                    EXPERTS

         The financial highlights of each Acquiring Fund and each Target Fund included in this Proxy Statement and Prospectus have been so included in reliance on the reports of Deloitte & Touche LLP, independent auditors, given on their authority as experts in auditing and accounting. The principal business address of Deloitte & Touche LLP is 750 College Road East, Princeton, New Jersey 08540. Deloitte & Touche LLP will serve as the independent auditors for the Combined Fund after the Target Fund Acquisitions.


                             SHAREHOLDER PROPOSALS

         Mercury Large Cap does not intend to hold annual shareholder meetings. A shareholder proposal intended to be presented at any subsequent meeting of the shareholders of a Target Fund must be received by the applicable Target Fund in a reasonable time before the solicitation relating to such meeting is to be made by the Board of Mercury Large Cap in order to be considered in Mercury Large Cap's proxy statement and form of proxy relating to such meeting. The persons named as proxies in future proxy materials of a Target Fund may exercise discretionary authority with respect to any shareholder proposal presented at any subsequent shareholder meeting if written notice of such proposal has not been received by the applicable Target Fund by a reasonable time before such Target Fund begins to print and mail the proxy solicitation materials to be used in connection with such meetings. Written proposals with regard to a Target Fund should be sent to the Secretary of Mercury Large Cap, 800 Scudders Mill Road, Plainsboro, New Jersey 08536. If a Target Fund Acquisition is approved, the Meeting will be the last meeting for the shareholders of the applicable Target Fund.

                                     By Order of the Board of Directors,


                                     SUSAN B. BAKER
                                     Secretary,
                                     Mercury Large Cap Series Funds, Inc.

                                                                     Exhibit I

                     AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the ____ day of February, 2003, by and among Merrill Lynch Large Cap Series Funds, Inc., a Maryland corporation ("ML Large Cap"), on behalf of Merrill Lynch Large Cap [Name] Fund, a series of ML Large Cap ("ML [Name]"), Mercury Large Cap Series Funds, Inc., a Maryland corporation ("Mercury Large Cap"), on behalf of Mercury Large Cap [Name] Fund, a series of Mercury Large Cap ("Mercury [Name]" and together with ML [Name], the "Funds"), and Master Large Cap Series Trust, a Delaware statutory trust ("Large Cap Trust").

                            PLAN OF REORGANIZATION

         The reorganization will comprise the acquisition by ML [Name] of substantially all of the assets of Mercury [Name] (consisting primarily of all of Mercury [Name]'s beneficial interests in the Large Cap [Name] Portfolio of Large Cap Trust) and the assumption by ML [Name] of substantially all of the liabilities of Mercury [Name], in exchange solely for newly-issued shares of common stock of ML [Name], the subsequent distribution by Mercury [Name] of such shares of common stock of ML [Name] to the stockholders of Mercury [Name], and the termination of Mercury [Name] as a series of Mercury Large Cap, all upon and subject to the terms hereinafter set forth (collectively, the "Reorganization").

         In the course of the Reorganization, shares of common stock of ML [Name] will be distributed to stockholders of Mercury [Name] as follows:
Mercury [Name] will liquidate and distribute the shares of common stock of ML [Name] received by it pro rata to its stockholders in exchange for such stockholders' proportional interests in Mercury [Name]. The shares of ML [Name] received by Mercury [Name] stockholders will be of the same class (except that holders of Class I and Class A shares of Mercury [Name] will receive Class A and Class D shares of ML [Name], respectively) and have the same aggregate net asset value as such stockholders' interest in Mercury [Name] as of the Valuation Time (defined in Section 3(c) herein). The same distribution fees, account maintenance fees and sales charges (including contingent deferred sales charges), if any, shall apply to the shares of ML [Name] that are received in the Reorganization as apply to the shares of beneficial interest of Mercury [Name] that are held as of the Valuation Time. It is intended that the Reorganization described in this Agreement shall constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.

         For ease of reference and clarity of presentation, shares of common stock of ML [Name] and Mercury [Name] and beneficial interests in the Large Cap [Name] Portfolio of Large Cap Trust are referred to herein as "shares;" holders of shares are referred to herein as "shareholders;" the Directors of ML [Name] and Mercury [Name] and the Trustees of Large Cap Trust are referred to herein as "Board Members;" and the Boards of Directors of ML [Name] and Mercury [Name] and Board of Trustees of Large Cap Trust are referred to herein individually as a "Board" and collectively as the "Boards," as the context requires.

         As promptly as practicable after the Closing Date (defined in Section 7 herein), Mercury [Name] shall be terminated as a series of Mercury Large Cap in accordance with the laws of State of Maryland.

         Each of ML [Name] and Mercury [Name] is a "feeder" fund that invests all of its assets in the Large Cap [Name] Portfolio of Large Cap Trust. This structure is sometimes called a "master/feeder" structure.

                                   AGREEMENT

         In order to consummate the Reorganization and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, ML Large Cap, on behalf of ML [Name], Mercury Large Cap, on behalf of Mercury [Name], and Large Cap Trust hereby agree as follows:

1. Representations and Warranties of ML Large Cap, on behalf of itself and ML [Name].

         ML Large Cap, on behalf of itself and ML [Name] represents and warrants to, and agrees with, Mercury Large Cap, for the benefit of Mercury [Name], that:

               (a) ML Large Cap is a corporation duly incorporated, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. ML Large Cap has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

               (b) ML Large Cap is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-89389), and such registration has not been revoked or rescinded and is in full force and effect. ML Large Cap has elected and qualified ML [Name] for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify ML [Name] until consummation of the Reorganization and thereafter.

               (c) Mercury [Name] has been furnished with a statement of assets and liabilities and a schedule of investments of ML [Name], each as of October 31, 2002, said financial statements having been audited by Deloitte & Touche LLP, independent auditors. An unaudited statement of assets and liabilities of ML [Name] and an unaudited schedule of investments of ML [Name], each as of the Valuation Time, will be furnished to Mercury [Name] at or prior to the Closing Date for the purpose of determining the number of shares of ML [Name] to be issued to Mercury [Name] pursuant to Section 4 of this Agreement; and each will fairly present the financial position of ML [Name] as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

               (d) Mercury [Name] has been furnished with ML [Name]'s Annual Report to Shareholders for the year ended October 31, 2002, and the financial statements appearing therein fairly present the financial position of ML [Name] as of the date indicated in conformity with generally accepted accounting principles applied on a consistent basis.

               (e) Mercury [Name] has been furnished with the prospectus and statement of additional information of ML [Name], each dated January 14, 2002, and any supplements thereto, and said prospectus and statement of additional information and any supplements thereto do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

               (f) ML Large Cap has full power and authority to enter into and perform its obligations under this Agreement on behalf of itself and ML [Name]. The execution, delivery and performance of this Agreement by ML Large Cap on behalf of itself and ML [Name] have been duly authorized by all necessary action of the Boards of ML Large Cap and Large Cap Trust, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

               (g) There are no material legal, administrative or other proceedings pending or, to the knowledge of ML Large Cap, threatened against it or ML [Name], which assert liability on the part of ML Large Cap or ML [Name] or which materially affect the financial condition or ability of ML Large Cap or ML [Name] to consummate the Reorganization. Neither ML Large Cap nor ML [Name] is charged with nor, to the best of the knowledge of ML Large Cap, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of their respective businesses.

               (h) ML Large Cap is not a party to nor obligated under any provision of its Articles of Incorporation, as amended, or its by-laws, or any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of this Agreement on behalf of ML [Name] or its performance under this Agreement on behalf of itself and ML [Name].

               (i) There are no material contracts outstanding relating to ML [Name] to which ML Large Cap is a party that have not been disclosed in the N-14 Registration Statement (as defined in subsection (l) below) or will not otherwise be disclosed to Mercury [Name] prior to the Valuation Time.

               (j) ML [Name] has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of ML [Name]'s most recent Annual or Semi-Annual Report to Shareholders, and those incurred in connection with the Reorganization. As of the Valuation Time, ML [Name] will advise Mercury [Name] in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time, of ML [Name].

               (k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation of the Reorganization by ML [Name], except such as may be required under the Securities Act of 1933 (the "1933 Act"), the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

               (l) The registration statement filed by ML Large Cap on Form N-14 relating to the shares of ML [Name] to be issued pursuant to this Agreement, which includes the proxy statement of Mercury [Name] and the prospectus of ML Large Cap with respect to the transaction contemplated hereby, and any supplement, or amendment thereto or to the documents therein (collectively, the "N-14 Registration Statement"), on its effective date, at the time of the special shareholders' meeting referred to in Section 6(a) of this Agreement, and at the Closing Date, insofar as it relates to ML [Name], (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection only shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by ML [Name] for use in the N-14 Registration Statement as provided in Section 6(e) of this Agreement.

               (m) ML Large Cap is authorized to issue 3,000,000,000 shares of common stock, par value $0.10 per share, of which ML [Name] is authorized to issue 700,000,000 shares divided into five classes, designated Class A, Class B, Class C, Class D and Class R common stock; Class A, Class C and Class D shares of ML [Name] Common Stock each consist of 100,000,000 authorized shares and Class B shares and Class R shares of ML [Name] Common Stock each consist of 200,000,000 authorized shares; each issued and outstanding share is fully paid and nonassessable and has full voting rights.

               (n) The shares of ML [Name] to be issued to Mercury [Name] pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement against payment of the consideration set forth herein, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of ML [Name] will have any preemptive right of subscription or purchase in respect thereof.

               (o) At or prior to the Closing Date, shares of ML [Name] to be issued to Mercury [Name] for distribution to the shareholders of Mercury [Name] on the Closing Date will be duly qualified for offer and sale to the public in all states of the United States in which the offer and sale of shares of Mercury [Name] presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

               (p) At or prior to the Closing Date, ML Large Cap will have obtained any and all regulatory, Board and other approvals on behalf of ML [Name] necessary for the issuance of ML [Name] shares to Mercury [Name] for distribution to Mercury [Name]'s shareholders.

2. Representations and Warranties of Mercury Large Cap, on behalf of itself and Mercury [Name].

         Mercury Large Cap, on behalf of itself and Mercury [Name], represents and warrants to, and agrees with, ML Large Cap for the benefit of ML [Name], that:

               (a) Mercury Large Cap is a corporation duly incorporated, validly existing and in good standing in conformity with the laws of The State of Maryland, and has the power to own all of its assets and to carry out this Agreement. Mercury Large Cap has all the necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

               (b) Mercury Large Cap is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-09697), and such registration has not been revoked or rescinded and is in full force and effect. Mercury Large Cap has elected and qualified Mercury [Name] for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception, and intends to continue to so qualify Mercury [Name] for its taxable year ending upon liquidation.

               (c) As used in this Agreement, the term "Investments" shall mean (i) the investments of Mercury [Name] shown on its schedule of investments as of the Valuation Time furnished to ML [Name], and
          (ii) all other assets owned by Mercury [Name] or liabilities incurred as of the Valuation Time.

               (d) Mercury Large Cap has full power and authority to enter into and perform its obligations under this Agreement on behalf of itself and Mercury [Name]. The execution, delivery and performance of this Agreement by Mercury Large Cap on behalf of itself and Mercury [Name] have been duly authorized by all necessary action of the Boards of Mercury Large Cap and Large Cap Trust, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

               (e) ML [Name] has been furnished with a statement of assets and liabilities and a schedule of investments of Mercury [Name], each as of March 31, 2002, said financial statements having been audited by Deloitte & Touche LLP, independent auditors. An unaudited statement of assets and liabilities of Mercury [Name] and an unaudited schedule of investments of Mercury [Name], each as of the Valuation Time, will be furnished to ML [Name] at or prior to the Closing Date for the purpose of determining the number of shares of ML [Name] to be issued to Mercury [Name] pursuant to Section 4 of this Agreement; and each will fairly present the financial position of Mercury [Name] as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

               (f) ML [Name] has been furnished with Mercury [Name]'s Annual Report to Shareholders for the year ended October 31, 2002 and the financial statements appearing therein fairly present the financial position of Mercury [Name] as of the dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

               (g) ML [Name] has been furnished with the prospectus and statement of additional information of Mercury [Name], each dated January 30, 2002, and any supplements thereto, and said prospectus and statement of additional information and any supplements thereto do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

               (h) There are no material legal, administrative or other proceedings pending or, to the knowledge of Mercury Large Cap, threatened against it or Mercury [Name] which assert liability on the part of Mercury Large Cap or Mercury [Name] or which materially affect the financial condition or ability of Mercury Large Cap or Mercury [Name] to consummate the Reorganization. Neither Mercury Large Cap nor Mercury [Name] is charged with nor, to the best of the knowledge of ML Large Cap, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of their respective businesses.

               (i) There are no material contracts outstanding relating to Mercury [Name] to which Mercury Large Cap is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to ML [Name] prior to the Valuation Time.

               (j) Mercury Large Cap is not a party to nor obligated under any provision of its Articles of Incorporation, its by-laws, or any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of this Agreement on behalf of Mercury [Name] or its performance under this Agreement on behalf of itself and Mercury [Name].

               (k) Mercury [Name] has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of its most recent Annual or Semi-Annual Report to Shareholders and those incurred in connection with the Reorganization. As of the Valuation Time, Mercury [Name] will advise ML [Name] in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time, of Mercury [Name].

               (l) Mercury [Name] has filed, or has obtained extensions to file, all Federal, state and local tax returns that are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of Mercury [Name] have been adequately provided for on its books, and no tax deficiency or liability of Mercury [Name] has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

               (m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation of the Reorganization by Mercury [Name] except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws and such as may be required under the Articles of Incorporation of Mercury Large Cap to terminate Mercury [Name] as a series of Mercury Large Cap.

               (n) The N-14 Registration Statement, on its effective date, at the time of the special shareholders' meeting referred to in Section 6(a) of this Agreement and on the Closing Date, insofar as it relates to Mercury [Name], (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by Mercury [Name] for use in the N-14 Registration Statement as provided in Section 6(e) of this Agreement.

               (o) Mercury Large Cap is authorized to issue 3,000,000,000 shares of common stock, par value $0.10 per share, of which Mercury [Name] is authorized to issue 500,000,000 shares divided into four classes, designated Class I, Class B, Class C and Class A common stock; Class I, Class C and Class A shares of Mercury [Name] Common Stock each consist of 100,000,000 authorized shares and Class B shares of Mercury [Name] Common Stock consists of 200,000,000 authorized shares; each issued and outstanding share is fully paid and nonassessable and has full voting rights.

               (p) The books and records of Mercury [Name] made available to ML [Name] and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of Mercury [Name].

               (q) Mercury [Name] will not sell or otherwise dispose of any of the shares of ML [Name] to be received in the Reorganization, except in distribution to the shareholders of Mercury [Name] in accordance with Section 4 of this Agreement.

               (r) At or prior to the Closing Date, Mercury Large Cap will have obtained any and all regulatory, Board, shareholder, and other approvals on behalf of Mercury [Name] necessary to effect the Reorganization as set forth herein.

3.       The Reorganization.

               (a) Subject to receiving the requisite approval of the shareholders of Mercury [Name], and to the other terms and conditions contained herein, Mercury [Name] agrees to convey, transfer and deliver to ML [Name] and ML [Name] agrees to acquire from Mercury [Name], on the Closing Date, substantially all of Mercury [Name]'s assets (consisting primarily of all of Mercury [Name]'s shares of the Large Cap [Name] Portfolio of Large Cap Trust) and ML [Name] agrees to assume substantially all of the liabilities of Mercury [Name], in exchange solely for shares of ML [Name] calculated in accordance with Section 4 of this Agreement. Large Cap Trust consents to the conveyance, transfer and delivery of Mercury [Name]'s shares of the Large Cap [Name] Portfolio of Large Cap Trust to ML [Name] on the Closing Date in exchange solely for shares of ML [Name]. Pursuant to this Agreement, on the Closing Date or as soon as practicable thereafter, Mercury [Name] will distribute pro rata all shares of ML [Name] received by it to its shareholders in exchange for such shareholders' proportional interests in Mercury [Name]. Such distribution shall be accomplished by the opening of shareholder accounts on the books of ML [Name] in the amounts due the shareholders of Mercury [Name] based on their respective holdings in Mercury [Name] as of the Valuation Time.

               (b) Mercury [Name] will pay or cause to be paid to ML [Name] any interest or dividends it receives on or after the Closing Date.

               (c) The Valuation Time shall be 4:00 p.m., Eastern time, on ________________, 2003, or such earlier or later day and time as may be agreed upon by the parties hereto in writing (the "Valuation Time").

               (d) ML [Name] will acquire substantially all of the assets of Mercury [Name] and will assume the known liabilities of Mercury [Name]. The known liabilities of Mercury [Name] as of the Valuation Time shall be confirmed in writing to ML [Name] by Mercury [Name] pursuant to Section 2(k) of this Agreement.

               (e) Following the distribution referred to in subparagraph 3(a) above, Mercury [Name] will be terminated as a series of Mercury Large Cap in accordance with the laws of the State of Maryland.

4.       Issuance and Valuation of Shares of ML [Name] in the Reorganization.

         The shares of ML [Name] received by Mercury [Name] shareholders will be of the same class (except that holders of Class I and Class A shares of Mercury [Name] will receive Class A and Class D shares of ML [Name], respectively) and have the same aggregate net asset value as such shareholders' interest in Mercury [Name] as of the Valuation Time. The net asset value of Mercury [Name] and ML [Name] shall be determined as of the Valuation Time in accordance with the procedures described in the prospectus and statement of additional information of ML [Name], each dated January 14, 2002, and any supplements thereto. Such valuation and determination shall be made by ML [Name] in cooperation with Mercury [Name]. ML [Name] shall issue Class A, Class B, Class C and Class D shares of ML [Name] to Mercury [Name] by the opening of a shareholder account (one in respect of each class) on the books of ML [Name] registered in the name of Mercury [Name]. Mercury [Name] shall distribute such shares of

ML [Name] to its shareholders as described above by indicating the registration of such shares in the name of such Mercury [Name] shareholders in the amounts due such shareholders based on their respective holdings in Mercury [Name] as of the Valuation Time.

5.       Payment of Expenses.

               (a) The expenses of the Reorganization that are directly attributable to Mercury [Name] will be borne by Fund Asset Management, L.P. ("FAM"). These expenses are expected to include the expenses incurred in preparing, printing and mailing the proxy materials to be utilized in connection with the special shareholders' meeting referred to in Section 6(a) of this Agreement and the expenses related to the solicitation of proxies to be voted at such special meeting. The expenses of the Reorganization that are directly attributable to ML [Name] will be borne by FAM. These expenses are expected to include the costs of printing sufficient copies of its prospectus and any supplements thereto, and their most recent Annual Reports to accompany the Proxy Statement and Prospectus. Certain additional expenses of the Reorganization, including, but not limited to, expenses incurred in connection with obtaining an opinion of counsel with respect to the tax consequences of the Reorganization, the preparation of this Agreement, legal fees, transfer agent fees and audit fees will be borne by FAM on behalf of each of Mercury [Name] and ML [Name].

               (b) If for any reason the Reorganization is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages.

6. Covenants of ML Large Cap on behalf of itself and ML [Name] and Mercury Large Cap on behalf of itself and Mercury [Name]

               (a) Mercury Large Cap agrees to call a special meeting of the shareholders of Mercury [Name] to be held as soon as is practicable after the effective date of the N-14 Registration Statement for the purpose of considering the approval of this Agreement. It shall be a condition to the obligations of each of the parties hereto that the holders of a majority of the shares of Mercury [Name] issued and outstanding and entitled to vote thereon, voting together as a single class, shall have approved this Agreement at such a meeting at or prior to the Valuation Time.

               (b) Each Fund covenants to operate its business as presently conducted between the date hereof and the Closing Date.

               (c) (i) Mercury Large Cap agrees that following the consummation of the Reorganization it will take such action necessary to terminate Mercury [Name] as a series of Mercury Large Cap in accordance with the laws of the State of Maryland, and (ii) Mercury [Name] will not make any distributions of any ML [Name] shares other than to its stockholders and without first paying or adequately providing for the payment of all of its liabilities not assumed by ML [Name], if any, and on and after the Closing Date shall not conduct any business except in connection with its termination.

               (d) ML Large Cap will file the N-14 Registration Statement with the Securities and Exchange Commission (the "Commission") on behalf of ML [Name] and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. ML [Name] and Mercury [Name] agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder and the state securities laws.

               (e) Each Fund agrees that by the Closing Date, all Federal and other tax returns and reports required to be filed on or before such date shall have been filed by each such Fund and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes. In connection with this covenant, the Funds agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining any liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. ML [Name] agrees to retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of Mercury [Name] for its taxable period first ending after the Closing Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Closing Date, Mercury [Name] shall prepare, or cause its agents to prepare, any Federal, state or local tax returns, including any Forms 1099, required to be filed by Mercury [Name] with respect to Mercury [Name]'s final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by Mercury [Name] (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 after the Closing Date shall be borne by Mercury [Name] to the extent such expenses have been accrued by Mercury [Name] in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by ML [Name] at the time such tax returns and Forms 1099 are prepared.

               (f) Mercury Large Cap agrees to mail to Mercury [Name] shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with applicable notice requirements of its Articles of Incorporation, a Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

               (g) Following the consummation of the Reorganization, ML [Name] expects to stay in existence and continue its business as a diversified, open-end management investment company registered under the 1940 Act.

               (h) ML [Name] agrees to comply with the recordkeeping requirements of Rule 17a-8(a)(5) under the 1940 Act after the Reorganization.

               (i) If available at or prior to the Closing Date, ML [Name] will provide Mercury [Name] with its Semi-Annual Report to Shareholders for the six months ended December 31, 2002, its unaudited statement of assets and liabilities and unaudited schedule of investments, each as of December 31, 2002.

               (j) If available at or prior to the Closing Date, Mercury [Name] will provide ML [Name] with its Semi-Annual Report to Shareholders for the six months ended December 31, 2002, its unaudited statement of assets and liabilities and unaudited schedule of investments, each as of December 31, 2002.

7.       Closing Date.

               (a) Delivery of Mercury [Name]'s assets to be transferred, and the shares of ML [Name] to be issued, shall be made at the offices of Sidley Austin Brown & Wood LLP, 787 Seventh Avenue New York, N.Y. 10019, at 10:00 a.m. Eastern time on the next full business day following the Valuation Time, or at such other place, time and date agreed to by Mercury Large Cap, on behalf of Mercury [Name], ML Large Cap, on behalf of ML [Name], and Large Cap Trust, the date and time upon which such delivery is to take place being referred to herein as the "Closing Date." To the extent that any assets of Mercury [Name], for any reason, are not transferable on the Closing Date, Mercury [Name] shall cause such assets to be transferred to ML [Name]'s account with Brown Brothers Harriman & Co. at the earliest practicable date thereafter.

               (b) Mercury [Name] will deliver to ML [Name] on the Closing Date confirmations or other adequate evidence as to the tax basis of all of the assets delivered to ML [Name] hereunder.

               (c) As soon as practicable after the close of business on the Closing Date, Mercury [Name] shall deliver to ML [Name] a list of the names and addresses of all of the shareholders of record of Mercury

          [Name] on the Closing Date and the number of shares of Mercury [Name] owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for Mercury [Name] or by its President.

8.       Conditions of Mercury Large Cap for the Benefit of Mercury [Name].

         The obligations of Mercury Large Cap on behalf of Mercury [Name] hereunder shall be subject to the following conditions:

               (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of the holders of a majority of the shares of Mercury [Name], issued and outstanding and entitled to vote thereon, voting together as a single class; by the Boards of ML Large Cap, Mercury Large Cap and Large Cap Trust; and that ML [Name] shall have delivered to Mercury [Name] a copy of the resolution approving this Agreement adopted by the Board of ML Large Cap, certified by the Secretary of ML Large Cap.

               (b) That ML [Name] shall have furnished to Mercury [Name] a statement of ML [Name]'s assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of its investments, all as of the Valuation Time, certified on ML [Name]'s behalf by the President of ML Large Cap (or any Vice President) and its Treasurer, and a certificate signed by the President of ML Large Cap (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of ML [Name] since the date of ML [Name]'s most recent Annual or Semi-Annual Report to Shareholders, other than changes in its portfolio securities since the date of such report or changes in the market value of its portfolio securities.

               (c) That ML [Name] shall have furnished to Mercury [Name] a certificate signed by the President of ML Large Cap (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date all representations and warranties of ML Large Cap on behalf of itself and ML [Name] made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that ML Large Cap on behalf of itself and ML [Name] has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

               (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

               (e) That Mercury [Name] shall have received an opinion of Sidley Austin Brown & Wood LLP, to the effect that for Federal income tax purposes (i) ML [Name]'s acquisition of substantially all of Mercury [Name]'s assets (consisting primarily of all of Mercury [Name]'s shares of the Large Cap [Name] Portfolio of Large Cap Trust) and ML [Name]'s assumption of substantially all of Mercury [Name]'s liabilities in exchange solely for shares of ML [Name] as provided in this Agreement will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Mercury [Name] and ML [Name] will each be deemed to be a "party" to a Reorganization within the meaning of Section 368(b) of the Code;
          (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to Mercury [Name] as a result of ML [Name]'s acquisition of substantially all of Mercury [Name]'s assets solely in exchange for shares of ML [Name] or on the distribution of the ML [Name] shares to Mercury [Name] shareholders under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to ML [Name] on its receipt of substantially all of Mercury [Name]'s assets in exchange for ML [Name] shares; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of Mercury [Name] on the receipt of shares of ML [Name] in exchange for their shares of Mercury [Name]; (v) in accordance with Section 362(b) of the Code, the tax basis of the assets that were acquired by ML [Name] from Mercury [Name] (consisting primarily of all of Mercury [Name]'s shares of the Large Cap [Name] Portfolio of Large Cap Trust) in the hands of ML [Name] will be the same as the tax basis of such assets in the hands of Mercury [Name] immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the shares of ML [Name] received by the shareholders of Mercury [Name] in the Reorganization (including fractional shares to which they may be entitled) will be equal to the tax basis of the shares of Mercury [Name] surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the shares of ML [Name] acquired in the Reorganization (including fractional shares to which he or she may be entitled) will be determined by including the period for which such shareholder held the shares of Mercury [Name] exchanged therefor, provided that such Mercury [Name] shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, ML [Name]'s holding period with respect to the assets that were acquired by ML [Name] from Mercury [Name] (consisting primarily of Mercury [Name]'s shares of Large Cap [Name] Portfolio of Large Cap Trust) will include the period for which such assets were held by Mercury [Name]; and (ix) the taxable year of Mercury [Name] will end on the Closing Date and pursuant to Section 381(a) of the Code and regulations thereunder, ML [Name] will succeed to and take into account certain tax attributes of Mercury [Name], such as earnings and profits, capital loss carryovers and method of accounting.

               (f) That all proceedings taken by ML Large Cap on behalf of itself and ML [Name] and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to Mercury Large Cap on behalf of Mercury [Name].

               (g) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Mercury [Name] or ML [Name], be contemplated by the Commission.

               (h) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of ML [Name] or would prohibit the Reorganization.

               (i) That Mercury [Name] shall have received from the Commission such orders or interpretations as Sidley Austin Brown & Wood LLP, as special counsel to Mercury [Name] in connection with the Reorganization, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

               (j) That all of the Board Members of Large Cap Trust shall have consented in writing to the transfer of all of Mercury [Name]'s shares of the Large Cap [Name] Portfolio of Large Cap Trust to ML [Name].

9.       Conditions of ML Large Cap for the Benefit of ML [Name].

         The obligations of ML [Name] hereunder shall be subject to the following conditions:

               (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Boards of ML Large Cap, Mercury Large Cap and Large Cap Trust, and by the affirmative vote of the holders of a majority of the shares of common stock of Mercury [Name] issued and outstanding and entitled to vote thereon, voting together as a single class; and that Mercury [Name] shall have delivered to ML [Name] a copy of the resolution approving this Agreement adopted by the Board of Mercury Large Cap and a certificate setting forth the vote Mercury [Name] shareholders obtained, each certified by the Secretary of Mercury Large Cap.

               (b) That Mercury [Name] shall have furnished to ML [Name] a statement of Mercury [Name]'s assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on Mercury [Name]'s behalf by the President of Mercury Large Cap (or any Vice

          President) and its Treasurer, and a certificate signed by the President of Mercury Large Cap (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of Mercury [Name] since the date of Mercury [Name]'s most recent Annual or Semi-Annual Report to Shareholders, other than changes in the Investments since the date of such report or changes in the market value of the Investments.

               (c) That Mercury [Name] shall have furnished to ML [Name] a certificate signed by the President of Mercury Large Cap (or any Vice President) and its Treasurer, dated the Closing Date, certifying that as of the Valuation Time and as of the Closing Date all representations and warranties of Mercury Large Cap on behalf of itself and Mercury [Name] made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and that Mercury Large Cap on behalf of itself and Mercury [Name] has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

               (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

               (e) That ML [Name] shall have received an opinion of Sidley Austin Brown & Wood LLP with respect to the matters specified in
          Section 8(e) of this Agreement.

               (f) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Mercury [Name] or ML [Name], be contemplated by the Commission.

               (g) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Mercury [Name] or would prohibit the Reorganization.

               (h) That ML [Name] shall have received from the Commission such orders or interpretations as Sidley Austin Brown & Wood LLP, as special counsel to ML [Name] in connection with the Reorganization, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

               (i) That all proceedings taken by Mercury Large Cap on behalf of itself and Mercury [Name] and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to ML Large Cap on behalf of itself and ML [Name].

               (j) That prior to the Closing Date, Mercury [Name] shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Closing Date.

               (k) That all of the Board Members of Large Cap Trust shall have consented in writing to the transfer of all of Mercury [Name]'s shares of Large Cap Trust to ML [Name].

10.      Termination, Postponement and Waivers.

               (a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of Mercury [Name]) prior to the Closing Date, or the Closing Date may be postponed, (i) by mutual consent of the Boards of ML Large Cap, Mercury Large Cap and Large Cap Trust; (ii) by the Board of Mercury Large Cap if any condition to the obligations of Mercury Large Cap or Mercury [Name] set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or (iii) by the Board of ML Large Cap if any condition to the obligations of ML Large Cap or ML [Name] set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board.

               (b) If the transactions contemplated by this Agreement have not been consummated by _____________________, 2003, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Boards of ML Large Cap, Mercury Large Cap and Large Cap Trust.

               (c) In the event of termination of this Agreement pursuant to the provisions hereof, this Agreement shall become void and have no further effect, and there shall not be any liability on the part of either ML Large Cap, on behalf of itself and ML [Name], Mercury Large Cap, on behalf of itself and Mercury [Name], or Large Cap Trust or persons who are their directors, officers, agents or shareholders in respect of this Agreement.

               (d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of either ML Large Cap or Mercury Large Cap, respectively (whichever is entitled to the benefit of this Agreement), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of their respective Fund, on behalf of which such action is taken. In addition, the Boards of ML Large Cap, Mercury Large Cap and Large Cap Trust have delegated to FAM the ability to make non-material changes to the transaction contemplated hereby if FAM deems it to be in the best interests of ML [Name], Mercury [Name] or Large Cap Trust, as the case may be, to do so.

               (e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire and terminate on the Closing Date and neither ML Large Cap, on behalf of itself and ML [Name], nor Mercury Large Cap, on behalf of itself and Mercury [Name], nor any of their officers, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, director or agent of ML Large Cap or Mercury Large Cap or any shareholder or agent of ML [Name] or Mercury [Name] against any liability to the entity for which that officer, director, agent or shareholder so acts or to its shareholders, to which that officer, director, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

               (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Boards of ML Large Cap, Mercury Large Cap and Large Cap Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of Mercury [Name], unless such terms and conditions shall result in a change in the method of computing the number of shares of ML [Name] to be issued to Mercury [Name] in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of Mercury [Name] prior to the special meeting at which the Reorganization shall have been approved, this Agreement shall not be adopted and shall terminate unless Mercury Large Cap promptly shall call a special meeting of Mercury [Name] shareholders at which such conditions so imposed shall be submitted for approval.

11.      Other Matters.

               (a) Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any shares to any person who as of the Closing Date is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c), ML [Name] will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

               THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO MERRILL LYNCH LOW DURATION FUND (OR ITS STATUTORY SUCCESSOR) OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A

               REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

and, further, that stop transfer instructions will be issued to ML [Name]'s transfer agent with respect to such shares. Mercury [Name] will provide ML [Name] on the Closing Date with the name of any Mercury [Name] shareholder who is to the knowledge of Mercury [Name] an affiliate of Mercury [Name] on such date.

               (b) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

               (c) Any notice, report or demand required or permitted by any provision of this Agreement shall be in writing and shall be made by hand delivery, prepaid certified mail or overnight service, addressed to ML Large Cap, on behalf of itself or ML [Name], Mercury Large Cap, on behalf of itself or Mercury [Name], or Large Cap Trust, in any case at P.O. Box 9011, Princeton, New Jersey 08543-9011, Attn: Terry K. Glenn, President.

               (d) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of New York applicable to agreements made and to be performed in said state.

               (e) Copies of the Articles of Incorporation, as amended, of ML Large Cap are on file with the Department of Assessments and Taxation of the State of Maryland and notice is hereby given that this instrument is executed on behalf of the Board Members of ML Large Cap.

               (f) Copies of the Certificate of Trust of Large Cap Trust are on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Board Members of Large Cap Trust. No Board Member, officer, employee or agent of Large Cap Trust when acting in such capacity shall be subject to any personal liability whatsoever, in his or her individual capacity, to any person in connection with the affairs of Large Cap Trust; and all such persons shall look solely to Large Cap Trust's property for satisfaction of claims of any nature against a Board Member, officer, employee or agent of Large Cap Trust in connection with the affairs of Large Cap Trust.

         This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

                                        MERRILL LYNCH LARGE CAP SERIES FUNDS,
                                        INC., ON BEHALF OF MERRILL LYNCH LARGE
                                        CAP [NAME] FUND



                                        BY:  _________________________________
                                               (TERRY K. GLENN, PRESIDENT)

ATTEST:

------------------------------------
   (SUSAN B. BAKER, SECRETARY)


                                        MERCURY LARGE CAP SERIES FUNDS, INC., ON
                                        BEHALF OF MERCURY LARGE CAP [NAME] FUND



                                        BY:  _________________________________
                                               (TERRY K. GLENN, PRESIDENT)

 ATTEST:

------------------------------------
   (SUSAN B. BAKER, SECRETARY)



                                        MASTER LARGE CAP SERIES TRUST



                                        BY:  _________________________________
                                               (TERRY K. GLENN, PRESIDENT)

 ATTEST:

------------------------------------
   (SUSAN B. BAKER, SECRETARY)

                                                                    Exhibit II

                              SECURITY OWNERSHIP

         To the knowledge of ML Large Cap, the following persons or entities owned beneficially or of record 5% or more of any class of ML Core's shares as of the Record Date:

                                              Percentage of Class Owned
                                              -------------------------
                                                                                                     Percentage of
Shareholder Name and Address*          Class A      Class B     Class C      Class D     Class R      Fund Owned
-----------------------------          -------      -------     -------      -------     -------      ----------





-------------------------------------
         *The address for each shareholder listed above is: c/o Merrill Lynch Large Cap Core Fund, 800 Scudders Mill Road,
Plainsboro, New Jersey 08536.

         To the knowledge of ML Large Cap, the following persons or entities owned beneficially or of record 5% or more of any class of ML Growth's shares as of the Record Date:

                                              Percentage of Class Owned
                                              -------------------------
                                                                                                     Percentage of
Shareholder Name and Address*          Class A      Class B     Class C      Class D     Class R      Fund Owned
-----------------------------          -------      -------     -------      -------     -------      ----------





-------------------------------------
         *The address for each shareholder listed above is: c/o Merrill Lynch Large Cap Growth Fund, 800 Scudders Mill Road,
Plainsboro, New Jersey 08536.

         To the knowledge of ML Large Cap, the following persons or entities owned beneficially or of record 5% or more of any class of ML Value's shares as of the Record Date:

                                              Percentage of Class Owned
                                              -------------------------
                                                                                                     Percentage of
Shareholder Name and Address*          Class A      Class B     Class C      Class D     Class R      Fund Owned
-----------------------------          -------      -------     -------      -------     -------      ----------





-------------------------------------
         *The address for each shareholder listed above is: c/o Merrill Lynch Large Cap Value Fund, 800 Scudders Mill Road,
Plainsboro, New Jersey 08536.

         To the knowledge of Mercury Large Cap, the following persons or entities owned beneficially or of record 5% or more of any class of Mercury Core's shares as of the Record Date:

                                              Percentage of Class Owned
                                              -------------------------
                                                                                                     Percentage of
Shareholder Name and Address*            Class I        Class B         Class C         Class A        Fund Owned
-----------------------------            -------        -------         -------         -------      -------------





-------------------------------------
         *The address for each shareholder listed above is: c/o Mercury Large Cap Core Fund, 800 Scudders Mill Road, Plainsboro, New
Jersey 08536.

         To the knowledge of Mercury Large Cap, the following persons or entities owned beneficially or of record 5% or more of any class of Mercury Growth's shares as of the Record Date:

                                              Percentage of Class Owned
                                              -------------------------
                                                                                                     Percentage of
Shareholder Name and Address*            Class I        Class B         Class C         Class A       Fund Owned
-----------------------------            -------        -------         -------         -------      -------------





-------------------------------------
         *The address for each shareholder listed above is: c/o Mercury Large Cap Growth Fund, 800 Scudders Mill Road, Plainsboro,
New Jersey 08536.

         To the knowledge of Mercury Large Cap, the following persons or entities owned beneficially or of record 5% or more of any class of Mercury Value's shares as of the Record Date:

                                              Percentage of Class Owned
                                              -------------------------
                                                                                           Percentage of
Shareholder Name and Address*            Class I      Class B     Class C      Class A     Fund Owned
-----------------------------            -------      -------     -------      -------     -------------





-------------------------------------
         *The address for each shareholder listed above is: c/o Mercury Large
Cap Value Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.




                             SUBJECT TO COMPLETION
    PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 27, 2003

                      STATEMENT OF ADDITIONAL INFORMATION


                  MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.
                     MERCURY LARGE CAP SERIES FUNDS, INC.
                                 P.O. BOX 9011
                       PRINCETON, NEW JERSEY 08543-9011
                                (609) 282-2800

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement and Prospectus of Mercury Large Cap Series Funds, Inc. ("Mercury Large Cap") and Merrill Lynch Large Cap Series Funds, Inc. ("ML Large Cap"), dated February ______, 2003 (the "Proxy Statement and Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling ML Large Cap at 1-800-995-6526 or by writing to ML Large Cap at the above address. This Statement of Additional Information is incorporated by reference into the Proxy Statement and Prospectus.

         Further information about ML Large Cap is contained in its Statement of Additional Information, dated January 14, 2002, as supplemented, which is incorporated by reference into this Statement of Additional Information.

         Further information about Mercury Large Cap is contained in its Statement of Additional Information, dated January 30, 2002 which is incorporated by reference into this Statement of Additional Information.

         The Commission maintains a web site (http://www.sec.gov) that contains the prospectus and statement of additional information of each of ML Large Cap, Mercury Large Cap and Master Large Cap Series Trust ("Large Cap Trust"), other material incorporated by reference herein, and other information regarding ML Large Cap, Mercury Large Cap and Large Cap Trust.



  The date of this Statement of Additional Information is February ____, 2003

                              GENERAL INFORMATION

         The shareholders of Mercury Large Cap Core Fund ("Mercury Core"), a series of Mercury Large Cap, are being asked to approve a reorganization pursuant to which Merrill Lynch Large Cap Core Fund ("ML Core"), a series of ML Large Cap, will acquire substantially all of the assets and assume substantially all of the liabilities of Mercury Core, in exchange solely for newly-issued shares of common stock of ML Core. Mercury Core will then distribute such shares of ML Core common stock pro rata to its shareholders. Mercury Core will thereafter be terminated as a series of Mercury Large Cap under the Articles of Incorporation of Mercury Large Cap.

         The shareholders of Mercury Large Cap Growth Fund ("Mercury Growth"), a series of Mercury Large Cap, are being asked to approve a reorganization pursuant to which Merrill Lynch Large Cap Growth Fund ("ML Growth"), a series of ML Large Cap, will acquire substantially all of the assets and assume substantially all of the liabilities of Mercury Growth, in exchange solely for newly-issued shares of common stock of ML Growth. Mercury Growth will then distribute such shares of ML Growth common stock pro rata to its shareholders. Mercury Growth will thereafter be terminated as a series of Mercury Large Cap under the Articles of Incorporation of Mercury Large Cap.

         The shareholders of Mercury Large Cap Value Fund ("Mercury Value"), a series of Mercury Large Cap, are being asked to approve a reorganization pursuant to which Merrill Lynch Large Cap Value Fund ("ML Value"), a series of ML Large Cap, will acquire substantially all of the assets and assume substantially all of the liabilities of Mercury Value, in exchange solely for newly-issued shares of common stock of ML Value. Mercury Value will then distribute such shares of ML Value common stock pro rata to its shareholders. Mercury Value will thereafter be terminated as a series of Mercury Large Cap under the Articles of Incorporation of Mercury Large Cap.

         In the event the Core Acquisition (as defined in the Proxy Statement and Prospectus), the Growth Acquisition (as defined in the Proxy Statement and Prospectus) and the Value Acquisition (as defined in the Proxy Statement and Prospectus) are completed, Mercury Large Cap will be (i) deregistered as an investment company under the Investment Company Act of 1940 and (ii) dissolved under state law.

         ML Core and Mercury Core are "feeder" funds that invest all of their respective assets in the Large Cap Core Portfolio of Master Large Cap Trust ("Large Cap Trust"), which has the same investment objectives as each of the "feeder" funds. ML Growth and Mercury Growth are "feeder" funds that invest all of their respective assets in the Large Cap Growth Portfolio of Large Cap Trust, which has the same investment objectives as each of the "feeder" funds. ML Value and Mercury Value are "feeder" funds that invest all of their respective assets in the Large Cap Value Portfolio of Large Cap Trust, which has the same investment objectives as each of the "feeder" funds. All investments are made, and all portfolio management occurs, at the Portfolio/Trust level. Special Meetings of Stockholders of Mercury Core, Mercury Growth and Mercury Value to consider the Target Fund Acquisitions will be held at 800 Scudders Mill Road, Plainsboro, New Jersey, on April 4, 2003 at [ ] [a.m.], [ ] [a.m.] and [ ] [a.m.], respectively, Eastern Time.

         For detailed information about these three reorganizations, shareholders of the Target Funds should refer to the Proxy Statement and Prospectus. For further information about ML Large Cap, shareholders should refer to ML Large Cap's Statement of Additional Information, dated January 14, 2002, as supplemented, which is incorporated by reference herein.

                             FINANCIAL STATEMENTS

         In accordance with Part B, Item 14(a) of Form N-14, pro forma financial statements reflecting consummation of the Core Acquisition have not been prepared since, as of December 31, 2002, the net asset value of Mercury Core did not exceed 10% of the net asset value of ML Core.

         In accordance with Part B, Item 14(a) of Form N-14, pro forma financial statements reflecting consummation of the Growth Acquisition have not been prepared since, as of December 31, 2002, the net asset value of Mercury Growth did not exceed 10% of the net asset value of ML Growth.

         In accordance with Part B, Item 14(a) of Form N-14, pro forma financial statements reflecting consummation of the Value Acquisition have not been prepared since, as of December 31, 2002, the net asset value of Mercury Value did not exceed 10% of the net asset value of ML Value.

The Acquiring Funds

         The audited financial statements and accompanying notes for the fiscal year ended October 31, 2002 of ML Core of ML Large Cap and of Core Portfolio of Large Cap Trust, and the independent auditors' reports thereon, dated December 10, 2002 and December 10, 2002 (January 7, 2003 as to Note 5), respectively, are incorporated herein by reference from ML Core's October 31, 2002 Annual Report.

         The audited financial statements and accompanying notes for the fiscal year ended October 31, 2002 of ML Growth of ML Large Cap and of Growth Portfolio of Large Cap Trust, and the independent auditors' reports thereon, dated December 10, 2002 and December 10, 2002 (January 7, 2003 as to Note 5), respectively, are incorporated herein by reference from ML Growth's October 31, 2002 Annual Report.

         The audited financial statements and accompanying notes for the fiscal year ended October 31, 2002 of ML Value of ML Large Cap and of Value Portfolio of Large Cap Trust, and the independent auditors' reports thereon, dated December 10, 2002, are incorporated herein by reference from ML Value's October 31, 2002 Annual Report.

The Target Funds

         The audited financial statements and accompanying notes for the fiscal year ended October 31, 2002 of Mercury Core of Mercury Large Cap and of Core Portfolio of Large Cap Trust, and the independent auditors' reports thereon, dated December 10, 2002 and December 10, 2002 (January 7, 2003 as to
Note 5), respectively, are incorporated herein by reference from Mercury Core's October 31, 2002 Annual Report.

         The audited financial statements and accompanying notes for the fiscal year ended October 31, 2002 of Mercury Growth of Mercury Large Cap and of Growth Portfolio of Large Cap Trust, and the independent auditors' reports thereon, dated December 10, 2002 and December 10, 2002 (January 7, 2003 as to
Note 5), respectively, are incorporated herein by reference from Mercury Growth's October 31, 2002 Annual Report.

         The audited financial statements and accompanying notes for the fiscal year ended October 31, 2002 of Mercury Value of Mercury Large Cap and of Value Portfolio of Large Cap Trust, and the independent auditors' reports thereon, dated December 10, 2002, are incorporated herein by reference from Mercury Value's October 31, 2002 Annual Report.

                                    PART C
                               OTHER INFORMATION

Item 15. Indemnification.

         Reference is made to Article V of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

         Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the "Investment Company Act"), may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt of the advance, or (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


Item 16.          Exhibits

(1) (a)  -- Articles of Incorporation of the Registrant, filed October 20, 1999.(a)

    (b)  -- Articles Supplementary of the Registrant, filed December 31, 2002.(j)

(2)      -- By-Laws of the Registrant.(a)

(3)      -- Portions of Articles of Incorporation and By-Laws of the Registrant defining the rights of holders of shares of common stock of the Registrant.(b)

(4)      -- Not Applicable.

(5)      -- Form of Distribution Agreement between the Registrant and
           FAM Distributors, Inc. (the "Distributor").(d)

(6)      -- None.

(8)(a)(1)-- Form of Transfer Agency, Dividend Disbursing Agency
            and Shareholder Servicing Agency Agreement between the
            Registrant and Financial Data Services, Inc.(c)

   (a)(2)-- Form of Amendment to the Transfer Agency, Dividend Disbursing
            Agency and Shareholder Servicing Agency Agreement.(g)

   (b) -- Form of License Agreement relating to use of name between the Registrant and Merrill Lynch & Co.(c)

   (c)   -- Form of Administration Agreement between the Registrant and Fund
            Asset Management, L.P.(h)

(9)      -- None.

(10) (a) -- Merrill Lynch Select Pricing System Plan pursuant to Rule
            18f-3.(c)

     (b) -- Form of Unified Class B Distribution Plan of the Registrant.(e)

     (c) -- Form of Unified Class C Distribution Plan of the Registrant.(e)

     (d) -- Form of Unified Class D Distribution Plan of the Registrant.(e)

(11)     -- Opinion of Sidley Austin Brown & Wood LLP, counsel for the Registrant.

(12)     -- None.

(13)     -- Tax Opinion of Sidley Austin Brown & Wood LLP, special counsel for the Registrant.*

(14) (a) -- Consent of Deloitte & Touche LLP, independent auditors for Merrill Lynch Large Cap Core Fund.

     (b) -- Consent of Deloitte & Touche LLP, independent auditors for Merrill
            Lynch Large Cap Growth Fund.

     (c) -- Consent of Deloitte & Touche LLP, independent auditors for Merrill
            Lynch Large Cap Value Fund.

     (d) -- Consent of Deloitte & Touche LLP, independent auditors for Mercury
            Large Cap Core Fund.

     (e) -- Consent of Deloitte & Touche LLP, independent auditors for Mercury
            Large Cap Growth Fund.

     (f) -- Consent of Deloitte & Touche LLP, independent auditors for Mercury
            Large Cap Value Fund.

(15)     -- Power of Attorney.(i)

(16)     -- Code of Ethics.(f)

17   (a) -- Prospectus, dated January 14, 2002, as supplemented, and Statement of Additional
            Information dated January 14, 2002, as supplemented, of the Registrant.

     (b) -- Prospectus, dated January 30, 2002, and Statement of
            Additional Information dated January 30, 2002, of Mercury
            Large Cap Series Funds, Inc.

     (c) -- Annual Report to Stockholders of Merrill Lynch Large Cap
            Core Fund for the fiscal year ended October 31, 2002.

     (d) -- Annual Report to Stockholders of Merrill Lynch Large Cap
            Growth Fund for the fiscal year ended October 31, 2002.


                                     C-2


     (e) -- Annual Report to Stockholders of Merrill Lynch Large Cap
            Value Fund for the fiscal year ended October 31, 2002.

     (f) -- Annual Report to Stockholders of Mercury Large Cap Core
            Fund for the fiscal year ended October 31, 2002.

     (g) -- Annual Report to Stockholders of Mercury Large Cap Growth
            Fund for the fiscal year ended October 31, 2002.

     (h) -- Annual Report to Stockholders of Mercury Large Cap Value
            Fund for the fiscal year ended October 31, 2002.

     (i) -- Form of Proxy Card.

-----------
(a)  Filed on October 20, 1999 as an Exhibit to the Registrant's Registration
     Statement on Form N-1A under the Securities Act of 1933, as amended (File
     No. 333-89389) (the "Registration Statement").
(b)  Reference is made to Article II, Article IV, Article V (sections 2, 3, 4,
     6, 7 and 8), Article VI, Article VII and Article IX of the Registrant's
     Articles of Incorporation, filed as Exhibit (1), to the Registration
     Statement, and to Article II, Article III (sections 1, 3, 5, 6 and 17),
     Article VI, Article VII, Article XII, Article XIII and Article XIV of the
     Registrant's By-Laws filed as Exhibit (2) to the Registration Statement.
(c)  Filed on December 22, 1999 as an Exhibit to Pre-Effective Amendment No. 1
     to the Registration Statement.
(d)  Incorporated by reference to Exhibit 5 to the Registration Statement on
     Form N-1A of Merrill Lynch Mid Cap Growth Fund, Inc. (File No. 811-10025),
     filed on July 21, 2000.
(e)  Incorporated by reference to Exhibit 13 to the Registration Statement on
     Form N-1A of Merrill Lynch Mid Cap Growth Fund, Inc. (File No.
     811-10025), filed on July 21, 2000.
(f)  Incorporated by reference to Exhibit 15 to Post Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State
     Limited Maturity Municipal Series Trust (File No. 33-50417) filed on
     November 22, 2000.
(g)  Incorporated by reference to Exhibit 8(a)(2) to Post Effective Amendment
     No. 11 to the Registration Statement on Form N-1A of Merrill Lynch
     International Equity Fund (File No. 33-44917) filed on September 28,
     2001.
(h)  Filed on February 20, 2001 as an Exhibit to Post-Effective Amendment No.
     2 to the Registration Statement.
(i)  Included on the signature page of this Registration Statement.
(j)  Filed on December 31, 2002 as an Exhibit to Post-Effective Amendment No.
     4 to the Registration Statement.
*    To be filed by post-effective amendment.



Item 17.  Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file, by post-effective amendment, a copy of an opinion of counsel as to certain tax matters within a reasonable time after receipt of such opinion.

                                  SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 27th day of January, 2003.

                                      MERRILL LYNCH LARGE CAP SERIES FUNDS,
                                      INC.
                                                 (Registrant)


                                      By: /s/ Terry K. Glenn
                                         ------------------------------------
                                           (Terry K. Glenn, President)

         Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke, and Susan B. Baker, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

              Signatures                                 Title                                  Date

------------------------------------          -------------------------------            -------------------
    /s/ Terry K. Glenn
    --------------------------
       (Terry K. Glenn)                   President (Principal Executive
                                          Officer) and Director
                                                                                       January 27, 2003

    /s/ Donald C. Burke
    --------------------------
       (Donald C. Burke)                  Vice President and Treasurer
                                          (Principal Financial and                     January 27, 2003
                                          Accounting Officer)

    /s/ James H. Bodurtha
    --------------------------
      (James H. Bodurtha)                          Director
                                                                                       January 27, 2003

    /s/ Joe Grills
    --------------------------
         (Joe Grills)                              Director                            January 27, 2003

    /s/ Herbert I. London
    --------------------------
      (Herbert I. London)                          Director                            January 27, 2003

    /s/ Andre F. Perold
    --------------------------
       (Andre F. Perold)                           Director                            January 27, 2003

    /s/ Roberta Cooper Ramo
    --------------------------
     (Roberta Cooper Ramo)                         Director                            January 27, 2003

    /s/ Robert S. Salomon, Jr.
    --------------------------
   (Robert S. Salomon, Jr.)                        Director                            January 27, 2003

    /s/ Stephen B. Swensrud
    --------------------------
     (Stephen B. Swensrud)                         Director                            January 27, 2003

                                  SIGNATURES

Master Large Cap Series Trust has duly caused this Registration Statement of Merrill Lynch Large Cap Series Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro and State of New Jersey, on the 27th day of January, 2003.

                                          MASTER LARGE CAP SERIES TRUST



                                          By:  /s/ Terry K. Glenn
                                              --------------------------------
                                               (Terry K. Glenn, President)

Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke, and Susan B. Baker, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

              Signatures                                 Title                                  Date

------------------------------------          -------------------------------            -------------------
    /s/ Terry K. Glenn
    --------------------------
       (Terry K. Glenn)                   President (Principal Executive
                                          Officer) and Trustee
                                                                                       January 27, 2003

    /s/ Donald C. Burke
    --------------------------
       (Donald C. Burke)                  Vice President and Treasurer
                                          (Principal Financial and                     January 27, 2003
                                          Accounting Officer)

    /s/ James H. Bodurtha
    --------------------------
      (James H. Bodurtha)                          Trustee
                                                                                       January 27, 2003

    /s/ Joe Grills
    --------------------------
         (Joe Grills)                              Trustee                             January 27, 2003

    /s/ Herbert I. London
    --------------------------
      (Herbert I. London)                          Trustee                             January 27, 2003

    /s/ Andre F. Perold
    --------------------------
       (Andre F. Perold)                           Trustee                             January 27, 2003

    /s/ Roberta Cooper Ramo
    --------------------------
     (Roberta Cooper Ramo)                         Trustee                             January 27, 2003

    /s/ Robert S. Salomon, Jr.
    --------------------------
   (Robert S. Salomon, Jr.)                        Trustee                             January 27, 2003

    /s/ Stephen B. Swensrud
    --------------------------
     (Stephen B. Swensrud)                         Trustee                             January 27, 2003

                                 EXHIBIT INDEX

Exhibit
Number            Description
-------           -----------

11  (a)  -- Opinion of Sidley Austin Brown & Wood  LLP, counsel for Merrill Lynch Large Cap Core Fund.

    (b)  -- Opinion of Sidley Austin Brown & Wood LLP, counsel for Merrill
            Lynch Large Cap Growth Fund.

    (c)  -- Opinion of Sidley Austin Brown & Wood LLP, counsel for Merrill
            Lynch Large Cap Value Fund.

14  (a)  -- Consent of Deloitte & Touche LLP, independent auditors for Merrill Lynch Large Cap Core Fund.

    (b)  -- Consent of Deloitte & Touche LLP, independent auditors for Merrill
            Lynch Large Cap Growth Fund.

    (c)  -- Consent of Deloitte & Touche LLP, independent auditors for Merrill
            Lynch Large Cap Value Fund.

    (d)  -- Consent of Deloitte & Touche LLP, independent auditors for Mercury
            Large Cap Core Fund.

    (e)  -- Consent of Deloitte & Touche LLP, independent auditors for Mercury
            Large Cap Growth Fund.

    (f)  -- Consent of Deloitte & Touche LLP, independent auditors for Mercury
            Large Cap Value Fund.

17  (a) --  Prospectus, dated January 14, 2002, as supplemented, and Statement of Additional Information dated January 14, 2002, as supplemented, of the Registrant.

    (b) --  Prospectus, dated January 30, 2002, and Statement of
            Additional Information dated January 30, 2002, of Mercury
            Large Cap Series Funds, Inc.

    (c) --  Annual Report to Stockholders of Merrill Lynch Large Cap
            Core Fund for the fiscal year ended October 31, 2002.

    (d) --  Annual Report to Stockholders of Merrill Lynch Large Cap
            Growth Fund for the fiscal year ended October 31, 2002.

    (e) --  Annual Report to Stockholders of Merrill Lynch Large Cap
            Value Fund for the fiscal year ended October 31, 2002.

    (f) --  Annual Report to Stockholders of Mercury Large Cap Core
            Fund for the fiscal year ended October 31, 2002.

    (g) --  Annual Report to Stockholders of Mercury Large Cap Growth
            Fund for the fiscal year ended October 31, 2002.

    (h) --  Annual Report to Stockholders of Mercury Large Cap Value
            Fund for the fiscal year ended October 31, 2002.

    (i) --  Form of proxy card for Mercury Large Cap Core Fund.

    (j) --  Form of proxy card for Mercury Large Cap Growth Fund.

    (k) -- Form of proxy card for Mercury Large Cap Value Fund.